As filed with the Securities and Exchange Commission on April 23, 2010.

Registration Nos. 333-118362 and 811-6459

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 13
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 69
☒

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT A
(Exact Name of Registrant)

MERRILL LYNCH LIFE
INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800)346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary Thornton Payne, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2010  pursuant to paragraph (b) of Rule 485
        (date)

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on	pursuant to paragraph (a) (1) of Rule 485 (date)

    If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity Separate Account A (the “Separate Account”)	Prospectus May 1, 2010 Merrill Lynch Investor Choice Annuity® (Investor Series)

Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”) issued by Merrill Lynch Life Insurance Company

Home Office: 425 West Capital Avenue, Suite 1800 Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Merrill Lynch Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.
The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.
Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.
When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

► B Class	► L Class
► C Class	► XC Class
If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in the following corresponding portfolios (“Funds”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
Managed by Invesco Advisers, Inc.
Invesco V.I. Basic Value Fund
Invesco V.I. Mid Cap Core Equity Fund
AllianceBernstein Variable Products Series Fund,
Inc. – Class A
Managed by AllianceBernstein L.P.
AllianceBernstein International Value Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
American Funds Insurance Series
– Class 2 Shares
Managed by Capital Research and
Management Company
American Funds — Asset Allocation Fund
American Funds — Bond Fund
American Funds — Growth Fund
American Funds — Growth-Income Fund
American Funds — International Fund
BlackRock Variable Series Funds, Inc.
– Class I Shares
Managed by BlackRock Investments, LLC
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund
BlackRock Variable Series Fund, Inc.
– Class III Shares
Managed by BlackRock Investments, LLC
BlackRock Global Opportunities V.I. Fund
Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio
Dreyfus Variable Investment Fund
– Service Class
Managed by The Dreyfus Corporation
Dreyfus VIF Appreciation Portfolio
Eaton Vance Variable Trust
Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
Federated Insurance Series – Primary
Class Shares
Managed by Federated Equity Management Company of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II
Franklin Templeton Variable Insurance Products Trust – Class 2 Shares
Managed by Templeton Investment Counsel LLC
Templeton Foreign Securities Fund
Managed by Templeton Global Advisors Limited
Templeton Growth Securities Fund
Janus Aspen Series – Service Shares
Managed by Janus Capital Management LLC
Janus Aspen – Enterprise Portfolio
Janus Aspen Forty Portfolio
Oppenheimer Variable Account Funds
– Service Class
Managed by OppenheimerFunds, Inc.
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust
– Administrative Class Shares
Managed by Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio
Low Duration Portfolio
Real Return Portfolio
Total Return Portfolio
Pioneer Variable Contracts Trust
– Class II Shares
Managed by Pioneer Investment
Management, Inc.
Pioneer Emerging Markets VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Transamerica Series Trust – Service Class
Managed by Transamerica Asset Management, Inc.
Transamerica Convertible Securities VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP
Transamerica WMC Diversified Growth VP

Van Kampen Life Investment Trust
– Class I Shares
Managed by Van Kampen Asset Management
Van Kampen Life Investment Trust
Comstock Portfolio
Wanger Advisors Trust
Managed by Columbia Wanger Asset Management, L.P.
Wanger International
Wanger USA

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
This Contract is not available to be purchased as a qualified contract or through a tax-deferred plan.
Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix I “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.
Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.
To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2010 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.
The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix I, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m.(ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.

•	Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code (“IRC”).

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes	0% - 3.5%
Surrender Charge

Complete Years Elapsed Since	As a% of premium withdrawn
Payment of Each Premium
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

	Maximum	Current
Transfer Fee[1]	$ 30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

[1]	There is no charge for the first 12 transfers in a contract year.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract on or after June 23, 2008)*

Separate Account Annual Expenses (as a
percentage of average daily net assets in the subaccounts)[2]	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Subaccount	1.30%	1.50%	1.65%	1.70%
Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen - Enterprise, Templeton Foreign Securities, Templeton Growth Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.25%	1.45%	1.60%	1.65%
Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.50%	1.70%	1.85%	1.90%

Periodic Charges Other Than Fund Expenses (if you purchased your Contract prior to June 23, 2008)

Separate Account Annual Expenses (as a
percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.25%	1.45%	1.60%	1.65%
Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Subaccount	1.20%	1.40%	1.55%	1.60%
Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen - Enterprise, Templeton Foreign Securities, Templeton Growth Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.15%	1.35%	1.50%	1.55%
Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.40%	1.60%	1.75%	1.80%

*	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current
Other Charges
Annual Contract Fee[2]	$75	$50
Annual Charge for Optional Riders[3]
Return of Premium GMDB (standard)[4]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%
Maximum Anniversary Value GMDB[4]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard version)[4]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%
ADB[8]	0.50%	0.25%
GMIB[9]	0.90%	0.50%
GMIB EXTRA
For Contracts purchased on or after June 23, 200810*	1.20%	0.75%
For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%
GMWB Single Life
For Contracts purchased on or after June 23, 200811*	1.25%	0.65%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11*	1.55%	0.80%
For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%
GMWB Joint Life
For Contracts purchased on or after June 23, 200811*	1.50%	0.85%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11*	2.00%	1.15%
For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%

*	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

[2]	The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

[3]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[5]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]	The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”

[11]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2009, before any contractual waivers and expense reimbursements. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, shareholder service fees, and other expenses)	0.43%	2.34%

[12]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit), and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume that the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.
Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,225	$2,250	$3,296	$6,183
(b)	$1,042	$1,714	$2,424	$4,593

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$595	$1,800	$3,026	$6,183
(b)	$405	$1,250	$2,141	$4,593

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,155	$2,216	$3,144	$6,330
(b)	$970	$1,678	$2,238	$4,777

     (2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$615	$1,856	$3,114	$6,330
(b)	$425	$1,309	$2,238	$4,777

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$809	$1,898	$3,179	$6,439
(b)	$622	$1,353	$2,310	$4,911

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$629	$1,898	$3,179	$6,439
(b)	$440	$1,353	$2,310	$4,911

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,354	$2,542	$3,741	$6,474
(b)	$1,170	$2,008	$2,887	$4,956

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$634	$1,912	$3,201	$6,474
(b)	$445	$1,368	$2,334	$4,956

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.
Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.
Your Contract in General
•	Tax-Deferred Accumulation. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your account value that are generally tax-deferred until:
➢	you take money out of the Contract by surrender or partial withdrawal or take withdrawals under the Guaranteed Minimum Withdrawal Benefit (“GMWB”),

➢	we make annuity payments to you,

➢	or we pay the death benefit.
Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.
•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.
•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) dies before the annuity date.
•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.
•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.
•	Tax-Deferred Plans. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.
•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix I for state variations.
•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information — Selling the Contract.”
The Classes
•	The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:
➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.25% to 1.50% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.45% to 1.70% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.60% to 1.85% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.65% to 1.90% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.
Premiums
•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.
•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Merrill Lynch Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.
•	Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us, our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.
•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or older co-owner’s or annuitant’s, if the owner is a non-natural person) 85th birthday.
•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.
•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.
•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.
Transfers Among Subaccounts
•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts — Disruptive Trading.”
•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.
•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.
➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)
Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender
•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

➢	You must request at least $100.

➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional GMWB or a Guaranteed Minimum Income Benefit (“GMIB”) rider).

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.
•	Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.
•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.
•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.
•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2.
Death Benefits
•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending upon the age of any owner (annuitant, if the owner is a non-natural person) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.
•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirements specified for the GMDB option you choose:
➢	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)

➢	Maximum Anniversary Value

➢	Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)
If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.
•	Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge, if any owner (or the annuitant, if the owner is a non-natural person) is not over the age of 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.
You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Federal Tax Matters”).

Also, any death benefit applicable under a GMDB option and/or the ADB option during the accumulation period will terminate upon the annuity date.
Annuity Payments
•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Federal Tax Matters”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.
Fees and Charges
•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.
•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.
•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.
•	Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.
•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.
•	Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.
•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.
•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”
Right to Review (“Free Look”)
•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends upon your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less bonus amounts as of the date we receive your returned Contract.
Replacement of Contracts
•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract.

•	You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

     Merrill Lynch Life Insurance Company and the Separate Account

Merrill Lynch Life Insurance Company
We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
The Separate Account
The Merrill Lynch Life Variable Annuity Separate Account A (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.
We established the Separate Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.
Segregation of Separate Account Assets

Effect of
Segregation
•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
•	We own all of the assets in the Separate Account.
•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts
•	Subaccounts may be added or closed in the future.

Performance of
Similar Funds

•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks
Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and insurance companies affiliated or not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.
Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds
The following Funds are available under the Contract.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I Shares(1)
Managed by Invesco Advisers, Inc.(2)
Invesco V.I. Basic Value Fund(3)
Invesco V.I. Mid Cap Core Equity Fund(3)
AllianceBernstein Variable Products Series
Fund, Inc. — Class A
Managed by AllianceBernstein L.P.
AllianceBernstein International Value Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
American Funds Insurance Series
— Class 2 Shares
Managed by Capital Research and
Management Company
American Funds — Asset Allocation Fund
American Funds — Bond Fund
American Funds — Growth Fund
American Funds — Growth-Income Fund
American Funds — International Fund
BlackRock Variable Series Funds, Inc.
— Class I Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund (5)
BlackRock Global Allocation V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund*
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund
BlackRock Variable Series Fund, Inc.
— Class III Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Global Opportunities V.I. Fund(6)
Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio
Dreyfus Variable Investment Fund
— Service Class
Managed by The Dreyfus Corporation
Dreyfus VIF Appreciation Portfolio
Eaton Vance Variable Trust
Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
Federated Insurance Series — Primary
Class Shares
Managed by Federated Equity Management Company of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Managed by Templeton Investment
Counsel LLC
Templeton Foreign Securities Fund
Managed by Templeton Global
Advisors Limited
Templeton Growth Securities Fund
Janus Aspen Series — Service Shares
Managed by Janus Capital Management LLC
Janus Aspen — Enterprise Portfolio
Janus Aspen Forty Portfolio
Oppenheimer Variable Account Funds
— Service Class
Managed by OppenheimerFunds, Inc.
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust
— Administrative Class Shares
Managed by Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio
Low Duration Portfolio
Real Return Portfolio
Total Return Portfolio
Pioneer Variable Contracts Trust
— Class II Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Emerging Markets VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

Transamerica Series Trust — Service Class
Managed by Transamerica Asset
Management, Inc.
Transamerica Convertible Securities VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP
Transamerica WMC Diversified Growth VP(7)
Van Kampen Life Investment Trust
— Class I Shares
Managed by Van Kampen Asset Management
Van Kampen Life Investment Trust
Comstock Portfolio(8)
Wanger Advisors Trust
Managed by Columbia Wanger Asset Management, L.P.
Wanger International
Wanger USA

*	There can be no assurance that the BlackRock Money Market V.I. Fund portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the BlackRock Money Market V.I. Fund subaccount may become extremely low and possibly negative.

(1)	Formerly AIM Variable Insurance Funds.

(2)	Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A.), Inc. and then Invesco Institutional (N.A.), Inc. was renamed Invesco Advisers, Inc.

(3)	References to “AIM” were replaced with “Invesco” due to branding changes.

(4)	Formerly BlackRock Advisors, LLC.

(5)	Formerly known as BlackRock Fundamental Growth VI Fund.

(6)	Formerly known as BlackRock Global Growth VI Fund.

(7)	Formerly known as Transamerica Equity VP.

(8)	Formerly known as Comstock Portfolio.

As of May 1, 2007, this fund is closed to allocations of new premiums and incoming transfers of contract value.
American Century Variable Portfolios, Inc. — Class I
Managed by American Century Investment Management, Inc.
VP Ultra® Fund
In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.
Certain Payments We Receive With Regard to the Funds
We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.35% annually.
The combined percentages we receive with regard to each Fund currently range from 0.25% to 0.55% annually. Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Series Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.
Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.
We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of account value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds’ shares in connection with the Contracts.
For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information — Selling the Contract” in this prospectus.
Selection of Underlying Funds
We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.
You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.
The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.
Other Share Classes and Portfolios
The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment
The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
Substitution of Investments
We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.
Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”
Ownership of the Contract
The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by “non-natural persons” such as corporations and certain types of “non-grantor” trusts. You should consult your tax advisor if the annuity will be owned by a “non-natural person.” If you are a human being, you are considered a “natural person.” You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an owner dies before the annuity date, the beneficiary will receive a death benefit. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. You may also designate an annuitant. See “Spousal Beneficiary Continuation Option.”

Changing the
Annuitant

•	At any time prior to the annuity date, except when an owner is a non-natural person, you may change the annuitant subject to certain requirements and limitations.
•	If you change the annuitant, the new annuitant must not have been: older than 80 years old on the contract date; older than age 75 on the contract date if you elected GMIB; younger than age 45 or older than age 75 on the contract date if you elected GMIB EXTRA and you purchased your Contract on or after June 23, 2008; and younger than age 45 or older than age 70 on the contract date if you elected GMIB EXTRA and you purchased your Contract prior to June 23, 2008.
•	A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
•	If you don’t select an annuitant, you are the annuitant.
•	If you elected a GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.
•	If you elected the Single Life GMWB, joint annuitants are not permitted.
•	If you elected Joint Life GMWB, you and your spouse must be the joint annuitants.
•	If you elected a GMWB or GMIB, there are certain restrictions on changing the annuitant. See “Guaranteed Minimum Withdrawal Benefit” or “Guaranteed Minimum Income Benefit.”

Changing the Owner
Co-owners of the
Contract

•	Upon written request, you may designate a new owner subject to certain requirements and limitations.
•	If you change the owner, the new owner must not have been older than 80 years old on the contract date.
•	A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
•	If a beneficiary is not named, then the estate becomes the beneficiary.
•	We are not responsible for the tax consequences of any change in ownership.
•	If you elected the GMDB, ADB, GMIB, GMIB EXTRA or GMWB riders, a change in owner may cause the GMDB, ADB, GMIB, GMIB EXTRA or GMWB riders to be limited or terminate.
•	The Contract may be owned by co-owners, limited to two natural persons.
•	Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
•	Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify another person as the primary beneficiary.
•	Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner’s death. The surviving spouse may later name a new beneficiary, provided the original “contingent beneficiary” designation is not irrevocable.
•	Co-owner spouses must each be designated as beneficiary for the other.
•	If you elected the Single Life GMWB, co-owners and joint annuitants are not permitted.
•	If you elected the Joint Life GMWB or GMIB EXTRA, co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as the sole primary beneficiary to continue the rider upon the death of the first spouse to die.

Continuing the
Contract
•	If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract at the death of the owner as the new owner under the spousal beneficiary continuation option.

Assigning the
Contract and
Payments Under
the Contract
•	The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. Please refer to your Contract.
•	No payment and no amount under this Contract can be taken or assigned in advance of its payment date unless we receive the owner’s written consent.

Issuing the Contract
Issue Age. You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date.
•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•	If you elected a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.
Right to Review (“Free Look”)
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.
To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.
Classes
The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:
➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.25% to 1.50% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.45% to 1.70% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to

June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.60% to 1.85% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.65% to 1.90% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.
Bonus Payment and Recapture (For XC Class)
With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.
Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.
We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

		Then Maximum	Then Current	Then Minimum
		Bonus	Bonus	Bonus
Tier	If Cumulative Premium Payments Are:	Percentage Is:	Percentage Is:	Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	5.5%	4.0%
5	Greater than $1,000,000	7.0%	5.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.
For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.
From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each, a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.
If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Bonus Recapture Percentage for
Completed Years Since Receipt	Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or upon the death of the first owner to die, if the Contract has co-owners or the first annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.
We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.
For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:
(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.
If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.
If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix A.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.
Premiums
Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premiums will be accepted on or after the owner (or older co-owner or the annuitant or any older joint annuitant, if the owner is a non-natural person) reaches age 85. Restrictions on subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus).
The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.
How to Make Payments. You must either pay premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.
Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.
Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Total Return V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Total Return V.I. Subaccount and 66 2/3% to the BlackRock Large Cap Core V.I. Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.
Accumulation Units
Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.
How Are My Contract Transactions Priced?

•	We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•	Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•	For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount, accumulation units are purchased.

•	For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•	To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.
How Do We Determine The Number of Units?

•	We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•	Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•	The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•	The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.
The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.
We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits — Other Charges.”)
Transfers Among Subaccounts
General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)
Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.
You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
Disruptive Trading. Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
•	limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Dollar Cost Averaging Program
What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.
If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them in accordance with your allocation instructions to the subaccounts that you select as described in “Minimum Amounts” below.
If you choose the Asset Allocation Program, the Rebalancing Program or if you elected either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.
Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.
Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program.
When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center. We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.
General. We make available to contract owners an Asset Allocation Program, for which Roszel Advisors, LLC (“Roszel Advisors”) provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay Roszel Advisors 0.075% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and IRA Annuity® products’ Asset Allocation Programs. We may alter the amount we pay, or cease paying, Roszel Advisors for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:
•	Conservative (formerly, Capital Preservation)
•	Moderately Conservative (formerly, Income)
•	Moderate (formerly, Income & Growth)
•	Moderately Aggressive (formerly, Growth)
•	Aggressive (formerly, Aggressive Growth)
•	All Equity Plus
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies one or more specific subaccounts and the percentage of premium or account value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.
Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)
Changes to the Composition of Asset Allocation Models. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those Program participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of that calendar quarter.
Initial Allocation to the Selected Asset Allocation Model. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount. If your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, we will allocate your account value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the BlackRock Money Market V.I. Subaccount, if applicable), we will reallocate your account value on the last business day of the calendar quarter in which we receive the information necessary to process the request in accordance with the selected model in effect at that time.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the account value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in account value in each subaccount due to subaccount performance,
•	increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
•	any adjustments Roszel Advisors has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, if applicable.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly.
Other Information. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.

Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.
For more information on Roszel Advisor’s role as investment adviser for Program participants, please see Roszel Advisor’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
Rebalancing Program
Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.
If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.
We perform this periodic rebalancing to take account of:
•	increases and decreases in account value in each subaccount due to subaccount performance, and

•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.
The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.
For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.
The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)
We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.
Partial Withdrawals
When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals — Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and
(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.
Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.
Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See “Federal Tax Matters.”)
Example. Assume that you paid an initial premium of $100,000 for a Class B Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 — $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
Minimum Amounts. The minimum amount that may be withdrawn is $100. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.
What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.
We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.
Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.
Program Amounts. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:
•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.
Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount or a percentage of the GMIB EXTRA Roll-Up Base). Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base — Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”
Surrenders
At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the Contract must be in writing.
	•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender, which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge or minus any uncollected GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)
	•	Surrenders are subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax.

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.
For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”
Signature Guarantee
As protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
Death of Annuitant Prior to Annuity Date
If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If the sole primary beneficiary is the deceased annuitant’s surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit
Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or upon the death of the first owner to die, if there are co-owners, or the annuitant (or the first annuitant to die if there are joint annuitants), if the owner is a non-natural person) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amounts subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.
GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the Older Owner,
if the Contract has Co-Owners, or the Annuitant,
if the Owner is a Non-Natural Person)
on the Contract Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	• Return of Premium GMDB (standard) • Return of Premium GMDB (GMWB version);
Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB, under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recaptures.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.
The GMDB options are:
•	Return of Premium GMDB (standard)

•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*

•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*

•	Maximum Anniversary Value GMDB

•	Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)

•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

*	Only available to contract owners who purchased the Contract on or after January 12, 2007.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).
GMDB Base – Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted”withdrawals from the Contract.	For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.
GMDB Base — Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

•      the premiums paid into the Contract less
•      “adjusted” withdrawals from the Contract.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

•      The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit will the GMDB Base then equal the current GMDB Base reduced by the adjusted withdrawal amount.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a contract year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

•      If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.
(a) = GMDB Base (b) = the account value. Both (a) and (b) are calculated immediately prior to such withdrawal.
•      The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB Version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

• The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA. (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).
GMDB Base — Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed

Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).
If a permissible owner/annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.
Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:
•	The Return of Premium GMDB (GMWB version) is only available if you purchased your Contract on or after January 12, 2007.

•	The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•	If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.
GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.
An anniversary value is equal to the contract value, on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.
We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 80th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 80th birthday or the anniversary value on or prior to any annuitant’s date of death.
If there is a change of owner and the GMDB continues, subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:
•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.
The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.
GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.
     GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:
•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).
     The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis. If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMDB Roll-Up Base A and
     (b) = the account value in all subaccounts other than the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:
•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.
     The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.
If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMDB Roll-Up Base B and
     (b) = the account value in the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base A or the GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:
1.	The 20th contract anniversary;

2.	The contract anniversary on or following the oldest owner’s (or the annuitant’s, if the owner is a non-natural person) 80th birthday;

3.	The date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).
If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard), see Appendix C.
GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, owner(s) must be annuitant(s), only spouses may be co-owners, and if there are co-owners, they also must be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:
•	The GMDB Maximum Anniversary Value Base; or
•	The GMDB Roll-Up Base.
The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:
•	We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 85th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 85th birthday or the anniversary value on or prior to any annuitant’s date of death.
The GMDB Roll-Up Base is equal to:
•	the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis. If the total of all withdrawals including the requested withdrawal, is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
     (a) = GMDB Roll-Up Base and
     (b) = the account value in all subaccounts
Both (a) and (b) are calculated immediately prior to the withdrawal.
•	The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the oldest owner’s (or the annuitant’s, if the owner is a non-natural person) 85th birthday; and (2) the date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).

•	If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.
Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA.”
Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”
The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)
Change of Owner. For Contracts with the Maximum Anniversary Value GMDB, or the Greater of Maximum Anniversary Value and Roll-Up GMDB (standard), any change to the contract owner(s) will terminate the GMDB unless:
•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the contract date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.
For Contracts with the Return of Premium GMDB (standard), any change to the contract owner(s) will terminate the GMDB unless:
•	The new owner is a spouse or a child of the owner being changed and was age 80 or under on the contract date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 80.

For Contracts with the Return of Premium GMDB (GMWB version), any change to the contract owner(s) will terminate the GMDB unless:
•	The new owner is a spouse of the owner being changed and was age 80 or under on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 80.
For Contracts with the Return of Premium GMDB (GMIB version), any change to the contract owner(s) will terminate the GMDB unless:
•	The new owner is a spouse of the owner being changed and was not younger than age 45 and not older than age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not younger than age 45 and not older than age 75 (age 70 if you purchased your Contract prior to June 23, 2008).
For Contracts with the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), any change to the contract owner(s) will terminate the GMDB unless:
•	The new owner is a spouse of the owner being changed and was not younger than age 45 and not older than age 75 on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not younger than age 45 and not older than age 75.
GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.
GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)
Additional Death Benefit
You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.
The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.
The ADB is not available in Washington.
The ADB is equal to the lesser of:
•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.
The ADB will be determined as of the date we receive due proof of death of the owner (the first owner to die if the Contract has co-owners or the annuitant if the owner is a non-natural person) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain: Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor: If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If oldest owner (or annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the Contract;

(b) = prior withdrawals in excess of the ADB Gain after the contract date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap: ADB premiums less any premiums paid within six months prior to an owner’s (or the annuitant’s, if the owner is a non-natural person) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.
ADB Cap Factor: If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the oldest owner (or the annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.
ADB Limitation. If an owner (or the annuitant, if the owner is a non-natural person) dies within 90 days of the ADB effective date, or within six months of the date of a change of owner where the life upon which payment of the ADB is based has changed (unless under the spousal beneficiary continuation option), we will not pay the ADB.
Change of Owner. If there is change of owner, the ADB will terminate unless:
•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the ADB effective date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the ADB is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.
If there is a new owner (other than an eligible spousal beneficiary who continues the Contract) and the ADB rider remains in effect, the ADB Gain Factor and the ADB Cap Factor will be determined using the new owner’s age if as of the ADB effective date the new owner was older than the owner whose age was being used to determine these factors immediately prior to the change of owner. See “Spousal Beneficiary Continuation Option” for a description of the changes in the ADB if an eligible spousal beneficiary continues the Contract.

ADB Charge. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix D.
Payment of Death Benefit
Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:
a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,

c.	Your estate.
If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.
The beneficiary must receive his or her respective death benefit under one of the following payment options, unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option.”

Death Benefit Payment Options	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•   Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received, provided our records reflect the name, current address, and social security or tax identification number of the beneficiary. We will then pay the death benefit in a lump sum, unless there is a spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation plan.
In addition, for multiple beneficiaries, generally we will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. However, if we have on file the name, current address, and social security or tax identification number of a beneficiary who has not provided due proof of death, we will pay that beneficiary his or her share of the death benefit in a lump sum within 60 days following our receipt of a certified death certificate from any source (or until such time as the beneficiary submits due proof of death, if sooner).
If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds are taxable to the extent of gain. (See “Federal Tax Matters – Taxation of Death Benefit Proceeds.”)

The payment of the death benefit is subject to our financial strength and claims paying ability.
Spousal Beneficiary Continuation Option
If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of the certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.
Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase.
The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard) • ADB

Over age 80	• Return of Premium GMDB (standard) • Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)

Under age 45 or over age 75	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)
If the ADB continues, we will make the following adjustments to the ADB:
•	The ADB effective date will be reset to spousal continuation date.

•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)

•	The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)
The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)
The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit – Spousal Continuation,” later in this Prospectus.)
Payments to Contract Owners
We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.
We may suspend or defer payments in the event that:
a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Contract Changes

Changes to the Contract
•   Requests to change an owner, beneficiary, annuitant, or the annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.
•   We are not responsible for the validity of such a request.
•   Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
•   Any change must be in writing, signed, and received at our Service Center.
•   At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
•   We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments
We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.
Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.
We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.
The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.
The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.
You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum.
Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.
Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.
Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.
Annuity Options
The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.
Death of Owner During the Annuity Period. If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.
Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:
(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.
The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.
How We Determine Present Value of Future
Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if there is no surviving owner) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.
Guaranteed Minimum Income Benefit Riders
The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA** are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix J. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.
Guaranteed Minimum Income Benefit
General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. The fees collected for this benefit will not be refunded even if you do not annuitize under the GMIB rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect the GMIB, you cannot elect any GMWB or GMIB EXTRA.
For an example of the GMIB, please see Appendix E.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

**	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix I.

Important Information About the GMIB Rider:
•	We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•	There is a 10-year waiting period before you can annuitize under the GMIB rider.

•	You must elect the GMIB rider at issue.

•	Once you elect the GMIB rider, you cannot cancel it.

•	You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•	If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.
How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.
Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.
GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.
GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:
   (a) = GMIB MAV Base and
   (b) = the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.
We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant’s 80th birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”) The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.
For contract owners who purchased the Contract on or after January 12, 2007:
GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:
•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.
The GMIB Roll-Up Base A will not be less than zero.
For contract owners who purchased the Contract prior to January 12, 2007:
The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.
If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
   (a) = GMIB Roll-Up Base A and
   (b) = the account value in all subaccounts other than the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
For contract owners who purchased the Contract on or after January 12, 2007:
GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:
•	The initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.
The GMIB Roll-Up Base B will not be less than zero.
For contract owners who purchased the Contract prior to January 12, 2007:
The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.
If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
   (a) = GMIB Roll-Up Base B and
   (b) = the account value in the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:
1.	The 20th contract anniversary;

2.	The contract anniversary on or following the oldest annuitant’s 80th birthday; or

3.	The date you exercise your GMIB.
If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
For contract owners who purchased the contract on or after April 13, 2009:
Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.
We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”
Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

For contract owners who purchased the contract prior to April 13, 2009:
Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.
We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”
Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.
If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.
Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:
•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years
If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.
Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.
GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength
and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix E.

Guaranteed Minimum Income Benefit EXTRA*
General. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”
You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Please note that while the GMIB and the GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be co-owners, and co-owners must be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable — that is, you may not cancel the GMIB EXTRA rider once you elect it.
The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a co-owner/joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix I. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

Important information about the GMIB EXTRA rider:
•	We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•	There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•	You must elect the GMIB EXTRA rider at contract issue.

•	Once you elect the GMIB EXTRA rider, you cannot cancel it.

•	You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•	If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

*	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.
Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.
GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.
GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) /(b) where:
(a) = GMIB EXTRA MAV Base and
(b) = the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.
We will calculate anniversary values until the earlier of:
•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise your GMIB EXTRA.
Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:
•	the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus

•	all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).
The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.
If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor.
The adjustment factor for the requested withdrawal is (a) divided by (b) where:
(a) = GMIB EXTRA Roll-Up Base and
(b) = the account value.
Both (a) and (b) are calculated immediately prior to such withdrawal.
Interest accrues until the earlier of:
•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise the GMIB EXTRA rider.
If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.
The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.
For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.
For contract owners who purchased the contract on or after April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.
Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.
Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.
Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation Models:
•	Moderately Conservative; or
•	Moderate.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
For contract owners who purchased the contract prior to April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.
Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.
Important Mechanics of the Rebalancing Program.
•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the contract date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative;
•	Moderate; or
•	Moderately Aggressive.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.
Optional Reset. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.
Conditions For Electing to Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.
If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:
•	You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.
Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:
•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.
Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate.
Change of Owner/Annuitant. If there is a change of owner/annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the owner/annuitant is changed under any of the circumstances described below:
1)	a spouse of the current owner/annuitant is added as co-owner/joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current owner/annuitant is removed as a co-owner/joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.
Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”
No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of any contract year, then the following will occur:
1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.
Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:
•	The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.

•	The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.
For an example of the GMIB EXTRA, please see Appendix E.
Guaranteed Minimum Withdrawal Benefit
The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.
General
If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, and/or that you may live substantially longer than expected and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at Contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elected the GMWB during your lifetime, you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.
You should not elect a GMWB if:
•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.
The GMWB rider may not be available in every state; please see Appendix I. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix L.

*	If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for the lives of the owner and co-owner, who must be spouses. (If the owner is non-natural, lifetime withdrawals and payments from us, if necessary, are guaranteed for the lives of the annuitant and joint annuitant spouse). Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for the life of the owner (or the life of the annuitant if the owner is non-natural). Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new co-owner/joint annuitant under the Joint Life rider or changing the owner/annuitant under the Single Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, co-owners and joint annuitants are not permitted; whereas under the Joint Life rider, co-owners and joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix K.
What is the GMWB?
The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second owner’s death if there are co-owners). There is an additional charge for this rider.

Important Information About the GMWB Rider:
•	If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•	If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•	We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•	We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•	You and your co-owner (if applicable) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•	If you elected either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

Important Information About the GMWB Rider Continued...
•	For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

•	Please note that all withdrawals — even withdrawals made while the GMWB is in effect — reduce your account value and death benefit.

•	We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•	If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants may only be spouses when the GMWB rider is in force. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.

•	If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.
When May I Take Withdrawals?
If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.
In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any Roll-Ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.
What is the Guaranteed Lifetime Amount?
We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger owner if there are co-owners) on any contract anniversary (on any third contract anniversary, if you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)
If you purchased your GMWB Rider prior to January 11, 2008, the following table applies:

Age Band of (Younger) Owner at First
Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Owner at First
Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after June 23, 2008, the following table applies:

Age Band of (Younger) Owner at First
Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.
If you elected the Single Life rider and the contract owner/annuitant is changed, the GMWB Base is reset to the current account value, if lower. If withdrawals were taken, the Lifetime Income Percentage may also change because it is based on the new owner’s age band on the date of the change.
If you elected the Joint Life rider and later added your spouse as a co-owner/joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (see “Spousal Continuation,” below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a co-owner/joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining owner’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $8,400 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).
Important Note: If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the younger owner reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the younger owner’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.
What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?
You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.
We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.
What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?
Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.
If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?
As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.
If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.
If you purchased your Contract prior to September 1, 2006:
•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.
If you purchased your Contract on or after September 1, 2006 but prior to January 12, 2007:
•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.
If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:
•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.
If you purchased your Contract on or after June 23, 2008:
•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an owner during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an owner during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For contract owners who purchased the Contract before January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	For contract owners who purchased the Contract on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

Please note that in any contract year in which there is a change of owner (other than as the result of exercise of the Spousal Beneficiary Continuation Option) or an Excess Withdrawal, we will only use the contract value on the contract anniversary and not on the preceding monthaversaries to calculate the anniversary value.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals:

•   the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

•   all additional premiums (other than additional premiums paid prior to the first quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

•   the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/account value, where both the GMWB Base and the account value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the excess withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up
•   If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•   If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•   If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an owner during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•   If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an owner during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.
Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?
If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your co-owner (if applicable) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:
•	The Income Enhancement Benefit may only be elected with the GMWB.

•	You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•	There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•	There is a one-year waiting period from the GMWB Effective Date.

•	You or your co-owner (if applicable) must be confined at least 180 of the last 365 days.

•	If you or your co-owner (if applicable) leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•	You must submit appropriate paperwork and provide proof of confinement each contract year.

If you or your co-owner is confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your co-owner (if applicable) is no longer confined.

Example: To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.
Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.
The key terms under the Income Enhancement Benefit are defined as follows:
•	Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•	Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•	Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.
Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.
Are Surrender Charges Applicable to Excess Withdrawals?
As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits — Surrender Charge” and “Charges, Deductions, and Credits — How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)
Is a Minimum Surrender Value Required After a Partial Withdrawal?
While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.
May I Cancel the GMWB Rider?
You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may not re-elect the GMWB rider after cancellation.
When Will the GMWB Rider Terminate?
The GMWB rider will terminate upon the earliest of:
•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of second owner if there were co-owners and the Contract was continued by the surviving spouse under the Spousal Beneficiary Continuation Option;

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	change of owner resulting in termination of the rider, as discussed in “Change of Owner/Annuitant” below;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the first co-owner (or joint annuitant) if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.
All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract — Inactive Contracts” later in this Prospectus.)
What if My Account Value Reaches Zero?
If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works
•	We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•	We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•	We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.
Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix G.
Allocation Guidelines and Restrictions
If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.
The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.
For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.
For contact owners who purchased the contract on or after April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.
Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.
Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:
•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative; or

•	Moderate.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
For contact owners who purchased the contract prior to April 13, 2009:
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G.
Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:
•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative;

•	Moderate; or

•	Moderately Aggressive.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not

provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.
Change of Owner/Annuitant
If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:
(1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the date of the change (if you purchased your Contract prior to January 11, 2008); or
(2) a spouse of a current owner is added as co-owner and is at least 55 years old and not older than 80 years old on the date of the change (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008); or
(3) a spouse of a current owner is added as co-owner and is not older than 80 years old on the date of the change (if you purchased your Contract on or after June 23, 2008); or
(4) a spouse of a current owner is removed as an owner; or
(5) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or
(6) an eligible spousal beneficiary who was at least age 60 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract prior to January 11, 2008);
(7) an eligible spousal beneficiary who was at least age 55 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008); or
(8) an eligible spousal beneficiary of any age becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract on or after June 23, 2008).
For contract owners who purchased the Contract on or after January 12, 2007:
Under the Single Life rider, changing the owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation before the first withdrawal. If you purchased your Contract prior to January 11, 2008 the new owner/annuitant must be at least 60 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the new owner/annuitant must be at least 55 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new owner/annuitant.
If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. If you purchased your Contract prior to January 11, 2008 the new co-owner/joint annuitant must be at least 60 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the new co-owner/joint annuitant must be at least 55 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new co-owner/joint annuitant. Removing a co-owner/joint annuitant does not affect the GMWB Base.

Spousal Continuation
Single Life
For contract owners who purchased the Contract on or after January 12, 2007:
Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:
•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.
Joint Life
Under the Joint Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:
Both Spouses “Covered”
(i) If both spouses are co-owners (joint annuitants if owner is non-natural) under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:
•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.
One Spouse “Covered”
(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:
•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.
For contract owners who purchased the Contract prior to January 12, 2007:
If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount

based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.
For all Contracts, regardless of when purchased, you must designate your “surviving spouse” (as defined under Federal law) as the primary beneficiary in order for the surviving spouse to be able to continue the GMWB rider under the spousal beneficiary continuation option.
In the Event of Divorce
In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the co-owners (or joint annuitants, if the Contract was owned by a non-natural person) under a Joint Life rider if such co-owners (or joint annuitants) divorce before your account value reaches zero.
For this reason, we generally do not permit former spouses to continue as co-owners (or joint annuitants) of the rider after divorce.
Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former spouse co-owners (or joint annuitants), any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.
Continuation of the rider. We do permit either one of the former spousal co-owners (or joint annuitants) to continue the rider and the Contract by becoming the sole owner (or sole annuitant). Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole owner (or sole annuitant), the rider will terminate.
Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole owner (or sole annuitant) of the Contract, we will continue to treat both former spouses who were co-owners or joint annuitants as the owners of (or annuitants under) a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first co-owner (or joint annuitant) to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.
On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the owner(s)/annuitant(s) pursuant to the terms of the GMWB rider.
In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.
Benefit Available on Maturity Date
If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or any joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at three days but no earlier than 90 days prior to the maturity date.
Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”
GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMWB Charge.”)

Payment of the GMWB is subject to our financial strength
and claims-paying ability.
Inactive Contract
In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:
1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.
Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.
Charges, Deductions, and Credits
We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.
Asset-Based Insurance Charge
We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the “Fee Table.”)
If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the B Class is generally 1.35%, however, it may be 1.25%, 1.30%, or 1.50% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the L Class is generally 1.55%, however, it may be 1.45%, 1.50%, or 1.70% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the C Class is generally 1.70%, however, it may be 1.60%, 1.65%, or 1.85% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the XC Class is generally 1.75%, however, it may be 1.65%, 1.70, or 1.90% depending on the subaccount. (See the “Fee Table.”) Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.
We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.
The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.
If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.
Surrender Charge
When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)
The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since
Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.
The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)
For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.
How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).
How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.
Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Total Return V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the BlackRock Total Return V.I. Subaccount.
Contract Fee
We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.
The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract
fee applies, we
will deduct it as
follows:
•	We deduct this fee from your account value on each Contract anniversary before the annuity date.
•	We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
•	We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee
You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in the contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)
GMDB Charge
If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary Value and Roll-up GMDB (GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.
ADB Charge
If you elect the ADB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum ADB charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the ADB charge regardless of whether the ADB has any value.

GMIB Charge
If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.
GMWB Charge
If you elected a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is deducted. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.
Other Charges
Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.
Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)
Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.
Changes in Contract Charges or Fees. If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. Charges after any change will not exceed the maximum charges.
Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.
Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5%. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.
Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.
Contract Credits
Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.
Federal Tax Matters
The following summary discussion is based on our understanding of current tax law as the Internal Revenue Service (IRS) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.
We haven’t considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. Your annuity must be independent of any tax-qualified retirement or pension plan and is termed a nonqualified contract. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.
Tax Status of the Contract
Diversification Requirements. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be “adequately diversified” for it to qualify as an annuity contract under IRC section 72. The Separate Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.
Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Separate Account assets.
Required Distributions. To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the

Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner’s death, the IRS will consider these requirements satisfied for any part of the owner’s interest payable to or for the benefit of a “designated beneficiary” and distributed over the beneficiary’s life or over a period that cannot exceed the beneficiary’s life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner’s spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.
Nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section’s requirements when such requirements are clarified by regulation or otherwise.
Taxation of Annuities
In General. IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won’t be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the account value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the account value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.
An owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the account value over the “investment in the contract” during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor. Bonus amounts are not treated as an “investment in the contract.”
Annuity Payments. Although tax consequences may vary depending on the annuity option selected under an annuity contract, generally, if the owner of the Contract is a natural person or a non-natural person (including a trust) holding as agent for a natural person, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
Withdrawals and Surrenders. The following discussion applies generally to Contracts owned by a natural person: When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Although the tax treatment is not clear, if you purchased a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the amount of the withdrawal up to the difference between the greater of:
(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution and your investment in the Contract as a taxable distribution. In certain circumstances, this treatment with respect to a GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your Contract under such circumstances, you would have a loss which may be deductible. Please consult your tax advisor.
See Appendix H for GMWB tax examples.
Taxation of Death Benefit Proceeds. Amounts, including any ADB, may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they’re taxed the same way a surrender from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.
Penalty Tax on Some Withdrawals
You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:
(1)	on or after you reach age 59 1/2;

(2)	after you die (or after the annuitant dies, if an owner isn’t an individual);

(3)	after you become disabled; or

(4)	that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary. If the amount received under the series of substantially equal periodic payments is modified within the first five years, or before age 59 1/2, this exception will no longer apply and the penalty tax will be applied to all amounts previously distributed. Such modification could occur, for example, if you begin taking annual withdrawals under the GMWB before age 59 1/2 and the amount of your annual withdrawal increases due to the Income Enhancement Benefit or other factors.
Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,00 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Transfers, Assignments, or Exchanges of a Contract
Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.
Withholding
Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can choose not to have tax withheld from distributions.
Multiple Contracts
All nonqualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Estate, Gift and Generation-Skipping Transfer Taxes in 2010
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.
Optional Benefit Riders
It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMDB, ADB, GMIB, and GMWB riders are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Possible Changes In Taxation
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
Possible Charge For Our Taxes
Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.
Foreign Tax Credits
To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.
Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information. Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.
The yield of the BlackRock Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
The yield of a subaccount (other than the BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.
We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.
Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.
Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.
Other Information

Financial Condition of the Company
We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.
Notices and Elections
To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us at our Service Center of the instructions relating to a transaction in writing (unless we have authorized you to use another method), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.
If we have received proper telephone authorization, you may make the following choices via telephone:
(1)	Transfers;

(2)	premium allocation instructions;

(3)	withdrawals, other than full surrenders; and

(4)	requests to change the annuity date.
We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.
Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.
Voting Rights
We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.
You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.
Reports to Contract Owners
At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.
You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.
Material Conflicts
The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to “fund of funds” (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).
It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.
Changes to the Separate Account
We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.
Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
State Regulation
We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.
We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.
Legal Proceedings
There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts
The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2009, and for each of the three years in the period ended December 31, 2009 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2009, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.
Registration Statements
Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES
(Condensed Financial Information)
Class B
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 3/4/2005 to 12/31/2005	$11.28	$11.56	2,303.1123
1/1/2006 to 12/31/2006	$11.56	$12.92	2,310.1675
1/1/2007 to 12/31/2007	$12.92	$12.95	5,544.8
1/1/2008 to 12/31/2008	$12.95	$6.17	5,386.6
1/1/2009 to 12/31/2009	$6.17	$9.02	6,250.8
Invesco V.I. Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$11.09	$11.46	3,087.3237
1/1/2006 to 12/31/2006	$11.46	$12.59	15,769.1748
1/1/2007 to 12/31/2007	$12.59	$13.62	14,567.3
1/1/2008 to 12/31/2008	$13.62	$9.62	23,489.4
1/1/2009 to 12/31/2009	$9.62	$12.36	210,987.4
AllianceBernstein VPS International Value 5/1/2007 to 12/31/2007	$10.55	$10.47	12,639.9
1/1/2008 to 12/31/2008	$10.47	$4.84	32,377.5
1/1/2009 to 12/31/2009	$4.84	$6.44	33,793.1
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.33	$11.75	200,780.9566
1/1/2006 to 12/31/2006	$11.75	$13.28	407,621.2814
1/1/2007 to 12/31/2007	$13.28	$13.33	156,267.0
1/1/2008 to 12/31/2008	$13.33	$8.48	172,857.8
1/1/2009 to 12/31/2009	$8.48	$11.97	59,161.1
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.19	$11.40	13,518.4997
1/1/2006 to 12/31/2006	$11.40	$13.66	24,591.5643
1/1/2007 to 12/31/2007	$13.66	$12.96	76,158.3
1/1/2008 to 12/31/2008	$12.96	$7.57	45,821.0
1/1/2009 to 12/31/2009	$7.57	$9.06	43,596.4
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.80	$11.07	3,170.2488
1/1/2006 to 12/31/2006	$11.07	$10.58	5,898.4598
1/1/2007 to 12/31/2007	$10.58	$12.64	6,170.0
1/1/2008 to 12/31/2008	$12.64	$7.30	6,127.7
1/1/2009 to 12/31/2009	$7.30	$9.70	4,556.6
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.65	$11.29	64,683.7661
1/1/2006 to 12/31/2006	$11.29	$12.77	190,779.6756
1/1/2007 to 12/31/2007	$12.77	$13.41	262,710.3
1/1/2008 to 12/31/2008	$13.41	$9.32	293,598.8
1/1/2009 to 12/31/2009	$9.32	$11.40	306,897.8
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.20	$10.19	247,518.6342
1/1/2006 to 12/31/2006	$10.19	$10.75	927,642.3366
1/1/2007 to 12/31/2007	$10.75	$10.95	1,225,540.8
1/1/2008 to 12/31/2008	$10.95	$9.79	916,900.6
1/1/2009 to 12/31/2009	$9.79	$10.87	776,345.4
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.18	$12.63	583,605.8975
1/1/2006 to 12/31/2006	$12.63	$13.73	1,345,997.121
1/1/2007 to 12/31/2007	$13.73	$15.21	1,140,932.5
1/1/2008 to 12/31/2008	$15.21	$8.40	1,582,223.5
1/1/2009 to 12/31/2009	$8.40	$11.55	758,700.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.86	$11.25	152,457.3625
1/1/2006 to 12/31/2006	$11.25	$12.78	315,618.502
1/1/2007 to 12/31/2007	$12.78	$13.24	439,432.0
1/1/2008 to 12/31/2008	$13.24	$8.11	468,849.2
1/1/2009 to 12/31/2009	$8.11	$10.50	447,894.3
AFIS International Fund 3/4/2005 to 12/31/2005	$11.62	$13.45	263,225.4488
1/1/2006 to 12/31/2006	$13.45	$15.78	756,287.3447
1/1/2007 to 12/31/2007	$15.78	$18.68	1,131,792.1
1/1/2008 to 12/31/2008	$18.68	$10.66	1,287,577.7
1/1/2009 to 12/31/2009	$10.66	$15.04	1,417,157.9
BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$11.01	$11.05	55,919.9715
1/1/2006 to 12/31/2006	$11.05	$13.30	83,899.9372
1/1/2007 to 12/31/2007	$13.30	$13.37	409,391.6
1/1/2008 to 12/31/2008	$13.37	$8.35	383,353.5
1/1/2009 to 12/31/2009	$8.35	$10.81	800,978.2
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.11	$10.16	24,574.0961
1/1/2006 to 12/31/2006	$10.16	$10.48	108,423.8327
1/1/2007 to 12/31/2007	$10.48	$10.72	156,717.1
1/1/2008 to 12/31/2008	$10.72	$9.30	134,837.1
1/1/2009 to 12/31/2009	$9.30	$10.83	133,396.0
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.01	$10.15	110,538.4074
1/1/2006 to 12/31/2006	$10.15	$10.48	251,519.2697
1/1/2007 to 12/31/2007	$10.48	$10.85	298,007.0
1/1/2008 to 12/31/2008	$10.85	$10.98	351,034.3
1/1/2009 to 12/31/2009	$10.98	$10.86	267,297.4
BlackRock Capital Appreciation V.I.(2) 3/4/2005 to 12/31/2005	$10.87	$11.48	26,054.4946
1/1/2006 to 12/31/2006	$11.48	$11.86	43,521.2571
1/1/2007 to 12/31/2007	$11.86	$13.94	627,439.4
1/1/2008 to 12/31/2008	$13.94	$8.42	812,053.4
1/1/2009 to 12/31/2009	$8.42	$11.31	811,006.0
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.19	$11.91	205,269.0519
1/1/2006 to 12/31/2006	$11.91	$13.70	521,250.5683
1/1/2007 to 12/31/2007	$13.70	$15.84	788,878.7
1/1/2008 to 12/31/2008	$15.84	$12.60	1,018,927.4
1/1/2009 to 12/31/2009	$12.60	$15.08	1,094,396.3
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.09	$10.26	3,576.8973
1/1/2006 to 12/31/2006	$10.26	$10.53	20,234.4447
1/1/2007 to 12/31/2007	$10.53	$10.82	35,137.9
1/1/2008 to 12/31/2008	$10.82	$11.51	56,246.9
1/1/2009 to 12/31/2009	$11.51	$11.17	69,589.9
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.48	$10.44	12,863.6639
1/1/2006 to 12/31/2006	$10.44	$11.29	43,424.832
1/1/2007 to 12/31/2007	$11.29	$11.41	61,013.9
1/1/2008 to 12/31/2008	$11.41	$7.98	52,337.9
1/1/2009 to 12/31/2009	$7.98	$12.03	9,366.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.98	$11.23	14,706.8801
1/1/2006 to 12/31/2006	$11.23	$12.81	58,706.999
1/1/2007 to 12/31/2007	$12.81	$13.33	79,866.6
1/1/2008 to 12/31/2008	$13.33	$8.27	106,515.0
1/1/2009 to 12/31/2009	$8.27	$10.30	121,027.0
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.03	$12.75	35,219.4962
1/1/2006 to 12/31/2006	$12.75	$16.10	78,536.3555
1/1/2007 to 12/31/2007	$16.10	$17.55	89,331.5
1/1/2008 to 12/31/2008	$17.55	$9.96	88,188.9
1/1/2009 to 12/31/2009	$9.96	$12.79	74,721.7
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.75	$12.57	86,042.5379
1/1/2006 to 12/31/2006	$12.57	$14.25	181,649.2822
1/1/2007 to 12/31/2007	$14.25	$15.24	223,738.7
1/1/2008 to 12/31/2008	$15.24	$9.22	159,601.5
1/1/2009 to 12/31/2009	$9.22	$11.16	169,315.3
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.24	$12.25	11,766.4363
1/1/2006 to 12/31/2006	$12.25	$12.97	33,643.6211
1/1/2007 to 12/31/2007	$12.97	$13.88	76,485.6
1/1/2008 to 12/31/2008	$13.88	$8.13	81,596.7
1/1/2009 to 12/31/2009	$8.13	$10.18	879,325.8
BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$12.01	$12.92	150,316.7659
1/1/2006 to 12/31/2006	$12.92	$14.80	129,814.1758
1/1/2007 to 12/31/2007	$14.80	$15.47	174,581.3
1/1/2008 to 12/31/2008	$15.47	$9.59	167,580.0
1/1/2009 to 12/31/2009	$9.59	$10.82	168,297.2
BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.06	$12.07	31,298.9917
1/1/2006 to 12/31/2006	$12.07	$13.44	63,754.2297
1/1/2007 to 12/31/2007	$13.44	$13.16	62,687.2
1/1/2008 to 12/31/2008	$13.16	$7.79	39,429.4
1/1/2009 to 12/31/2009	$7.79	$9.87	41,188.1
BlackRock Global Opportunities V.I.(3) 5/1/2008 to 12/31/2008	$10.10	$5.78	0.0
1/1/2009 to 12/31/2009	$5.78	$7.73	2,434.9
Davis Value 3/4/2005 to 12/31/2005	$11.13	$11.69	61,843.8852
1/1/2006 to 12/31/2006	$11.69	$13.28	504,598.4384
1/1/2007 to 12/31/2007	$13.28	$13.72	247,711.3
1/1/2008 to 12/31/2008	$13.72	$8.09	262,267.9
1/1/2009 to 12/31/2009	$8.09	$10.48	933,207.7
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.07	$10.98	272,386.6792
1/1/2006 to 12/31/2006	$10.98	$12.62	382,794.7045
1/1/2007 to 12/31/2007	$12.62	$13.33	499,113.4
1/1/2008 to 12/31/2008	$13.33	$9.26	610,863.9
1/1/2009 to 12/31/2009	$9.26	$11.19	16,362.9
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.12	$10.33	156,214.9084
1/1/2006 to 12/31/2006	$10.33	$10.77	450,630.1219
1/1/2007 to 12/31/2007	$10.77	$10.82	25,531.3
1/1/2008 to 12/31/2008	$10.82	$7.79	22,648.3
1/1/2009 to 12/31/2009	$7.79	$11.12	15,689.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Eaton Vance Large-Cap Value 5/1/2007 to 12/31/2007	$10.38	$10.54	374,184.3
1/1/2008 to 12/31/2008	$10.54	$6.78	338,071.7
1/1/2009 to 12/31/2009	$6.78	$7.92	856,848.5
Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.97	$10.91	115.5471
1/1/2006 to 12/31/2006	$10.91	$12.53	5,564.2513
1/1/2007 to 12/31/2007	$12.53	$13.59	484,191.7
1/1/2008 to 12/31/2008	$13.59	$9.48	591,743.9
1/1/2009 to 12/31/2009	$9.48	$10.62	711,879.3
Federated Kaufmann 3/4/2005 to 12/31/2005	$11.36	$12.55	20,458.0763
1/1/2006 to 12/31/2006	$12.55	$14.23	44,043.3509
1/1/2007 to 12/31/2007	$14.23	$17.01	225,281.9
1/1/2008 to 12/31/2008	$17.01	$9.78	168,964.9
1/1/2009 to 12/31/2009	$9.78	$12.51	175,428.0
Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.67	$12.34	72,692.5801
1/1/2006 to 12/31/2006	$12.34	$14.81	111,995.9968
1/1/2007 to 12/31/2007	$14.81	$16.91	126,823.4
1/1/2008 to 12/31/2008	$16.91	$9.96	87,260.0
1/1/2009 to 12/31/2009	$9.96	$13.50	82,420.3
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.48	$11.94	110,227.3038
1/1/2006 to 12/31/2006	$11.94	$14.38	35,083.4847
1/1/2007 to 12/31/2007	$14.38	$14.55	63,497.3
1/1/2008 to 12/31/2008	$14.55	$8.29	66,218.1
1/1/2009 to 12/31/2009	$8.29	$10.75	50,735.5
Janus Aspen Forty 5/1/2007 to 12/31/2007	$10.60	$13.44	1,119,610.5
1/1/2008 to 12/31/2008	$13.44	$7.40	550,221.2
1/1/2009 to 12/31/2009	$7.40	$10.68	869,324.8
Janus Aspen – Enterprise 5/1/2007 to 12/31/2007	$10.59	$11.64	249,910.6
1/1/2008 to 12/31/2008	$11.64	$6.46	194,998.4
1/1/2009 to 12/31/2009	$6.46	$9.22	142,291.5
Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.77	$11.22	22,172.9016
1/1/2006 to 12/31/2006	$11.22	$11.94	34,444.7245
1/1/2007 to 12/31/2007	$11.94	$13.44	54,489.3
1/1/2008 to 12/31/2008	$13.44	$7.22	53,881.5
1/1/2009 to 12/31/2009	$7.22	$10.29	42,318.6
Oppenheimer Main Street/VA 3/4/2005 to 12/31/2005	$10.97	$11.33	0
1/1/2006 to 12/31/2006	$11.33	$12.86	1,080.0345
1/1/2007 to 12/31/2007	$12.86	$13.24	3,932.0
1/1/2008 to 12/31/2008	$13.24	$8.03	6,989.6
1/1/2009 to 12/31/2009	$8.03	$10.16	5,254.7
Oppenheimer Main Street Small Cap/VA 3/4/2005 to 12/31/2005	$11.52	$12.38	51,438.5832
1/1/2006 to 12/31/2006	$12.38	$14.03	16,222.9741
1/1/2007 to 12/31/2007	$14.03	$13.67	52,529.8
1/1/2008 to 12/31/2008	$13.67	$8.38	52,154.6
1/1/2009 to 12/31/2009	$8.38	$11.34	49,503.4

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Pioneer Emerging Markets VCT 5/1/2006 to 12/31/2006	$11.05	$11.98	25,444.9665
1/1/2007 to 12/31/2007	$11.98	$16.87	35,768.8
1/1/2008 to 12/31/2008	$16.87	$6.95	57,235.4
1/1/2009 to 12/31/2009	$6.95	$11.96	222,307.2
Pioneer Fund VCT 3/4/2005 to 12/31/2005	$11.05	$11.39	181,569.4594
1/1/2006 to 12/31/2006	$11.39	$13.11	684,876.7604
1/1/2007 to 12/31/2007	$13.11	$13.58	8,520.0
1/1/2008 to 12/31/2008	$13.58	$8.81	6,881.4
1/1/2009 to 12/31/2009	$8.81	$10.88	7,898.9
Pioneer High Yield VCT 3/4/2005 to 12/31/2005	$10.38	$10.34	33,721.8185
1/1/2006 to 12/31/2006	$10.34	$11.06	47,344.6199
1/1/2007 to 12/31/2007	$11.06	$11.54	63,983.8
1/1/2008 to 12/31/2008	$11.54	$7.33	51,899.9
1/1/2009 to 12/31/2009	$7.33	$11.61	159,504.1
Pioneer Real Estate Shares VCT 5/1/2008 to 12/31/2008	$11.61	$6.31	149,418.9
1/1/2009 to 12/31/2009	$6.31	$8.20	155,150.9
Pimco CommodityRealReturn® Strategy 3/4/2005 to 12/31/2005	$10.63	$11.44	127,839.9274
1/1/2006 to 12/31/2006	$11.44	$10.94	320,099.1094
1/1/2007 to 12/31/2007	$10.94	$13.32	447,160.9
1/1/2008 to 12/31/2008	$13.32	$7.39	331,184.3
1/1/2009 to 12/31/2009	$7.39	$10.33	238,326.5
Pimco Low Duration 4/27/2007 to 12/31/2007	$10.03	$10.52	33,619.6
1/1/2008 to 12/31/2008	$10.52	$10.35	36,264.7
1/1/2009 to 12/31/2009	$10.35	$11.59	53,784.4
Pimco Real Return 3/4/2005 to 12/31/2005	$10.25	$10.32	30,602.7224
1/1/2006 to 12/31/2006	$10.32	$10.27	52,592.8581
1/1/2007 to 12/31/2007	$10.27	$11.22	582,613.8
1/1/2008 to 12/31/2008	$11.22	$10.30	678,323.5
1/1/2009 to 12/31/2009	$10.30	$12.04	409,134.8
Pimco Total Return 3/4/2005 to 12/31/2005	$10.11	$10.22	667,919.7173
1/1/2006 to 12/31/2006	$10.22	$10.48	1,330,722.636
1/1/2007 to 12/31/2007	$10.48	$11.26	1,969,332.2
1/1/2008 to 12/31/2008	$11.26	$11.65	2,670,120.3
1/1/2009 to 12/31/2009	$11.65	$13.13	2,261,291.6
Transamerica Convertible Securities VP 5/1/2008 to 12/31/2008	$10.49	$6.78	2,500.6
1/1/2009 to 12/31/2009	$6.78	$8.78	2,280.9
Transamerica WMC Diversified Growth VP(4) 5/1/2008 to 12/31/2008	$10.84	$6.16	0.0
1/1/2009 to 12/31/2009	$6.16	$7.84	0.0
Transamerica Growth Opportunities VP 5/1/2008 to 12/31/2008	$10.69	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$9.10	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Transamerica Small/Mid Cap Value VP 5/1/2008 to 12/31/2008	$10.42	$6.11	194.3
1/1/2009 to 12/31/2009	$6.11	$8.63	40,536.4
Van Kampen Life Investment Trust Comstock Portfolio(5) 3/4/2005 to 12/31/2005	$11.03	$11.24	277,697.398
1/1/2006 to 12/31/2006	$11.24	$12.91	105,407.4482
1/1/2007 to 12/31/2007	$12.91	$12.49	93,005.3
1/1/2008 to 12/31/2008	$12.49	$7.93	68,901.3
1/1/2009 to 12/31/2009	$7.93	$10.09	71,752.9
Wanger International 4/27/2007 to 12/31/2007	$10.75	$11.28	117,722.8
1/1/2008 to 12/31/2008	$11.28	$6.06	85,046.4
1/1/2009 to 12/31/2009	$6.06	$8.97	80,342.7
Wanger USA 3/4/2005 to 12/31/2005	$11.56	$12.54	98,205.2225
1/1/2006 to 12/31/2006	$12.54	$13.36	366,199.7416
1/1/2007 to 12/31/2007	$13.36	$13.91	32,932.3
1/1/2008 to 12/31/2008	$13.91	$8.28	165,418.0
1/1/2009 to 12/31/2009	$8.28	$11.64	131,679.2

Class B (if you purchased your contract on or after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 6/23/2008 to 12/31/2008	$11.07	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$8.97	7,461.7
Invesco V.I. Mid Cap Core Equity Fund(1) 6/23/2008 to 12/31/2008	$13.07	$9.57	690.1
1/1/2009 to 12/31/2009	$9.57	$12.30	65,401.4
AllianceBernstein VPS International Value 6/23/2008 to 12/31/2008	$9.04	$4.83	4,038.2
1/1/2009 to 12/31/2009	$4.83	$6.43	9,495.0
AllianceBernstein VPS Small/Mid Cap Value 6/23/2008 to 12/31/2008	$12.83	$8.45	10,667.3
1/1/2009 to 12/31/2009	$8.45	$11.90	8,685.9
AllianceBernstein VPS Value 6/23/2008 to 12/31/2008	$11.08	$7.54	0.0
1/1/2009 to 12/31/2009	$7.54	$9.01	5,619.3
American Century VP Ultra 6/23/2008 to 12/31/2008	$11.24	$7.27	0.0
1/1/2009 to 12/31/2009	$7.27	$9.65	0.0
AFIS Asset Allocation Fund 6/23/2008 to 12/31/2008	$12.59	$9.28	15,450.4
1/1/2009 to 12/31/2009	$9.28	$11.34	19,590.3
AFIS Bond Fund 6/23/2008 to 12/31/2008	$10.79	$9.75	75,768.5
1/1/2009 to 12/31/2009	$9.75	$10.81	252,304.0
AFIS Growth Fund 6/23/2008 to 12/31/2008	$14.18	$8.37	104,988.7
1/1/2009 to 12/31/2009	$8.37	$11.49	120,165.4
AFIS Growth-Income Fund 6/23/2008 to 12/31/2008	$11.99	$8.08	30,695.6
1/1/2009 to 12/31/2009	$8.08	$10.45	53,902.9
AFIS International Fund 6/23/2008 to 12/31/2008	$16.42	$10.62	62,248.4
1/1/2009 to 12/31/2009	$10.62	$14.96	277,731.1
BlackRock Basic Value V.I. 6/23/2008 to 12/31/2008	$11.92	$8.31	23,476.6
1/1/2009 to 12/31/2009	$8.31	$10.76	222,301.2
BlackRock Total Return V.I. 6/23/2008 to 12/31/2008	$10.46	$9.26	5,546.2
1/1/2009 to 12/31/2009	$9.26	$10.77	4,990.1
BlackRock Money Market V.I. 6/23/2008 to 12/31/2008	$10.90	$10.94	22,351.3
1/1/2009 to 12/31/2009	$10.94	$10.81	28,120.5
BlackRock Capital Appreciation V.I.(2) 6/23/2008 to 12/31/2008	$12.88	$8.38	55,896.9
1/1/2009 to 12/31/2009	$8.38	$11.25	238,811.0
BlackRock Global Allocation V.I. 6/23/2008 to 12/31/2008	$15.39	$12.55	133,832.4
1/1/2009 to 12/31/2009	$12.55	$15.01	729,103.8
BlackRock Government Income V.I. 6/23/2008 to 12/31/2008	$10.72	$11.47	2,415.1
1/1/2009 to 12/31/2009	$11.47	$11.11	24,886.2
BlackRock High Income V.I. 6/23/2008 to 12/31/2008	$11.40	$7.95	4,452.6
1/1/2009 to 12/31/2009	$7.95	$12.28	14,310.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock S&P 500 Index V.I. 6/23/2008 to 12/31/2008	$11.95	$8.23	8,540.2
1/1/2009 to 12/31/2009	$8.23	$10.25	35,162.7
BlackRock International Value V.I. 6/23/2008 to 12/31/2008	$15.35	$9.92	9,579.5
1/1/2009 to 12/31/2009	$9.92	$12.72	19,980.6
BlackRock Large Cap Core V.I. 6/23/2008 to 12/31/2008	$13.50	$9.18	17,454.6
1/1/2009 to 12/31/2009	$9.18	$11.10	21,213.5
BlackRock Large Cap Growth V.I. 6/23/2008 to 12/31/2008	$12.14	$8.09	0.0
1/1/2009 to 12/31/2009	$8.09	$10.13	242,484.9
BlackRock Large Cap Value V.I. 6/23/2008 to 12/31/2008	$13.88	$9.55	444.8
1/1/2009 to 12/31/2009	$9.55	$10.77	4,914.2
BlackRock Value Opportunities V.I. 6/23/2008 to 12/31/2008	$12.36	$7.76	0.0
1/1/2009 to 12/31/2009	$7.76	$9.82	1,941.8
BlackRock Global Opportunities V. I.(3) 6/23/2008 to 12/31/2008	$9.43	$5.78	0.0
1/1/2009 to 12/31/2009	$5.78	$7.72	14,699.0
Davis Value 6/23/2008 to 12/31/2008	$12.40	$8.05	14,652.1
1/1/2009 to 12/31/2009	$8.05	$10.42	257,377.4
Dreyfus VIF Appreciation 6/23/2008 to 12/31/2008	$12.29	$9.22	43,035.0
1/1/2009 to 12/31/2009	$9.22	$11.13	3,716.9
Eaton Vance Floating-Rate Income 6/23/2008 to 12/31/2008	$10.77	$7.76	0.0
1/1/2009 to 12/31/2009	$7.76	$11.06	18,442.8
Eaton Vance Large-Cap Value 6/23/2008 to 12/31/2008	$9.97	$6.76	29,587.3
1/1/2009 to 12/31/2009	$6.76	$7.90	298,683.0
Federated Capital Appreciation 6/23/2008 to 12/31/2008	$12.86	$9.44	41,339.8
1/1/2009 to 12/31/2009	$9.44	$10.57	216,015.7
Federated Kaufmann 6/23/2008 to 12/31/2008	$14.99	$9.74	7,886.8
1/1/2009 to 12/31/2009	$9.74	$12.44	36,224.2
Templeton Foreign Securities 6/23/2008 to 12/31/2008	$14.83	$9.92	370.5
1/1/2009 to 12/31/2009	$9.92	$13.43	9,440.3
Templeton Growth Securities 6/23/2008 to 12/31/2008	$12.41	$8.26	0.0
1/1/2009 to 12/31/2009	$8.26	$10.69	6,198.7
Janus Aspen Forty 6/23/2008 to 12/31/2008	$13.83	$7.39	54,114.4
1/1/2009 to 12/31/2009	$7.39	$10.65	311,296.8
Janus Aspen – Enterprise 6/23/2008 to 12/31/2008	$11.32	$6.45	28,004.6
1/1/2009 to 12/31/2009	$6.45	$9.20	51,716.9
Oppenheimer Capital Appreciation 6/23/2008 to 12/31/2008	$12.63	$7.19	2,234.6
1/1/2009 to 12/31/2009	$7.19	$10.23	5,069.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Oppenheimer Main Street/VA 6/23/2008 to 12/31/2008	$12.18	$8.00	0.0
1/1/2009 to 12/31/2009	$8.00	$10.11	0.0
Oppenheimer Main Street Small Cap/VA 6/23/2008 to 12/31/2008	$12.85	$8.34	1,827.4
1/1/2009 to 12/31/2009	$8.34	$11.28	4,086.0
Pioneer Emerging Markets VCT 6/23/2008 to 12/31/2008	$14.84	$6.93	5,446.8
1/1/2009 to 12/31/2009	$6.93	$11.92	71,892.5
Pioneer Fund VCT 6/23/2008 to 12/31/2008	$12.45	$8.77	0.0
1/1/2009 to 12/31/2009	$8.77	$10.82	0.0
Pioneer High Yield VCT 6/23/2008 to 12/31/2008	$11.34	$7.30	0.0
1/1/2009 to 12/31/2009	$7.30	$11.54	60,231.5
Pioneer Real Estate Shares VCT 6/23/2008 to 12/31/2008	$10.29	$6.31	20,988.6
1/1/2009 to 12/31/2009	$6.31	$8.19	54,160.5
Pimco CommodityRealReturn® Strategy 6/23/2008 to 12/31/2008	$16.88	$7.36	21,893.1
1/1/2009 to 12/31/2009	$7.36	$10.28	65,614.6
Pimco Low Duration 6/23/2008 to 12/31/2008	$10.55	$10.33	5,982.4
1/1/2009 to 12/31/2009	$10.33	$11.55	46,282.6
Pimco Real Return 6/23/2008 to 12/31/2008	$11.38	$10.26	57,118.3
1/1/2009 to 12/31/2009	$10.26	$11.98	139,833.2
Pimco Total Return 6/23/2008 to 12/31/2008	$11.30	$11.61	214,265.8
1/1/2009 to 12/31/2009	$11.61	$13.06	849,378.3
Transamerica Convertible Securities VP 6/23/2008 to 12/31/2008	$10.33	$6.77	0.0
1/1/2009 to 12/31/2009	$6.77	$8.77	569.0
Transamerica WMC Diversified Growth VP(4) 6/23/2008 to 12/31/2008	$10.22	$6.15	0.0
1/1/2009 to 12/31/2009	$6.15	$7.83	0.0
Transamerica Growth Opportunities VP 6/23/2008 to 12/31/2008	$10.42	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$9.08	0.0
Transamerica Small/Mid Cap Value VP 6/23/2008 to 12/31/2008	$10.78	$6.11	897.0
1/1/2009 to 12/31/2009	$6.11	$8.61	9,824.1
Van Kampen Life Investment Trust Comstock Portfolio(5) 6/23/2008 to 12/31/2008	$10.67	$7.90	0.0
1/1/2009 to 12/31/2009	$7.90	$10.04	3,638.8
Wanger International 6/23/2008 to 12/31/2008	$10.30	$6.05	634.2
1/1/2009 to 12/31/2009	$6.05	$8.94	1,929.1
Wanger USA 6/23/2008 to 12/31/2008	$13.19	$8.25	7,252.8
1/1/2009 to 12/31/2009	$8.25	$11.58	42,508.1

Class L
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 3/4/2005 to 12/31/2005	$11.27	$11.53	5,378.8771
1/1/2006 to 12/31/2006	$11.53	$12.86	12,629.9175
1/1/2007 to 12/31/2007	$12.86	$12.87	22,206.7
1/1/2008 to 12/31/2008	$12.87	$6.12	21,015.7
1/1/2009 to 12/31/2009	$6.12	$8.92	2,402.2
Invesco V.I. Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$11.08	$11.43	25,972.8925
1/1/2006 to 12/31/2006	$11.43	$12.53	52,267.242
1/1/2007 to 12/31/2007	$12.53	$13.53	63,094.4
1/1/2008 to 12/31/2008	$13.53	$9.53	77,705.6
1/1/2009 to 12/31/2009	$9.53	$12.24	435,423.2
AllianceBernstein VPS International Value 5/1/2007 to 12/31/2007	$10.54	$10.45	80,740.6
1/1/2008 to 12/31/2008	$10.45	$4.82	242,428.7
1/1/2009 to 12/31/2009	$4.82	$6.40	175,890.2
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.32	$11.72	332,368.5633
1/1/2006 to 12/31/2006	$11.72	$13.22	688,607.1639
1/1/2007 to 12/31/2007	$13.22	$13.25	266,392.6
1/1/2008 to 12/31/2008	$13.25	$8.41	302,972.7
1/1/2009 to 12/31/2009	$8.41	$11.84	101,887.9
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.18	$11.38	7,363.2931
1/1/2006 to 12/31/2006	$11.38	$13.60	12,986.2787
1/1/2007 to 12/31/2007	$13.60	$12.88	71,272.9
1/1/2008 to 12/31/2008	$12.88	$7.51	56,231.7
1/1/2009 to 12/31/2009	$7.51	$8.96	45,925.4
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.79	$11.04	2,610.6528
1/1/2006 to 12/31/2006	$11.04	$10.53	4,176.2155
1/1/2007 to 12/31/2007	$10.53	$12.56	4,727.3
1/1/2008 to 12/31/2008	$12.56	$7.24	4,693.4
1/1/2009 to 12/31/2009	$7.24	$9.60	2,880.2
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.64	$11.26	263,447.7799
1/1/2006 to 12/31/2006	$11.26	$12.71	338,593.9718
1/1/2007 to 12/31/2007	$12.71	$13.32	579,729.4
1/1/2008 to 12/31/2008	$13.32	$9.24	496,471.6
1/1/2009 to 12/31/2009	$9.24	$11.28	478,304.4
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.19	$10.16	354,335.4766
1/1/2006 to 12/31/2006	$10.16	$10.70	1,428,767.985
1/1/2007 to 12/31/2007	$10.70	$10.88	2,080,880.7
1/1/2008 to 12/31/2008	$10.88	$9.70	1,590,869.8
1/1/2009 to 12/31/2009	$9.70	$10.75	1,361,486.5
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.17	$12.60	1,007,070.524
1/1/2006 to 12/31/2006	$12.60	$13.67	2,373,020.445
1/1/2007 to 12/31/2007	$13.67	$15.11	2,228,328.1
1/1/2008 to 12/31/2008	$15.11	$8.33	2,991,695.9
1/1/2009 to 12/31/2009	$8.33	$11.43	1,355,741.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.85	$11.22	220,604.117
1/1/2006 to 12/31/2006	$11.22	$12.73	473,450.3971
1/1/2007 to 12/31/2007	$12.73	$13.15	711,787.8
1/1/2008 to 12/31/2008	$13.15	$8.05	705,118.
1/1/2009 to 12/31/2009	$8.05	$10.39	655,351.9
AFIS International Fund 3/4/2005 to 12/31/2005	$11.61	$13.42	431,659.3666
1/1/2006 to 12/31/2006	$13.42	$15.71	1,296,340.166
1/1/2007 to 12/31/2007	$15.71	$18.56	2,027,135.7
1/1/2008 to 12/31/2008	$18.56	$10.57	2,311,672.2
1/1/2009 to 12/31/2009	$10.57	$14.88	2,597,216.2
BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$11.00	$11.02	34,299.6969
1/1/2006 to 12/31/2006	$11.02	$13.24	60,370.1932
1/1/2007 to 12/31/2007	$13.24	$13.28	722,266.9
1/1/2008 to 12/31/2008	$13.28	$8.28	681,165.5
1/1/2009 to 12/31/2009	$8.28	$10.70	1,392,333.6
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.10	$10.13	74,810.1293
1/1/2006 to 12/31/2006	$10.13	$10.43	193,101.1405
1/1/2007 to 12/31/2007	$10.43	$10.65	302,795.7
1/1/2008 to 12/31/2008	$10.65	$9.22	241,692.1
1/1/2009 to 12/31/2009	$9.22	$10.72	195,383.0
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.01	$10.12	221,994.8563
1/1/2006 to 12/31/2006	$10.12	$10.43	732,117.9151
1/1/2007 to 12/31/2007	$10.43	$10.78	307,858.6
1/1/2008 to 12/31/2008	$10.78	$10.89	567,758.4
1/1/2009 to 12/31/2009	$10.89	$10.75	677,971.7
BlackRock Capital Appreciation V.I.(2) 3/4/2005 to 12/31/2005	$10.86	$11.45	23,735.1016
1/1/2006 to 12/31/2006	$11.45	$11.80	53,253.5725
1/1/2007 to 12/31/2007	$11.80	$13.85	1,234,615.7
1/1/2008 to 12/31/2008	$13.85	$8.35	1,551,442.7
1/1/2009 to 12/31/2009	$8.35	$11.19	1,555,931.2
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.18	$11.88	241,330.1781
1/1/2006 to 12/31/2006	$11.88	$13.64	641,238.0789
1/1/2007 to 12/31/2007	$13.64	$15.73	1,341,509.4
1/1/2008 to 12/31/2008	$15.73	$12.49	1,703,312.9
1/1/2009 to 12/31/2009	$12.49	$14.93	1,705,480.0
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.09	$10.23	10,924.537
1/1/2006 to 12/31/2006	$10.23	$10.48	15,739.3923
1/1/2007 to 12/31/2007	$10.48	$10.75	31,382.5
1/1/2008 to 12/31/2008	$10.75	$11.42	132,700.5
1/1/2009 to 12/31/2009	$11.42	$11.05	147,564.6
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.47	$10.41	28,038.8631
1/1/2006 to 12/31/2006	$10.41	$11.24	45,775.5058
1/1/2007 to 12/31/2007	$11.24	$11.34	93,565.9
1/1/2008 to 12/31/2008	$11.34	$7.92	91,415.7
1/1/2009 to 12/31/2009	$7.92	$12.22	81,359.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.97	$11.20	60,708.5457
1/1/2006 to 12/31/2006	$11.20	$12.75	66,740.2142
1/1/2007 to 12/31/2007	$12.75	$13.25	89,007.5
1/1/2008 to 12/31/2008	$13.25	$8.20	101,629.4
1/1/2009 to 12/31/2009	$8.20	$10.19	69,324.6
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.02	$12.72	38,336.7921
1/1/2006 to 12/31/2006	$12.72	$16.03	95,551.0265
1/1/2007 to 12/31/2007	$16.03	$17.43	139,216.6
1/1/2008 to 12/31/2008	$17.43	$9.88	130,086.7
1/1/2009 to 12/31/2009	$9.88	$12.66	101,713.7
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.75	$12.54	117,090.9609
1/1/2006 to 12/31/2006	$12.54	$14.18	249,738.0546
1/1/2007 to 12/31/2007	$14.18	$15.14	366,570.9
1/1/2008 to 12/31/2008	$15.14	$9.14	366,304.9
1/1/2009 to 12/31/2009	$9.14	$11.04	341,872.5
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.23	$12.22	30,549.6985
1/1/2006 to 12/31/2006	$12.22	$12.91	99,579.9228
1/1/2007 to 12/31/2007	$12.91	$13.79	168,479.2
1/1/2008 to 12/31/2008	$13.79	$8.06	171,066.9
1/1/2009 to 12/31/2009	$8.06	$10.07	1,688,622.6
BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$12.00	$12.88	297,220.3146
1/1/2006 to 12/31/2006	$12.88	$14.73	165,990.991
1/1/2007 to 12/31/2007	$14.73	$15.37	265,863.4
1/1/2008 to 12/31/2008	$15.37	$9.51	233,252.5
1/1/2009 to 12/31/2009	$9.51	$10.71	248,112.1
BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.05	$12.04	16,036.8838
1/1/2006 to 12/31/2006	$12.04	$13.38	29,132.2845
1/1/2007 to 12/31/2007	$13.38	$13.07	77,085.8
1/1/2008 to 12/31/2008	$13.07	$7.72	97,482.5
1/1/2009 to 12/31/2009	$7.72	$9.77	74,646.1
BlackRock Global Opportunities V.I.(3) 5/1/2008 to 12/31/2008	$10.10	$5.78	1,103.8
1/1/2009 to 12/31/2009	$5.78	$7.71	17,874.3
Davis Value 3/4/2005 to 12/31/2005	$11.13	$11.66	168,465.7883
1/1/2006 to 12/31/2006	$11.66	$13.22	985,841.6387
1/1/2007 to 12/31/2007	$13.22	$13.64	564,452.3
1/1/2008 to 12/31/2008	$13.64	$8.02	571,946.4
1/1/2009 to 12/31/2009	$8.02	$10.37	1,811,034.3
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.06	$10.96	569,603.7836
1/1/2006 to 12/31/2006	$10.96	$12.56	748,883.5274
1/1/2007 to 12/31/2007	$12.56	$13.24	995,254.1
1/1/2008 to 12/31/2008	$13.24	$9.18	1,210,609.7
1/1/2009 to 12/31/2009	$9.18	$11.07	53,526.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.11	$10.30	283,483.8457
1/1/2006 to 12/31/2006	$10.30	$10.72	788,467.2664
1/1/2007 to 12/31/2007	$10.72	$10.75	31,533.0
1/1/2008 to 12/31/2008	$10.75	$7.72	45,820.9
1/1/2009 to 12/31/2009	$7.72	$11.00	52,328.0
Eaton Vance Large-Cap Value 5/1/2007 to 12/31/2007	$10.38	$10.52	723,538.2
1/1/2008 to 12/31/2008	$10.52	$6.75	674,075.1
1/1/2009 to 12/31/2009	$6.75	$7.88	1,682,901.8
Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.96	$10.89	0
1/1/2006 to 12/31/2006	$10.89	$12.47	1,108.8928
1/1/2007 to 12/31/2007	$12.47	$13.50	911,720.3
1/1/2008 to 12/31/2008	$13.50	$9.40	1,130,135.4
1/1/2009 to 12/31/2009	$9.40	$10.51	1,357,450.5
Federated Kaufmann 3/4/2005 to 12/31/2005	$11.35	$12.51	46,003.7619
1/1/2006 to 12/31/2006	$12.51	$14.17	107,028.548
1/1/2007 to 12/31/2007	$14.17	$16.90	479,326.0
1/1/2008 to 12/31/2008	$16.90	$9.70	363,950.5
1/1/2009 to 12/31/2009	$9.70	$12.37	338,508.8
Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.66	$12.31	88,191.1934
1/1/2006 to 12/31/2006	$12.31	$14.75	211,995.7502
1/1/2007 to 12/31/2007	$14.75	$16.80	280,347.0
1/1/2008 to 12/31/2008	$16.80	$9.88	258,656.2
1/1/2009 to 12/31/2009	$9.88	$13.36	206,541.1
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.47	$11.91	229,012.9189
1/1/2006 to 12/31/2006	$11.91	$14.32	79,066.9754
1/1/2007 to 12/31/2007	$14.32	$14.45	109,594.7
1/1/2008 to 12/31/2008	$14.45	$8.22	104,625.6
1/1/2009 to 12/31/2009	$8.22	$10.64	83,318.9
Janus Aspen Forty 5/1/2007 to 12/31/2007	$10.60	$13.42	2,196,077.8
1/1/2008 to 12/31/2008	$13.42	$7.37	1,029,580.2
1/1/2009 to 12/31/2009	$7.37	$10.62	1,724,202.4
Janus Aspen – Enterprise 5/1/2007 to 12/31/2007	$10.58	$11.62	463,482.7
1/1/2008 to 12/31/2008	$11.62	$6.44	362,560.4
1/1/2009 to 12/31/2009	$6.44	$9.17	282,524.8
Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.76	$11.19	16,741.0044
1/1/2006 to 12/31/2006	$11.19	$11.89	33,684.1417
1/1/2007 to 12/31/2007	$11.89	$13.35	42,252.5
1/1/2008 to 12/31/2008	$13.35	$7.16	37,223.9
1/1/2009 to 12/31/2009	$7.16	$10.13	35,249.5
Oppenheimer Main Street/VA 3/4/2005 to 12/31/2005	$10.96	$11.30	10,518.6749
1/1/2006 to 12/31/2006	$11.30	$12.80	12,103.5025
1/1/2007 to 12/31/2007	$12.80	$13.15	13,215.1
1/1/2008 to 12/31/2008	$13.15	$7.96	13,759.7
1/1/2009 to 12/31/2009	$7.96	$10.05	16,069.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Oppenheimer Main Street Small Cap/VA 3/4/2005 to 12/31/2005	$11.51	$12.35	90,298.9536
1/1/2006 to 12/31/2006	$12.35	$13.97	35,810.8638
1/1/2007 to 12/31/2007	$13.97	$13.59	68,742.4
1/1/2008 to 12/31/2008	$13.59	$8.31	68,052.6
1/1/2009 to 12/31/2009	$8.31	$11.22	123,276.7
Pioneer Emerging Markets VCT 5/1/2006 to 12/31/2006	$11.05	$11.96	25,902.1773
1/1/2007 to 12/31/2007	$11.96	$16.81	52,118.5
1/1/2008 to 12/31/2008	$16.81	$6.91	94,842.0
1/1/2009 to 12/31/2009	$6.91	$11.87	386,272.7
Pioneer Fund VCT 3/4/2005 to 12/31/2005	$11.04	$11.37	355,323.2795
1/1/2006 to 12/31/2006	$11.37	$13.05	1,299,288.446
1/1/2007 to 12/31/2007	$13.05	$13.49	27,288.6
1/1/2008 to 12/31/2008	$13.49	$8.73	23,582.4
1/1/2009 to 12/31/2009	$8.73	$10.76	17,971.0
Pioneer High Yield VCT 3/4/2005 to 12/31/2005	$10.37	$10.31	54,164.5149
1/1/2006 to 12/31/2006	$10.31	$11.01	73,063.6625
1/1/2007 to 12/31/2007	$11.01	$11.46	78,115.4
1/1/2008 to 12/31/2008	$11.46	$7.27	59,372.3
1/1/2009 to 12/31/2009	$7.27	$11.47	253,884.8
Pioneer Real Estate Shares VCT 5/1/2008 to 12/31/2008	$11.61	$6.30	288,826.8
1/1/2009 to 12/31/2009	$6.30	$8.17	285,687.4
Pimco CommodityRealReturn® Strategy 3/4/2005 to 12/31/2005	$10.62	$11.41	290,140.3238
1/1/2006 to 12/31/2006	$11.41	$10.89	630,191.9846
1/1/2007 to 12/31/2007	$10.89	$13.23	837,257.6
1/1/2008 to 12/31/2008	$13.23	$7.33	718,417.5
1/1/2009 to 12/31/2009	$7.33	$10.23	475,786.7
Pimco Low Duration 4/27/2007 to 12/31/2007	$10.03	$10.51	47,797.2
1/1/2008 to 12/31/2008	$10.51	$10.31	58,497.4
1/1/2009 to 12/31/2009	$10.31	$11.52	70,957.6
Pimco Real Return 3/4/2005 to 12/31/2005	$10.24	$10.30	78,974.2965
1/1/2006 to 12/31/2006	$10.30	$10.22	124,547.5343
1/1/2007 to 12/31/2007	$10.22	$11.15	1,156,112.8
1/1/2008 to 12/31/2008	$11.15	$10.21	1,391,314.2
1/1/2009 to 12/31/2009	$10.21	$11.92	830,113.4
Pimco Total Return 3/4/2005 to 12/31/2005	$10.10	$10.20	1,284,254.477
1/1/2006 to 12/31/2006	$10.20	$10.44	2,415,318.253
1/1/2007 to 12/31/2007	$10.44	$11.19	3,765,648.3
1/1/2008 to 12/31/2008	$11.19	$11.56	5,319,089.1
1/1/2009 to 12/31/2009	$11.56	$12.99	4,580,096.3
Transamerica Convertible Securities VP 5/1/2008 to 12/31/2008	$10.49	$6.77	0.0
1/1/2009 to 12/31/2009	$6.77	$8.75	1,370.3
Transamerica WMC Diversified Growth VP(4) 5/1/2008 to 12/31/2008	$10.83	$6.15	0.0
1/1/2009 to 12/31/2009	$6.15	$7.81	0.0
Transamerica Growth Opportunities VP 5/1/2008 to 12/31/2008	$10.69	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$9.06	8,102.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Transamerica Small/Mid Cap Value VP 5/1/2008 to 12/31/2008	$10.41	$6.10	7,349.4
1/1/2009 to 12/31/2009	$6.10	$8.59	38,641.1
Van Kampen Life Investment Trust Comstock Portfolio(5) 3/4/2005 to 12/31/2005	$11.02	$11.21	532,984.4895
1/1/2006 to 12/31/2006	$11.21	$12.85	241,969.1685
1/1/2007 to 12/31/2007	$12.85	$12.41	243,477.2
1/1/2008 to 12/31/2008	$12.41	$7.87	215,037.5
1/1/2009 to 12/31/2009	$7.87	$9.98	205,077.0
Wanger International 4/27/2007 to 12/31/2007	$10.74	$11.26	96,466.7
1/1/2008 to 12/31/2008	$11.26	$6.04	118,334.7
1/1/2009 to 12/31/2009	$6.04	$8.92	89,059.8
Wanger USA 3/4/2005 to 12/31/2005	$11.55	$12.51	179,206.0146
1/1/2006 to 12/31/2006	$12.51	$13.30	697,284.2287
1/1/2007 to 12/31/2007	$13.30	$13.82	113,843.6
1/1/2008 to 12/31/2008	$13.82	$8.21	373,144.4
1/1/2009 to 12/31/2009	$8.21	$11.51	311,194.2

Class L
(if you purchased your contract on or after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 6/23/2008 to 12/31/2008	$10.98	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.88	2,393.1
Invesco V.I. Mid Cap Core Equity Fund(1) 6/23/2008 to 12/31/2008	$12.98	$9.49	60.4
1/1/2009 to 12/31/2009	$9.49	$12.17	72,265.1
AllianceBernstein VPS International Value 6/23/2008 to 12/31/2008	$9.02	$4.81	10,400.2
1/1/2009 to 12/31/2009	$4.81	$6.38	31,349.9
AllianceBernstein VPS Small/Mid Cap Value 6/23/2008 to 12/31/2008	$12.73	$8.37	23,532.2
1/1/2009 to 12/31/2009	$8.37	$11.78	9,415.5
AllianceBernstein VPS Value 6/23/2008 to 12/31/2008	$11.00	$7.48	0.0
1/1/2009 to 12/31/2009	$7.48	$8.92	4,260.7
American Century VP Ultra 6/23/2008 to 12/31/2008	$11.16	$7.21	0.0
1/1/2009 to 12/31/2009	$7.21	$9.55	0.0
AFIS Asset Allocation Fund 6/23/2008 to 12/31/2008	$12.49	$9.20	8,615.6
1/1/2009 to 12/31/2009	$9.20	$11.22	18,026.0
AFIS Bond Fund 6/23/2008 to 12/31/2008	$10.71	$9.66	164,650.7
1/1/2009 to 12/31/2009	$9.66	$10.70	370,669.9
AFIS Growth Fund 6/23/2008 to 12/31/2008	$14.08	$8.30	205,079.5
1/1/2009 to 12/31/2009	$8.30	$11.37	164,324.6
AFIS Growth-Income Fund 6/23/2008 to 12/31/2008	$11.90	$8.01	36,345.9
1/1/2009 to 12/31/2009	$8.01	$10.34	77,698.5
AFIS International Fund 6/23/2008 to 12/31/2008	$16.30	$10.53	179,668.5
1/1/2009 to 12/31/2009	$10.53	$14.81	426,235.2
BlackRock Basic Value V.I. 6/23/2008 to 12/31/2008	$11.83	$8.24	70,515.7
1/1/2009 to 12/31/2009	$8.24	$10.64	332,717.6
BlackRock Total Return V.I. 6/23/2008 to 12/31/2008	$10.39	$9.19	10,183.7
1/1/2009 to 12/31/2009	$9.19	$10.66	22,193.4
BlackRock Money Market V.I. 6/23/2008 to 12/31/2008	$10.82	$10.84	72,060.1
1/1/2009 to 12/31/2009	$10.84	$10.69	130,295.6
BlackRock Capital Appreciation V.I.(2) 6/23/2008 to 12/31/2008	$12.78	$8.31	137,461.8
1/1/2009 to 12/31/2009	$8.31	$11.13	334,971.7
BlackRock Global Allocation V.I. 6/23/2008 to 12/31/2008	$15.27	$12.44	152,746.0
1/1/2009 to 12/31/2009	$12.44	$14.85	488,517.0
BlackRock Government Income V.I. 6/23/2008 to 12/31/2008	$10.64	$11.37	25,681.3
1/1/2009 to 12/31/2009	$11.37	$10.99	62,075.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock High Income V.I. 6/23/2008 to 12/31/2008	$11.32	$7.88	13,910.9
1/1/2009 to 12/31/2009	$7.88	$12.16	24,138.9
BlackRock S&P 500 Index V.I. 6/23/2008 to 12/31/2008	$11.86	$8.16	8,742.1
1/1/2009 to 12/31/2009	$8.16	$10.14	71,825.3
BlackRock International Value V.I. 6/23/2008 to 12/31/2008	$15.23	$9.84	3,131.1
1/1/2009 to 12/31/2009	$9.84	$12.59	5,509.4
BlackRock Large Cap Core V.I. 6/23/2008 to 12/31/2008	$13.40	$9.10	16,955.0
1/1/2009 to 12/31/2009	$9.10	$10.98	23,816.0
BlackRock Large Cap Growth V.I. 6/23/2008 to 12/31/2008	$12.05	$8.02	46,553.8
1/1/2009 to 12/31/2009	$8.02	$10.02	436,196.2
BlackRock Large Cap Value V.I. 6/23/2008 to 12/31/2008	$13.78	$9.46	11,691.3
1/1/2009 to 12/31/2009	$9.46	$10.65	17,783.6
BlackRock Value Opportunities V.I. 6/23/2008 to 12/31/2008	$12.27	$7.69	5,593.9
1/1/2009 to 12/31/2009	$7.69	$9.72	13,243.0
BlackRock Global Opportunities V.I.(3) 6/23/2008 to 12/31/2008	$9.43	$5.77	7,909.4
1/1/2009 to 12/31/2009	$5.77	$7.70	21,774.1
Davis Value 6/23/2008 to 12/31/2008	$12.31	$7.99	39,161.2
1/1/2009 to 12/31/2009	$7.99	$10.31	379,702.7
Dreyfus VIF Appreciation 6/23/2008 to 12/31/2008	$12.20	$9.14	115,817.9
1/1/2009 to 12/31/2009	$9.14	$11.01	1,408.5
Eaton Vance Floating-Rate Income 6/23/2008 to 12/31/2008	$10.69	$7.69	4,403.7
1/1/2009 to 12/31/2009	$7.69	$10.95	23,388.8
Eaton Vance Large-Cap Value 6/23/2008 to 12/31/2008	$9.94	$6.74	100,609.8
1/1/2009 to 12/31/2009	$6.74	$7.86	441,499.0
Federated Capital Appreciation 6/23/2008 to 12/31/2008	$12.77	$9.36	129,033.6
1/1/2009 to 12/31/2009	$9.36	$10.46	334,717.4
Federated Kaufmann 6/23/2008 to 12/31/2008	$14.88	$9.65	29,672.2
1/1/2009 to 12/31/2009	$9.65	$12.31	63,744.2
Templeton Foreign Securities 6/23/2008 to 12/31/2008	$14.72	$9.84	8,188.2
1/1/2009 to 12/31/2009	$9.84	$13.29	12,130.4
Templeton Growth Securities 6/23/2008 to 12/31/2008	$12.32	$8.19	6,276.7
1/1/2009 to 12/31/2009	$8.19	$10.58	7,286.4
Janus Aspen Forty 6/23/2008 to 12/31/2008	$13.79	$7.36	122,232.2
1/1/2009 to 12/31/2009	$7.36	$10.59	410,803.8
Janus Aspen - Enterprise 6/23/2008 to 12/31/2008	$11.29	$6.42	25,496.2
1/1/2009 to 12/31/2009	$6.42	$9.14	66,897.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Oppenheimer Capital Appreciation 6/23/2008 to 12/31/2008	$12.54	$7.13	1,631.9
1/1/2009 to 12/31/2009	$7.13	$10.13	3,672.7
Oppenheimer Main Street/VA 6/23/2008 to 12/31/2008	$12.09	$7.93	0.0
1/1/2009 to 12/31/2009	$7.93	$10.00	3,083.3
Oppenheimer Main Street Small Cap/VA 6/23/2008 to 12/31/2008	$12.75	$8.27	0.0
1/1/2009 to 12/31/2009	$8.27	$11.16	3,245.7
Pioneer Emerging Markets VCT 6/23/2008 to 12/31/2008	$14.77	$6.89	3,564.7
1/1/2009 to 12/31/2009	$6.89	$11.82	101,436.7
Pioneer Fund VCT 6/23/2008 to 12/31/2008	$12.36	$8.70	0.0
1/1/2009 to 12/31/2009	$8.70	$10.71	0.0
Pioneer High Yield VCT 6/23/2008 to 12/31/2008	$11.25	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$11.42	88,017.3
Pioneer Real Estate Shares VCT 6/23/2008 to 12/31/2008	$10.28	$6.30	29,473.6
1/1/2009 to 12/31/2009	$6.30	$8.16	64,110.7
Pimco CommodityRealReturn® Strategy 6/23/2008 to 12/31/2008	$16.76	$7.30	50,592.8
1/1/2009 to 12/31/2009	$7.30	$10.17	82,692.2
Pimco Low Duration 6/23/2008 to 12/31/2008	$10.52	$10.29	1,385.0
1/1/2009 to 12/31/2009	$10.29	$11.49	10,160.7
Pimco Real Return 6/23/2008 to 12/31/2008	$11.30	$10.17	151,486.7
1/1/2009 to 12/31/2009	$10.17	$11.86	221,938.2
Pimco Total Return 6/23/2008 to 12/31/2008	$11.21	$11.51	630,868.8
1/1/2009 to 12/31/2009	$11.51	$12.92	1,370,622.1
Transamerica Convertible Securities VP 6/23/2008 to 12/31/2008	$10.33	$6.76	3,131.0
1/1/2009 to 12/31/2009	$6.76	$8.73	8,523.7
Transamerica WMC Diversified Growth VP(4) 6/23/2008 to 12/31/2008	$10.21	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.80	0.0
Transamerica Growth Opportunities VP 6/23/2008 to 12/31/2008	$10.41	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$9.05	0.0
Transamerica Small/Mid Cap Value VP 6/23/2008 to 12/31/2008	$10.77	$6.10	0.0
1/1/2009 to 12/31/2009	$6.10	$8.58	14,203.6
Van Kampen Life Investment Trust Comstock Portfolio(5) 6/23/2008 to 12/31/2008	$10.59	$7.83	29,156.0
1/1/2009 to 12/31/2009	$7.83	$9.93	27,593.5
Wanger International 6/23/2008 to 12/31/2008	$10.27	$6.03	4,575.6
1/1/2009 to 12/31/2009	$6.03	$8.89	4,365.8
Wanger USA 6/23/2008 to 12/31/2008	$13.09	$8.18	17,995.5
1/1/2009 to 12/31/2009	$8.18	$11.45	36,776.0

Class C
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 3/4/2005 to 12/31/2005	$11.27	$11.51	2,188.3007
1/1/2006 to 12/31/2006	$11.51	$12.82	2,179.2808
1/1/2007 to 12/31/2007	$12.82	$12.81	2,170.4
1/1/2008 to 12/31/2008	$12.81	$6.08	2,156.6
1/1/2009 to 12/31/2009	$6.08	$8.85	535.5
Invesco V.I. Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$11.07	$11.41	4,269.961
1/1/2006 to 12/31/2006	$11.41	$12.49	3,681.9491
1/1/2007 to 12/31/2007	$12.49	$13.47	6,199.0
1/1/2008 to 12/31/2008	$13.47	$9.47	6,243.4
1/1/2009 to 12/31/2009	$9.47	$12.14	49,785.2
AllianceBernstein VPS International Value 5/1/2007 to 12/31/2007	$10.54	$10.44	34,477.0
1/1/2008 to 12/31/2008	$10.44	$4.81	39,348.1
1/1/2009 to 12/31/2009	$4.81	$6.37	31,815.3
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.32	$11.70	90,691.9764
1/1/2006 to 12/31/2006	$11.70	$13.17	158,548.7411
1/1/2007 to 12/31/2007	$13.17	$13.18	40,062.9
1/1/2008 to 12/31/2008	$13.18	$8.36	38,707.3
1/1/2009 to 12/31/2009	$8.36	$11.75	20,840.2
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.17	$11.35	4,648.5246
1/1/2006 to 12/31/2006	$11.35	$13.56	5,263.42
1/1/2007 to 12/31/2007	$13.56	$12.81	14,008.6
1/1/2008 to 12/31/2008	$12.81	$7.46	12,441.6
1/1/2009 to 12/31/2009	$7.46	$8.89	9,017.8
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.78	$11.02	7,306.028
1/1/2006 to 12/31/2006	$11.02	$10.49	8,663.1215
1/1/2007 to 12/31/2007	$10.49	$12.50	2,416.2
1/1/2008 to 12/31/2008	$12.50	$7.20	2,298.1
1/1/2009 to 12/31/2009	$7.20	$9.52	1,468.7
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.63	$11.24	25,239.3872
1/1/2006 to 12/31/2006	$11.24	$12.67	41,785.0984
1/1/2007 to 12/31/2007	$12.67	$13.26	33,190.8
1/1/2008 to 12/31/2008	$13.26	$9.18	39,915.8
1/1/2009 to 12/31/2009	$9.18	$11.19	33,212.9
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.18	$10.14	64,386.8015
1/1/2006 to 12/31/2006	$10.14	$10.66	361,370.7994
1/1/2007 to 12/31/2007	$10.66	$10.83	420,228.9
1/1/2008 to 12/31/2008	$10.83	$9.64	266,996.4
1/1/2009 to 12/31/2009	$9.64	$10.67	227,055.4
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.17	$12.58	209,140.0639
1/1/2006 to 12/31/2006	$12.58	$13.62	455,562.951
1/1/2007 to 12/31/2007	$13.62	$15.04	281,624.2
1/1/2008 to 12/31/2008	$15.04	$8.28	382,574.4
1/1/2009 to 12/31/2009	$8.28	$11.34	177,460.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.84	$11.20	36,224.2057
1/1/2006 to 12/31/2006	$11.20	$12.68	72,476.1631
1/1/2007 to 12/31/2007	$12.68	$13.09	87,663.5
1/1/2008 to 12/31/2008	$13.09	$7.99	89,056.7
1/1/2009 to 12/31/2009	$7.99	$10.31	81,100.9
AFIS International Fund 3/4/2005 to 12/31/2005	$11.60	$13.39	110,128.3255
1/1/2006 to 12/31/2006	$13.39	$15.66	287,159.3533
1/1/2007 to 12/31/2007	$15.66	$18.47	343,677.7
1/1/2008 to 12/31/2008	$18.47	$10.50	367,051.3
1/1/2009 to 12/31/2009	$10.50	$14.77	368,105.7
BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$10.99	$11.00	1,561.7261
1/1/2006 to 12/31/2006	$11.00	$13.19	10,786.6595
1/1/2007 to 12/31/2007	$13.19	$13.22	127,050.0
1/1/2008 to 12/31/2008	$13.22	$8.23	102,610.1
1/1/2009 to 12/31/2009	$8.23	$10.62	190,028.8
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.09	$10.12	6,255.2325
1/1/2006 to 12/31/2006	$10.12	$10.39	42,924.0189
1/1/2007 to 12/31/2007	$10.39	$10.60	25,464.9
1/1/2008 to 12/31/2008	$10.60	$9.17	16,808.2
1/1/2009 to 12/31/2009	$9.17	$10.63	19,452.5
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.00	$10.10	164,735.483
1/1/2006 to 12/31/2006	$10.10	$10.39	260,272.5424
1/1/2007 to 12/31/2007	$10.39	$10.73	186,448.4
1/1/2008 to 12/31/2008	$10.73	$10.82	218,535.5
1/1/2009 to 12/31/2009	$10.82	$10.67	208,421.8
BlackRock Capital Appreciation V.I.(2) 3/4/2005 to 12/31/2005	$10.85	$11.43	8,184.8887
1/1/2006 to 12/31/2006	$11.43	$11.76	36,141.315
1/1/2007 to 12/31/2007	$11.76	$13.78	201,546.9
1/1/2008 to 12/31/2008	$13.78	$8.30	222,041.0
1/1/2009 to 12/31/2009	$8.30	$11.10	224,883.0
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.17	$11.86	110,222.6
1/1/2006 to 12/31/2006	$11.86	$13.60	346,309.9477
1/1/2007 to 12/31/2007	$13.60	$15.66	545,872.6
1/1/2008 to 12/31/2008	$15.66	$12.42	636,587.6
1/1/2009 to 12/31/2009	$12.42	$14.81	620,121.9
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.08	$10.21	11,111.0177
1/1/2006 to 12/31/2006	$10.21	$10.44	34,919.8929
1/1/2007 to 12/31/2007	$10.44	$10.69	31,610.8
1/1/2008 to 12/31/2008	$10.69	$11.34	43,083.6
1/1/2009 to 12/31/2009	$11.34	$10.96	40,001.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.47	$10.39	3,150.6358
1/1/2006 to 12/31/2006	$10.39	$11.20	9,442.2648
1/1/2007 to 12/31/2007	$11.20	$11.29	17,211.8
1/1/2008 to 12/31/2008	$11.29	$7.87	12,999.0
1/1/2009 to 12/31/2009	$7.87	$12.12	11,276.7
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.97	$11.18	17,457.7228
1/1/2006 to 12/31/2006	$11.18	$12.71	19,382.7941
1/1/2007 to 12/31/2007	$12.71	$13.18	18,835.3
1/1/2008 to 12/31/2008	$13.18	$8.14	23,655.1
1/1/2009 to 12/31/2009	$8.14	$10.11	30,951.1
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.01	$12.69	13,669.3608
1/1/2006 to 12/31/2006	$12.69	$15.98	39,968.8102
1/1/2007 to 12/31/2007	$15.98	$17.35	45,565.5
1/1/2008 to 12/31/2008	$17.35	$9.82	45,895.0
1/1/2009 to 12/31/2009	$9.82	$12.56	36,960.3
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.74	$12.52	21,707.5322
1/1/2006 to 12/31/2006	$12.52	$14.13	85,5,71.4922
1/1/2007 to 12/31/2007	$14.13	$15.07	92813.3
1/1/2008 to 12/31/2008	$15.07	$9.08	74,832.9
1/1/2009 to 12/31/2009	$9.08	$10.95	60,606.2
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.22	$12.19	53,552.9172
1/1/2006 to 12/31/2006	$12.19	$12.86	100,507.4159
1/1/2007 to 12/31/2007	$12.86	$13.72	126,234.1
1/1/2008 to 12/31/2008	$13.72	$8.01	112,932.5
1/1/2009 to 12/31/2009	$8.01	$9.99	301,820.0
BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$11.99	$12.86	109,742.2603
1/1/2006 to 12/31/2006	$12.86	$14.68	57,418.4542
1/1/2007 to 12/31/2007	$14.68	$15.30	73,591.6
1/1/2008 to 12/31/2008	$15.30	$9.44	67,311.1
1/1/2009 to 12/31/2009	$9.44	$10.63	49,126.9
BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.04	$12.01	6,167.0847
1/1/2006 to 12/31/2006	$12.01	$13.34	5,400.9767
1/1/2007 to 12/31/2007	$13.34	$13.01	14,441.3
1/1/2008 to 12/31/2008	$13.01	$7.68	34,449.2
1/1/2009 to 12/31/2009	$7.68	$9.69	37,642.0
BlackRock Global Opportunities V.I.(3) 5/1/2008 to 12/31/2008	$10.10	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.69	2,766.6
Davis Value 3/4/2005 to 12/31/2005	$11.12	$11.64	52,892.9183
1/1/2006 to 12/31/2006	$11.64	$13.18	261,522.4688
1/1/2007 to 12/31/2007	$13.18	$13.57	165,088.6
1/1/2008 to 12/31/2008	$13.57	$7.97	155,847.1
1/1/2009 to 12/31/2009	$7.97	$10.29	307,598.9
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.06	$10.93	128,987.7181
1/1/2006 to 12/31/2006	$10.93	$12.52	168,317.6468
1/1/2007 to 12/31/2007	$12.52	$13.18	156,833.0
1/1/2008 to 12/31/2008	$13.18	$9.12	164,871.9
1/1/2009 to 12/31/2009	$9.12	$10.98	11,980.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.10	$10.28	73,823.4395
1/1/2006 to 12/31/2006	$10.28	$10.69	229,899.9327
1/1/2007 to 12/31/2007	$10.69	$10.70	48,693.1
1/1/2008 to 12/31/2008	$10.70	$7.67	26,815.4
1/1/2009 to 12/31/2009	$7.67	$10.92	27,001.9
Eaton Vance Large-Cap Value 5/1/2007 to 12/31/2007	$10.38	$10.51	132,653.3
1/1/2008 to 12/31/2008	$10.51	$6.73	109,315.8
1/1/2009 to 12/31/2009	$6.73	$7.84	226,811.8
Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.95	$10.87	2,055.5192
1/1/2006 to 12/31/2006	$10.87	$12.43	5,384.6738
1/1/2007 to 12/31/2007	$12.43	$13.44	149,773.0
1/1/2008 to 12/31/2008	$13.44	$9.34	156,375.0
1/1/2009 to 12/31/2009	$9.34	$10.43	181,645.2
Federated Kaufmann 3/4/2005 to 12/31/2005	$11.34	$12.49	15,751.4051
1/1/2006 to 12/31/2006	$12.49	$14.12	27,615.2902
1/1/2007 to 12/31/2007	$14.12	$16.82	77,740.9
1/1/2008 to 12/31/2008	$16.82	$9.63	52,496.6
1/1/2009 to 12/31/2009	$9.63	$12.28	49,251.8
Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.65	$12.28	39,061.3829
1/1/2006 to 12/31/2006	$12.28	$14.70	62,958.7394
1/1/2007 to 12/31/2007	$14.70	$16.72	60,442.5
1/1/2008 to 12/31/2008	$16.72	$9.82	59,037.5
1/1/2009 to 12/31/2009	$9.82	$13.25	56,683.4
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.46	$11.89	39,999.247
1/1/2006 to 12/31/2006	$11.89	$14.27	11,185.4297
1/1/2007 to 12/31/2007	$14.27	$14.38	8,504.8
1/1/2008 to 12/31/2008	$14.38	$8.17	6,437.2
1/1/2009 to 12/31/2009	$8.17	$10.55	6,200.2
Janus Aspen Forty 5/1/2007 to 12/31/2007	$10.60	$13.40	326,148.9
1/1/2008 to 12/31/2008	$13.40	$7.35	144,056.1
1/1/2009 to 12/31/2009	$7.35	$10.58	220,314.9
Janus Aspen – Enterprise 5/1/2007 to 12/31/2007	$10.58	$11.60	66,348.6
1/1/2008 to 12/31/2008	$11.60	$6.42	43,286.2
1/1/2009 to 12/31/2009	$6.42	$9.13	35,793.9
Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.75	$11.17	6,166.8349
1/1/2006 to 12/31/2006	$11.17	$11.85	9,097.7789
1/1/2007 to 12/31/2007	$11.85	$13.29	6,361.8
1/1/2008 to 12/31/2008	$13.29	$7.11	4,681.4
1/1/2009 to 12/31/2009	$7.11	$10.10	4,672.9
Oppenheimer Main Street/VA 3/4/2005 to 12/31/2005	$10.95	$11.28	3,878.9727
1/1/2006 to 12/31/2006	$11.28	$12.76	5,842.5374
1/1/2007 to 12/31/2007	$12.76	$13.09	4,265.2
1/1/2008 to 12/31/2008	$13.09	$7.91	4,914.0
1/1/2009 to 12/31/2009	$7.91	$9.98	1,893.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Oppenheimer Main Street Small Cap/VA 3/4/2005 to 12/31/2005	$11.50	$12.32	20,895.0294
1/1/2006 to 12/31/2006	$12.32	$13.92	13,442.5473
1/1/2007 to 12/31/2007	$13.92	$13.52	29,132.2
1/1/2008 to 12/31/2008	$13.52	$8.26	22,247.7
1/1/2009 to 12/31/2009	$8.26	$11.13	17,551.9
Pioneer Emerging Markets VCT 5/1/2006 to 12/31/2006	$11.04	$11.94	8,605.5574
1/1/2007 to 12/31/2007	$11.94	$16.76	14,764.9
1/1/2008 to 12/31/2008	$16.76	$6.88	17,673.7
1/1/2009 to 12/31/2009	$6.88	$11.80	52,486.9
Pioneer Fund VCT 3/4/2005 to 12/31/2005	$11.03	$11.35	67,498.1735
1/1/2006 to 12/31/2006	$11.35	$13.00	288,107.5085
1/1/2007 to 12/31/2007	$13.00	$13.42	5,949.5
1/1/2008 to 12/31/2008	$13.42	$8.68	5,478.6
1/1/2009 to 12/31/2009	$8.68	$10.68	6,032.8
Pioneer High Yield VCT 3/4/2005 to 12/31/2005	$10.37	$10.29	38,967.4081
1/1/2006 to 12/31/2006	$10.29	$10.97	20,512.459
1/1/2007 to 12/31/2007	$10.97	$11.41	19,781.8
1/1/2008 to 12/31/2008	$11.41	$7.22	5,012.9
1/1/2009 to 12/31/2009	$7.22	$11.39	37,279.9
Pioneer Real Estate Shares VCT 5/1/2008 to 12/31/2008	$11.60	$6.29	36,457.9
1/1/2009 to 12/31/2009	$6.29	$8.15	34,867.8
Pimco CommodityRealReturn® Strategy 3/4/2005 to 12/31/2005	$10.61	$11.39	106,711.2096
1/1/2006 to 12/31/2006	$11.39	$10.86	172,217.4904
1/1/2007 to 12/31/2007	$10.86	$13.17	169,204.6
1/1/2008 to 12/31/2008	$13.17	$7.28	127,634.9
1/1/2009 to 12/31/2009	$7.28	$10.14	104,718.3
Pimco Low Duration 4/27/2007 to 12/31/2007	$10.03	$10.49	34,582.8
1/1/2008 to 12/31/2008	$10.49	$10.28	45,563.0
1/1/2009 to 12/31/2009	$10.28	$11.47	41,007.7
Pimco Real Return 3/4/2005 to 12/31/2005	$10.23	$10.28	29,611.4333
1/1/2006 to 12/31/2006	$10.28	$10.19	44,612.4511
1/1/2007 to 12/31/2007	$10.19	$11.09	241,031.4
1/1/2008 to 12/31/2008	$11.09	$10.15	219,496.7
1/1/2009 to 12/31/2009	$10.15	$11.82	129,765.9
Pimco Total Return 3/4/2005 to 12/31/2005	$10.09	$10.18	321,453.7467
1/1/2006 to 12/31/2006	$10.18	$10.40	612,987.6404
1/1/2007 to 12/31/2007	$10.40	$11.13	796,986.8
1/1/2008 to 12/31/2008	$11.13	$11.48	905,330.3
1/1/2009 to 12/31/2009	$11.48	$12.89	752,366.3
Transamerica Convertible Securities VP 5/1/2008 to 12/31/2008	$10.49	$6.76	0.0
1/1/2009 to 12/31/2009	$6.76	$8.73	1,894.9
Transamerica WMC Diversified Growth VP(4) 5/1/2008 to 12/31/2008	$10.83	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.79	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Transamerica Growth Opportunities VP 5/1/2008 to 12/31/2008	$10.68	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$9.04	0.0
Transamerica Small/Mid Cap Value VP 5/1/2008 to 12/31/2008	$10.41	$6.09	245.5
1/1/2009 to 12/31/2009	$6.09	$8.57	4,108.0
Van Kampen Life Investment Trust Comstock Portfolio(5) 3/4/2005 to 12/31/2005	$11.01	$11.19	118,166.7764
1/1/2006 to 12/31/2006	$11.19	$12.81	50,234.425
1/1/2007 to 12/31/2007	$12.81	$12.35	32,855.1
1/1/2008 to 12/31/2008	$12.35	$7.82	35,552.1
1/1/2009 to 12/31/2009	$7.82	$9.91	39,446.5
Wanger International 4/27/2007 to 12/31/07	$10.74	$11.25	32,170.2
1/1/2008 to 12/31/2008	$11.25	$6.02	33,591.8
1/1/2009 to 12/31/2009	$6.02	$8.88	30,338.3
Wanger USA 3/4/2005 to 12/31/2005	$11.54	$12.49	38,124.9833
1/1/2006 to 12/31/2006	$12.49	$13.26	149,876.7977
1/1/2007 to 12/31/2007	$13.26	$13.75	13,892.6
1/1/2008 to 12/31/2008	$13.75	$8.16	42,931.1
1/1/2009 to 12/31/2009	$8.16	$11.42	35,364.9

Class C
(if you purchased your contract on or after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 6/23/2008 to 12/31/2008	$10.92	$6.05	0.0
1/1/2009 to 12/31/2009	$6.05	$8.81	0.0
Invesco V.I. Mid Cap Core Equity Fund(1) 6/23/2008 to 12/31/2008	$12.90	$9.43	0.0
1/1/2009 to 12/31/2009	$9.43	$12.08	8,854.1
AllianceBernstein VPS International Value 6/23/2008 to 12/31/2008	$9.00	$4.80	0.0
1/1/2009 to 12/31/2009	$4.80	$6.36	851.5
AllianceBernstein VPS Small/Mid Cap Value 6/23/2008 to 12/31/2008	$12.66	$8.32	1,675.0
1/1/2009 to 12/31/2009	$8.32	$11.69	3,379.8
AllianceBernstein VPS Value 6/23/2008 to 12/31/2008	$10.94	$7.43	0.0
1/1/2009 to 12/31/2009	$7.43	$8.85	1,889.3
American Century VP Ultra 6/23/2008 to 12/31/2008	$11.10	$7.17	0.0
1/1/2009 to 12/31/2009	$7.17	$9.47	0.0
AFIS Asset Allocation Fund 6/23/2008 to 12/31/2008	$12.42	$9.14	0.0
1/1/2009 to 12/31/2009	$9.14	$11.13	7,570.7
AFIS Bond Fund 6/23/2008 to 12/31/2008	$10.65	$9.60	9,422.4
1/1/2009 to 12/31/2009	$9.60	$10.61	40,777.9
AFIS Growth Fund 6/23/2008 to 12/31/2008	$14.00	$8.24	37,971.2
1/1/2009 to 12/31/2009	$8.24	$11.28	47,906.1
AFIS Growth-Income Fund 6/23/2008 to 12/31/2008	$11.84	$7.96	590.1
1/1/2009 to 12/31/2009	$7.96	$10.26	2,458.9
AFIS International Fund 6/23/2008 to 12/31/2008	$16.21	$10.46	15,570.9
1/1/2009 to 12/31/2009	$10.46	$14.69	44,110.3
BlackRock Basic Value V.I. 6/23/2008 to 12/31/2008	$11.77	$8.19	4,549.8
1/1/2009 to 12/31/2009	$8.19	$10.56	38,564.3
BlackRock Total Return V.I. 6/23/2008 to 12/31/2008	$10.33	$9.13	0.0
1/1/2009 to 12/31/2009	$9.13	$10.58	0.0
BlackRock Money Market V.I. 6/23/2008 to 12/31/2008	$10.75	$10.78	14,737.6
1/1/2009 to 12/31/2009	$10.78	$10.61	11,048.4
BlackRock Capital Appreciation V.I.(2) 6/23/2008 to 12/31/2008	$12.71	$8.26	9,320.1
1/1/2009 to 12/31/2009	$8.26	$11.05	41,352.4
BlackRock Global Allocation V.I. 6/23/2008 to 12/31/2008	$15.19	$12.36	44,517.2
1/1/2009 to 12/31/2009	$12.36	$14.73	130,663.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Government Income V.I. 6/23/2008 to 12/31/2008	$10.58	$11.30	0.0
1/1/2009 to 12/31/2009	$11.30	$10.91	3,982.8
BlackRock High Income V.I. 6/23/2008 to 12/31/2008	$11.25	$7.83	0.0
1/1/2009 to 12/31/2009	$7.83	$12.06	2,363.3
BlackRock S&P 500 Index V.I. 6/23/2008 to 12/31/2008	$11.79	$8.11	7,975.8
1/1/2009 to 12/31/2009	$8.11	$10.06	29,850.2
BlackRock International Value V.I. 6/23/2008 to 12/31/2008	$15.15	$9.77	0.0
1/1/2009 to 12/31/2009	$9.77	$12.49	3,913.0
BlackRock Large Cap Core V.I. 6/23/2008 to 12/31/2008	$13.33	$9.04	0.0
1/1/2009 to 12/31/2009	$9.04	$10.90	3,499.7
BlackRock Large Cap Growth V.I. 6/23/2008 to 12/31/2008	$11.99	$7.97	0.0
1/1/2009 to 12/31/2009	$7.97	$9.94	49,305.4
BlackRock Large Cap Value V.I. 6/23/2008 to 12/31/2008	$13.70	$9.40	0.0
1/1/2009 to 12/31/2009	$9.40	$10.57	4,388.4
BlackRock Value Opportunities V.I. 6/23/2008 to 12/31/2008	$12.20	$7.64	0.0
1/1/2009 to 12/31/2009	$7.64	$9.64	0.0
BlackRock Global Opportunities V.I.(3) 6/23/2008 to 12/31/2008	$9.42	$5.77	13,782.8
1/1/2009 to 12/31/2009	$5.77	$7.68	12,745.5
Davis Value 6/23/2008 to 12/31/2008	$12.24	$7.93	7,902.2
1/1/2009 to 12/31/2009	$7.93	$10.23	57,302.3
Dreyfus VIF Appreciation 6/23/2008 to 12/31/2008	$12.13	$9.08	6,979.8
1/1/2009 to 12/31/2009	$9.08	$10.93	5,967.4
Eaton Vance Floating-Rate Income 6/23/2008 to 12/31/2008	$10.63	$7.64	0.0
1/1/2009 to 12/31/2009	$7.64	$10.86	3,754.3
Eaton Vance Large-Cap Value 6/23/2008 to 12/31/2008	$9.93	$6.72	6,596.2
1/1/2009 to 12/31/2009	$6.72	$7.82	50,736.2
Federated Capital Appreciation 6/23/2008 to 12/31/2008	$12.70	$9.30	6,816.5
1/1/2009 to 12/31/2009	$9.30	$10.38	35,594.9
Federated Kaufmann 6/23/2008 to 12/31/2008	$14.80	$9.59	1,206.4
1/1/2009 to 12/31/2009	$9.59	$12.21	4,420.8
Templeton Foreign Securities 6/23/2008 to 12/31/2008	$14.64	$9.78	0.0
1/1/2009 to 12/31/2009	$9.78	$13.18	490.9
Templeton Growth Securities 6/23/2008 to 12/31/2008	$12.25	$8.14	0.0
1/1/2009 to 12/31/2009	$8.14	$10.50	1,535.9
Janus Aspen Forty 6/23/2008 to 12/31/2008	$13.76	$7.34	14,374.6
1/1/2009 to 12/31/2009	$7.34	$10.55	64,431.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Janus Aspen — Enterprise 6/23/2008 to 12/31/2008	$11.27	$6.41	10,625.0
1/1/2009 to 12/31/2009	$6.41	$9.11	19,363.2
Oppenheimer Capital Appreciation 6/23/2008 to 12/31/2008	$12.47	$7.08	0.0
1/1/2009 to 12/31/2009	$7.08	$10.05	0.0
Oppenheimer Main Street/VA 6/23/2008 to 12/31/2008	$12.02	$7.88	0.0
1/1/2009 to 12/31/2009	$7.88	$9.92	0.0
Oppenheimer Main Street Small Cap/VA 6/23/2008 to 12/31/2008	$12.68	$8.22	0.0
1/1/2009 to 12/31/2009	$8.22	$11.08	419.1
Pioneer Emerging Markets VCT 6/23/2008 to 12/31/2008	$14.72	$6.86	0.0
1/1/2009 to 12/31/2009	$6.86	$11.76	8,961.6
Pioneer Fund VCT 6/23/2008 to 12/31/2008	$12.29	$8.64	0.0
1/1/2009 to 12/31/2009	$8.64	$10.62	0.0
Pioneer High Yield VCT 6/23/2008 to 12/31/2008	$11.19	$7.19	0.0
1/1/2009 to 12/31/2009	$7.19	$11.33	8,439.3
Pioneer Real Estate Shares VCT 6/23/2008 to 12/31/2008	$10.27	$6.29	1,840.2
1/1/2009 to 12/31/2009	$6.29	$8.13	6,157.8
Pimco CommodityRealReturn® Strategy 6/23/2008 to 12/31/2008	$16.66	$7.25	3,191.6
1/1/2009 to 12/31/2009	$7.25	$10.09	8,693.4
Pimco Low Duration 6/23/2008 to 12/31/2008	$10.50	$10.27	0.0
1/1/2009 to 12/31/2009	$10.27	$11.44	20,570.6
Pimco Real Return 6/23/2008 to 12/31/2008	$11.23	$10.10	19,561.7
1/1/2009 to 12/31/2009	$10.10	$11.76	36,667.8
Pimco Total Return 6/23/2008 to 12/31/2008	$11.15	$11.43	45,446.2
1/1/2009 to 12/31/2009	$11.43	$12.82	165,260.9
Transamerica Convertible Securities VP 6/23/2008 to 12/31/2008	$10.32	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$8.71	0.0
Transamerica WMC Diversified Growth VP(4) 6/23/2008 to 12/31/2008	$10.21	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.78	0.0
Transamerica Growth Opportunities VP 6/23/2008 to 12/31/2008	$10.41	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$9.02	0.0
Transamerica Small/Mid Cap Value VP 6/23/2008 to 12/31/2008	$10.77	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.55	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Van Kampen Life Investment Trust Comstock Portfolio(5) 6/23/2008 to 12/31/2008	$10.53	$7.78	0.0
1/1/2009 to 12/31/2009	$7.78	$9.85	660.5
Wanger International 6/23/2008 to 12/31/2008	$10.25	$6.01	0.0
1/1/2009 to 12/31/2009	$6.01	$8.85	0.0
Wanger USA 6/23/2008 to 12/31/2008	$13.02	$8.13	1,424.1
1/1/2009 to 12/31/2009	$8.13	$11.36	4,581.1

Class XC
(if you purchased your contract prior to June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 3/4/2005 to 12/31/2005	$11.27	$11.50	32,781.4677
1/1/2006 to 12/31/2006	$11.50	$12.80	37,044.8888
1/1/2007 to 12/31/2007	$12.80	$12.79	3,095.2
1/1/2008 to 12/31/2008	$12.79	$6.07	2,640.3
1/1/2009 to 12/31/2009	$6.07	$8.83	47,651.9
Invesco V.I. Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$11.07	$11.40	51,522.9811
1/1/2006 to 12/31/2006	$11.40	$12.48	88,800.0177
1/1/2007 to 12/31/2007	$12.48	$13.45	127,332.6
1/1/2008 to 12/31/2008	$13.45	$9.45	200,342.6
1/1/2009 to 12/31/2009	$9.45	$12.11	510,752.9
AllianceBernstein VPS International Value 5/1/2007 to 12/31/07	$10.54	$10.43	73,106.6
1/1/2008 to 12/31/2008	$10.43	$4.80	130,576.6
1/1/2009 to 12/31/2009	$4.80	$6.37	55,234.5
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.31	$11.69	322,104.4602
1/1/2006 to 12/31/2006	$11.69	$13.16	686,595.9813
1/1/2007 to 12/31/2007	$13.16	$13.16	267,552.5
1/1/2008 to 12/31/2008	$13.16	$8.34	296,340.3
1/1/2009 to 12/31/2009	$8.34	$11.72	104,108.5
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.17	$11.35	0
1/1/2006 to 12/31/2006	$11.35	$13.54	19,522.3077
1/1/2007 to 12/31/2007	$13.54	$12.79	66,658.5
1/1/2008 to 12/31/2008	$12.79	$7.44	57,965.9
1/1/2009 to 12/31/2009	$7.44	$8.87	39,656.8
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.78	$11.02	6,181.6654
1/1/2006 to 12/31/2006	$11.02	$10.48	31,403.8971
1/1/2007 to 12/31/2007	$10.48	$12.48	32,423.0
1/1/2008 to 12/31/2008	$12.48	$7.18	31,586.3
1/1/2009 to 12/31/2009	$7.18	$9.50	30,507.3
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.63	$11.23	157,217.4492
1/1/2006 to 12/31/2006	$11.23	$12.65	231,591.4818
1/1/2007 to 12/31/2007	$12.65	$13.24	419,018.4
1/1/2008 to 12/31/2008	$13.24	$9.16	525,693.6
1/1/2009 to 12/31/2009	$9.16	$11.16	473,279.5
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.18	$10.14	446,521.311
1/1/2006 to 12/31/2006	$10.14	$10.65	1,762,982.099
1/1/2007 to 12/31/2007	$10.65	$10.81	2,291,529.3
1/1/2008 to 12/31/2008	$10.81	$9.62	1,810,416.6
1/1/2009 to 12/31/2009	$9.62	$10.64	1,596,203.9
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.16	$12.57	827,144.3532
1/1/2006 to 12/31/2006	$12.57	$13.61	2,182,155.767
1/1/2007 to 12/31/2007	$13.61	$15.01	1,883,972.5
1/1/2008 to 12/31/2008	$15.01	$8.26	2,720,330.2
1/1/2009 to 12/31/2009	$8.26	$11.31	1,252,240.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.84	$11.20	309,460.9329
1/1/2006 to 12/31/2006	$11.20	$12.67	592,264.4628
1/1/2007 to 12/31/2007	$12.67	$13.07	866,073.0
1/1/2008 to 12/31/2008	$13.07	$7.98	1,099,005.6
1/1/2009 to 12/31/2009	$7.98	$10.28	899,256.3
AFIS International Fund 3/4/2005 to 12/31/2005	$11.60	$13.39	382,336.4926
1/1/2006 to 12/31/2006	$13.39	$15.64	1,219,854.032
1/1/2007 to 12/31/2007	$15.64	$18.44	1,921,200.7
1/1/2008 to 12/31/2008	$18.44	$10.48	2,253,142.3
1/1/2009 to 12/31/2009	$10.48	$14.73	2,457,854.2
BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$10.99	$10.99	53673.4381
1/1/2006 to 12/31/2006	$10.99	$13.18	107631.7349
1/1/2007 to 12/31/2007	$13.18	$13.20	783285.8
1/1/2008 to 12/31/2008	$13.20	$8.21	761124.9
1/1/2009 to 12/31/2009	$8.21	$10.59	1457839.5
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.09	$10.11	76,499.1338
1/1/2006 to 12/31/2006	$10.11	$10.38	195,417.4263
1/1/2007 to 12/31/2007	$10.38	$10.59	261,974.8
1/1/2008 to 12/31/2008	$10.59	$9.15	219,574.3
1/1/2009 to 12/31/2009	$9.15	$10.61	221,246.0
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.00	$10.10	169,979.4687
1/1/2006 to 12/31/2006	$10.10	$10.38	865,070.7299
1/1/2007 to 12/31/2007	$10.38	$10.71	727,475.7
1/1/2008 to 12/31/2008	$10.71	$10.80	744,428.0
1/1/2009 to 12/31/2009	$10.80	$10.64	835,181.1
BlackRock Capital Appreciation V.I.(2) 3/4/2005 to 12/31/2005	$10.85	$11.43	29,514.7798
1/1/2006 to 12/31/2006	$11.43	$11.75	43,197.7282
1/1/2007 to 12/31/2007	$11.75	$13.76	1,164,531.1
1/1/2008 to 12/31/2008	$13.76	$8.28	1,473,761.7
1/1/2009 to 12/31/2009	$8.28	$11.07	1,490,482.2
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.17	$11.85	274,953.3769
1/1/2006 to 12/31/2006	$11.85	$13.58	690,728.203
1/1/2007 to 12/31/2007	$13.58	$15.63	1,301,016.5
1/1/2008 to 12/31/2008	$15.63	$12.39	1,625,441.5
1/1/2009 to 12/31/2009	$12.39	$14.77	1,876,269.7
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.08	$10.20	5,573.1346
1/1/2006 to 12/31/2006	$10.20	$10.43	31,127.6608
1/1/2007 to 12/31/2007	$10.43	$10.68	60,746.6
1/1/2008 to 12/31/2008	$10.68	$11.32	93,311.9
1/1/2009 to 12/31/2009	$11.32	$10.94	90,458.1
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.46	$10.39	31,049.699
1/1/2006 to 12/31/2006	$10.39	$11.19	47,400.4546
1/1/2007 to 12/31/2007	$11.19	$11.27	49,786.8
1/1/2008 to 12/31/2008	$11.27	$7.85	42,395.6
1/1/2009 to 12/31/2009	$7.85	$12.09	83,508.4

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.96	$11.17	339,930.4325
1/1/2006 to 12/31/2006	$11.17	$12.69	58,391.8569
1/1/2007 to 12/31/2007	$12.69	$13.16	140,438.2
1/1/2008 to 12/31/2008	$13.16	$8.13	121,021.7
1/1/2009 to 12/31/2009	$8.13	$10.09	88,855.9
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.01	$12.68	59,334.2827
1/1/2006 to 12/31/2006	$12.68	$15.96	107,139.9811
1/1/2007 to 12/31/2007	$15.96	$17.32	195,929.7
1/1/2008 to 12/31/2008	$17.32	$9.80	168,349.6
1/1/2009 to 12/31/2009	$9.80	$12.52	164,065.0
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.74	$12.51	57,621.7227
1/1/2006 to 12/31/2006	$12.51	$14.12	127,319.196
1/1/2007 to 12/31/2007	$14.12	$15.04	245,581.1
1/1/2008 to 12/31/2008	$15.04	$9.06	251,339.6
1/1/2009 to 12/31/2009	$9.06	$10.92	235,463.4
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.22	$12.19	17,645.9865
1/1/2006 to 12/31/2006	$12.19	$12.85	53,929.134
1/1/2007 to 12/31/2007	$12.85	$13.70	113,819.3
1/1/2008 to 12/31/2008	$13.70	$7.99	128,334.9
1/1/2009 to 12/31/2009	$7.99	$9.97	1,623,520.1
BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$11.99	$12.85	319,334.5746
1/1/2006 to 12/31/2006	$12.85	$14.67	176,196.5499
1/1/2007 to 12/31/2007	$14.67	$15.27	248,634.7
1/1/2008 to 12/31/2008	$15.27	$9.42	227,496.6
1/1/2009 to 12/31/2009	$9.42	$10.60	188,732.8
BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.04	$12.01	37,016.5687
1/1/2006 to 12/31/2006	$12.01	$13.32	90,743.361
1/1/2007 to 12/31/2007	$13.32	$12.99	118,161.8
1/1/2008 to 12/31/2008	$12.99	$7.66	117,462.0
1/1/2009 to 12/31/2009	$7.66	$9.67	103,677.7
BlackRock Global Opportunities V.I.(3) 5/1/2008 to 12/31/2008	$10.10	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.68	22,146.8
Davis Value 3/4/2005 to 12/31/2005	$11.12	$11.64	151,797.8108
1/1/2006 to 12/31/2006	$11.64	$13.16	895,472.2625
1/1/2007 to 12/31/2007	$13.16	$13.55	364,032.7
1/1/2008 to 12/31/2008	$13.55	$7.95	394,617.6
1/1/2009 to 12/31/2009	$7.95	$10.26	1,638,268.3
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.05	$10.93	449,668.2959
1/1/2006 to 12/31/2006	$10.93	$12.50	712,249.9484
1/1/2007 to 12/31/2007	$12.50	$13.15	936,574.1
1/1/2008 to 12/31/2008	$13.15	$9.10	1,151,554.6
1/1/2009 to 12/31/2009	$9.10	$10.95	22,032.5
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.10	$10.27	255,556.881
1/1/2006 to 12/31/2006	$10.27	$10.68	848,178.5568
1/1/2007 to 12/31/2007	$10.68	$10.68	108,372.2
1/1/2008 to 12/31/2008	$10.68	$7.66	47,978.5
1/1/2009 to 12/31/2009	$7.66	$10.89	86,222.2

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Eaton Vance Large-Cap Value 5/1/2007 to 12/31/2007	$10.38	$10.51	731,864.0
1/1/2008 to 12/31/2008	$10.51	$6.73	690,970.5
1/1/2009 to 12/31/2009	$6.73	$7.83	1,642,695.6
Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.95	$10.86	13,955.3208
1/1/2006 to 12/31/2006	$10.86	$12.41	16,092.5385
1/1/2007 to 12/31/2007	$12.41	$13.42	927,193.6
1/1/2008 to 12/31/2008	$13.42	$9.32	1,132,269.4
1/1/2009 to 12/31/2009	$9.32	$10.40	1,358,204.8
Federated Kaufmann 3/4/2005 to 12/31/2005	$11.34	$12.48	65,507.2318
1/1/2006 to 12/31/2006	$12.48	$14.11	87,868.5911
1/1/2007 to 12/31/2007	$14.11	$16.79	453,793.2
1/1/2008 to 12/31/2008	$16.79	$9.61	321,673.5
1/1/2009 to 12/31/2009	$9.61	$12.25	296,084.6
Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.65	$12.28	80,067.4389
1/1/2006 to 12/31/2006	$12.28	$14.68	118,488.1516
1/1/2007 to 12/31/2007	$14.68	$16.69	176,456.9
1/1/2008 to 12/31/2008	$16.69	$9.80	199,656.2
1/1/2009 to 12/31/2009	$9.80	$13.22	236,596.4
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.46	$11.88	186,301.296
1/1/2006 to 12/31/2006	$11.88	$14.25	198,701.7216
1/1/2007 to 12/31/2007	$14.25	$14.36	220,724.5
1/1/2008 to 12/31/2008	$14.36	$8.16	250,155.6
1/1/2009 to 12/31/2009	$8.16	$10.53	151,439.6
Janus Aspen Forty 5/1/2007 to 12/31/2007	$10.60	$13.40	2,099,769.2
1/1/2008 to 12/31/2008	$13.40	$7.35	1,234,698.3
1/1/2009 to 12/31/2009	$7.35	$10.56	1,829,083.9
Janus Aspen – Enterprise 5/1/2007 to 12/31/2007	$10.58	$11.60	455394.1
1/1/2008 to 12/31/2008	$11.60	$6.41	350354.8
1/1/2009 to 12/31/2009	$6.41	$9.12	267089.3
Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.75	$11.16	27,747.1463
1/1/2006 to 12/31/2006	$11.16	$11.83	40,012.0923
1/1/2007 to 12/31/2007	$11.83	$13.27	46,467.1
1/1/2008 to 12/31/2008	$13.27	$7.10	43,077.6
1/1/2009 to 12/31/2009	$7.10	$10.07	43,360.7
Oppenheimer Main Street/VA 3/4/2005 to 12/31/2005	$10.95	$11.28	22,485.0144
1/1/2006 to 12/31/2006	$11.28	$12.74	30,023.7386
1/1/2007 to 12/31/2007	$12.74	$13.07	57,611.8
1/1/2008 to 12/31/2008	$13.07	$7.90	55,844.5
1/1/2009 to 12/31/2009	$7.90	$9.92	0.0
Oppenheimer Main Street Small Cap/VA 3/4/2005 to 12/31/2005	$11.50	$12.32	85,545.1554
1/1/2006 to 12/31/2006	$12.32	$13.90	33,779.1485
1/1/2007 to 12/31/2007	$13.90	$13.50	45,369.7
1/1/2008 to 12/31/2008	$13.50	$8.24	42,667.1
1/1/2009 to 12/31/2009	$8.24	$11.10	51,524.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Pioneer Emerging Markets VCT 5/1/2006 to 12/31/2006	$11.04	$11.94	25,162.5476
1/1/2007 to 12/31/2007	$11.94	$16.75	160,401.9
1/1/2008 to 12/31/2008	$16.75	$6.87	148,554.0
1/1/2009 to 12/31/2009	$6.87	$11.78	469,435.3
Pioneer Fund VCT 3/4/2005 to 12/31/2005	$11.03	$11.34	281,132.3033
1/1/2006 to 12/31/2006	$11.34	$12.99	1,271,513.341
1/1/2007 to 12/31/2007	$12.99	$13.40	26,566.6
1/1/2008 to 12/31/2008	$13.40	$8.66	22,159.2
1/1/2009 to 12/31/2009	$8.66	$10.65	22,478.7
Pioneer High Yield VCT 3/4/2005 to 12/31/2005	$10.36	$10.29	69,911.2502
1/1/2006 to 12/31/2006	$10.29	$10.96	36,123.3027
1/1/2007 to 12/31/2007	$10.96	$11.39	52,553.5
1/1/2008 to 12/31/2008	$11.39	$7.20	57,094.5
1/1/2009 to 12/31/2009	$7.20	$11.36	272,758.9
Pioneer Real Estate Shares VCT 5/1/2008 to 12/31/2008	$11.60	$6.29	265,057.6
1/1/2009 to 12/31/2009	$6.29	$8.14	261,153.6
Pimco CommodityRealReturn® Strategy 3/4/2005 to 12/31/2005	$10.61	$11.38	245,492.0735
1/1/2006 to 12/31/2006	$11.38	$10.85	549,343.5311
1/1/2007 to 12/31/2007	$10.85	$13.15	807,344.3
1/1/2008 to 12/31/2008	$13.15	$7.27	675,012.6
1/1/2009 to 12/31/2009	$7.27	$10.12	522,658.5
PIMCO Low Duration 4/27/2007 to 12/31/2007	$10.02	$10.49	95,346.0
1/1/2008 to 12/31/2008	$10.49	$10.27	94,257.5
1/1/2009 to 12/31/2009	$10.27	$11.46	113,885.6
Pimco Real Return 3/4/2005 to 12/31/2005	$10.23	$10.27	87,474.9823
1/1/2006 to 12/31/2006	$10.27	$10.18	156,097.0104
1/1/2007 to 12/31/2007	$10.18	$11.08	1,234,097.5
1/1/2008 to 12/31/2008	$11.08	$10.13	1,403,739.1
1/1/2009 to 12/31/2009	$10.13	$11.79	878,466.4
Pimco Total Return 3/4/2005 to 12/31/2005	$10.09	$10.17	989,613.7071
1/1/2006 to 12/31/2006	$10.17	$10.39	2,299,468.754
1/1/2007 to 12/31/2007	$10.39	$11.12	3,764,323.5
1/1/2008 to 12/31/2008	$11.12	$11.46	5,354,667.1
1/1/2009 to 12/31/2009	$11.46	$12.86	4,421,764.6
Transamerica Convertible Securities VP 5/1/2008 to 12/31/2008	$10.49	$6.76	896.8
1/1/2009 to 12/31/2009	$6.76	$8.72	866.7
Transamerica WMC Diversified Growth VP(4) 5/1/2008 to 12/31/2008	$10.83	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.78	0.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Transamerica Growth Opportunities VP 5/1/2008 to 12/31/2008	$10.68	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$9.03	1,522.5
Transamerica Small/Mid Cap Value VP 5/1/2008 to 12/31/2008	$10.41	$6.09	1,651.8
1/1/2009 to 12/31/2009	$6.09	$8.56	56,506.3
Van Kampen Life Investment Trust Comstock Portfolio(5) 3/4/2005 to 12/31/2005	$11.01	$11.19	424,731.4322
1/1/2006 to 12/31/2006	$11.19	$12.79	141,044.558
1/1/2007 to 12/31/2007	$12.79	$12.33	173,239.6
1/1/2008 to 12/31/2008	$12.33	$7.80	178,102.8
1/1/2009 to 12/31/2009	$7.80	$9.88	176,601.5
Wanger International 4/27/2007 to 12/31/2007	$10.74	$11.25	92,709.9
1/1/2008 to 12/31/2008	$11.25	$6.02	102,501.3
1/1/2009 to 12/31/2009	$6.02	$8.86	111,638.9
Wanger USA 3/4/2005 to 12/31/2005	$11.54	$12.48	167,388.2005
1/1/2006 to 12/31/2006	$12.48	$13.25	652,980.3718
1/1/2007 to 12/31/2007	$13.25	$13.73	135,857.3
1/1/2008 to 12/31/2008	$13.73	$8.14	358,762.1
1/1/2009 to 12/31/2009	$8.14	$11.39	300,428.0

Class XC
(if you purchased your contract on or after June 23, 2008)

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco V.I. Basic Value Fund(1) 6/23/2008 to 12/31/2008	$10.90	$6.04	1,176.9
1/1/2009 to 12/31/2009	$6.04	$8.79	898.8
Invesco V.I. Mid Cap Core Equity Fund(1) 6/23/2008 to 12/31/2008	$12.88	$9.41	0.0
1/1/2009 to 12/31/2009	$9.41	$12.04	26,051.7
AllianceBernstein VPS International Value 6/23/2008 to 12/31/2008	$9.00	$4.80	8,018.9
1/1/2009 to 12/31/2009	$4.80	$6.35	10,850.1
AllianceBernstein VPS Small/Mid Cap Value 6/23/2008 to 12/31/2008	$12.64	$8.30	9,407.4
1/1/2009 to 12/31/2009	$8.30	$11.66	12,912.1
AllianceBernstein VPS Value 6/23/2008 to 12/31/2008	$10.92	$7.41	0.0
1/1/2009 to 12/31/2009	$7.41	$8.82	935.3
American Century VP Ultra 6/23/2008 to 12/31/2008	$11.07	$7.15	0.0
1/1/2009 to 12/31/2009	$7.15	$9.45	0.0
AFIS Asset Allocation Fund 6/23/2008 to 12/31/2008	$12.40	$9.13	471.9
1/1/2009 to 12/31/2009	$9.13	$11.10	2,126.3
AFIS Bond Fund 6/23/2008 to 12/31/2008	$10.63	$9.58	43,110.0
1/1/2009 to 12/31/2009	$9.58	$10.59	90,228.0
AFIS Growth Fund 6/23/2008 to 12/31/2008	$13.97	$8.23	75,552.3
1/1/2009 to 12/31/2009	$8.23	$11.25	51,993.7
AFIS Growth-Income Fund 6/23/2008 to 12/31/2008	$11.81	$7.94	5,764.5
1/1/2009 to 12/31/2009	$7.94	$10.23	13,300.9
AFIS International Fund 6/23/2008 to 12/31/2008	$16.18	$10.44	54,362.0
1/1/2009 to 12/31/2009	$10.44	$14.65	129,159.5
BlackRock Basic Value V.I. 6/23/2008 to 12/31/2008	$11.75	$8.17	18,151.7
1/1/2009 to 12/31/2009	$8.17	$10.53	100,113.8
BlackRock Total Return V.I. 6/23/2008 to 12/31/2008	$10.31	$9.11	6,246.4
1/1/2009 to 12/31/2009	$9.11	$10.55	19,301.7
BlackRock Money Market V.I. 6/23/2008 to 12/31/2008	$10.73	$10.75	27,464.2
1/1/2009 to 12/31/2009	$10.75	$10.58	31,834.4
BlackRock Capital Appreciation V.I.(2) 6/23/2008 to 12/31/2008	$12.69	$8.24	44,476.6
1/1/2009 to 12/31/2009	$8.24	$11.02	103,639.1
BlackRock Global Allocation V.I. 6/23/2008 to 12/31/2008	$15.16	$12.34	138,691.9
1/1/2009 to 12/31/2009	$12.34	$14.69	244,793.3
BlackRock Government Income V.I. 6/23/2008 to 12/31/2008	$10.56	$11.27	2,983.0
1/1/2009 to 12/31/2009	$11.27	$10.88	6,081.3
BlackRock High Income V.I. 6/23/2008 to 12/31/2008	$11.23	$7.82	0.0
1/1/2009 to 12/31/2009	$7.82	$12.03	9,366.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock S&P 500 Index V.I. 6/23/2008 to 12/31/2008	$11.77	$8.09	16,345.2
1/1/2009 to 12/31/2009	$8.09	$10.04	18,298.7
BlackRock International Value V.I. 6/23/2008 to 12/31/2008	$15.12	$9.75	11,836.7
1/1/2009 to 12/31/2009	$9.75	$12.46	15,714.9
BlackRock Large Cap Core V.I. 6/23/2008 to 12/31/2008	$13.30	$9.02	12,005.4
1/1/2009 to 12/31/2009	$9.02	$10.87	17,066.0
BlackRock Large Cap Growth V.I. 6/23/2008 to 12/31/2008	$11.96	$7.96	521.5
1/1/2009 to 12/31/2009	$7.96	$9.91	114,317.5
BlackRock Large Cap Value V.I. 6/23/2008 to 12/31/2008	$13.68	$9.38	0.0
1/1/2009 to 12/31/2009	$9.38	$10.54	3,216.2
BlackRock Value Opportunities V.I. 6/23/2008 to 12/31/2008	$12.18	$7.63	0.0
1/1/2009 to 12/31/2009	$7.63	$9.62	35.7
BlackRock Global Opportunities V.I.(3) 6/23/2008 to 12/31/2008	$9.42	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.67	20,276.0
Davis Value 6/23/2008 to 12/31/2008	$12.22	$7.92	2,536.5
1/1/2009 to 12/31/2009	$7.92	$10.20	128,092.4
Dreyfus VIF Appreciation 6/23/2008 to 12/31/2008	$12.11	$9.06	36,639.4
1/1/2009 to 12/31/2009	$9.06	$10.90	2,030.8
Eaton Vance Floating-Rate Income 6/23/2008 to 12/31/2008	$10.61	$7.62	0.0
1/1/2009 to 12/31/2009	$7.62	$10.83	907.8
Eaton Vance Large-Cap Value 6/23/2008 to 12/31/2008	$9.92	$6.72	22,945.0
1/1/2009 to 12/31/2009	$6.72	$7.81	142,270.4
Federated Capital Appreciation 6/23/2008 to 12/31/2008	$12.67	$9.28	35,781.9
1/1/2009 to 12/31/2009	$9.28	$10.35	98,277.0
Federated Kaufmann 6/23/2008 to 12/31/2008	$14.77	$9.57	9,132.7
1/1/2009 to 12/31/2009	$9.57	$12.18	15,181.2
Templeton Foreign Securities 6/23/2008 to 12/31/2008	$14.61	$9.75	4,539.6
1/1/2009 to 12/31/2009	$9.75	$13.15	7,823.9
Templeton Growth Securities 6/23/2008 to 12/31/2008	$12.23	$8.12	0.0
1/1/2009 to 12/31/2009	$8.12	$10.47	1,540.4
Janus Aspen Forty 6/23/2008 to 12/31/2008	$13.75	$7.33	43,114.6
1/1/2009 to 12/31/2009	$7.33	$10.53	126,183.9
Janus Aspen – Enterprise 6/23/2008 to 12/31/2008	$11.26	$6.40	9,009.5
1/1/2009 to 12/31/2009	$6.40	$9.09	18,199.1
Oppenheimer Capital Appreciation 6/23/2008 to 12/31/2008	$12.44	$7.07	4,623.0
1/1/2009 to 12/31/2009	$7.07	$10.02	4,088.3
Oppenheimer Main Street/VA 6/23/2008 to 12/31/2008	$12.00	$7.86	860.9
1/1/2009 to 12/31/2009	$7.86	$9.90	3,113.5

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Oppenheimer Main Street Small Cap/VA 6/23/2008 to 12/31/2008	$12.66	$8.20	1,099.7
1/1/2009 to 12/31/2009	$8.20	$11.05	4,314.1
Pioneer Emerging Markets VCT 6/23/2008 to 12/31/2008	$14.70	$6.85	21,866.7
1/1/2009 to 12/31/2009	$6.85	$11.73	44,348.9
Pioneer Fund VCT 6/23/2008 to 12/31/2008	$12.27	$8.62	0.0
1/1/2009 to 12/31/2009	$8.62	$10.60	0.0
Pioneer High Yield VCT 6/23/2008 to 12/31/2008	$11.17	$7.17	968.9
1/1/2009 to 12/31/2009	$7.17	$11.30	19,245.8
Pioneer Real Estate Shares VCT 6/23/2008 to 12/31/2008	$10.27	$6.29	10,230.4
1/1/2009 to 12/31/2009	$6.29	$8.13	25,184.0
Pimco CommodityRealReturn® Strategy 6/23/2008 to 12/31/2008	$16.63	$7.24	16,680.7
1/1/2009 to 12/31/2009	$7.24	$10.07	32,783.6
PIMCO Low Duration 6/23/2008 to 12/31/2008	$10.49	$10.26	2,930.4
1/1/2009 to 12/31/2009	$10.26	$11.42	6,998.1
Pimco Real Return 6/23/2008 to 12/31/2008	$11.21	$10.08	40,336.1
1/1/2009 to 12/31/2009	$10.08	$11.73	70,535.2
Pimco Total Return 6/23/2008 to 12/31/2008	$11.13	$11.41	166,994.4
1/1/2009 to 12/31/2009	$11.41	$12.79	345,286.7
Transamerica Convertible Securities VP 6/23/2008 to 12/31/2008	$10.32	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$8.70	1,268.2
Transamerica WMC Diversified Growth VP(4) 6/23/2008 to 12/31/2008	$10.21	$6.13	0.0
1/1/2009 to 12/31/2009	$6.13	$7.77	0.0
Transamerica Growth Opportunities VP 6/23/2008 to 12/31/2008	$10.41	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$9.01	0.0
Transamerica Small/Mid Cap Value VP 6/23/2008 to 12/31/2008	$10.77	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.55	2,400.4
Van Kampen Life Investment Trust Comstock Portfolio(5) 6/23/2008 to 12/31/2008	$10.51	$7.77	0.0
1/1/2009 to 12/31/2009	$7.77	$9.83	1,121.7
Wanger International 6/23/2008 to 12/31/2008	$10.24	$6.01	0.0
1/1/2009 to 12/31/2009	$6.01	$8.84	0.0
Wanger USA 6/23/2008 to 12/31/2008	$12.99	$8.11	6,621.2
1/1/2009 to 12/31/2009	$8.11	$11.33	12,179.9

(1)	References to “AIM” were replaced with “Invesco” due to branding changes.

(2)	Formerly known as BlackRock Fundamental Growth V.I.

(3)	Formerly known as BlackRock Global Growth V.I.

(4)	Formerly known as Transamerica Equity VP.

(5)	Formerly known as Comstock Portfolio.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements
Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

Appendix A — Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract — Bonus Payment and Recapture.”

							Bonus
							Amount
		Transactions		Bonus Amounts		Account	Subject to
Date		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2009	The contract is issued	$400,000		$18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1
	= 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$155,000		$3,540	$273,160	$8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal – Bonus Amounts Subj. to Recapture – Remaining Premiums
	= $431,700 — $11,700 – $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out – Gain = $40,000 – $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior
	= ($135,000 – $20,000)/($400,000 – $20,000) = $115,000/$380,000 = .3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio
	= $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 65% x ($18,000 – $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 65% x ($18,000 – $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 30% x ($18,000 – $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 – Recaptured Amount/BRP at time of recapture)
	= 100% x ($10,000 – $0) = $10,000

5/10/2012	Third contract anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 0% x ($18,000 – $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 – Recaptured Amount/BRP at time of recapture)
	= 65% x ($10,000 – $0) = $6,500

Appendix B — Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

				(A)
				GMDB	(B)
		Transactions		MAV	Account
Date		Prem.	Withdr.	Base	Value	Death Benefit

5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) account value before withdrawal
	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10
	anniversary value before w/d –
	adjusted withdrawal
	= $120,000 –
	$6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) account value before withdrawal
	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before – adjusted withdrawal
	= $114,000 – $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary			$76,000		$70,000 $76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value =$76,000

Appendix C — Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB (Standard)*

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB — Greater of Maximum Anniversary Value and Roll-Up.”

					(B)
				(A)	GMDB	(C)
		Transactions		GMDB	Roll-Up	Account
Date		Prem.	Withdr.	MAV Base	Base	Value	Death Benefit

5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000	$100,000 (maximum of (A), (B), (C))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000
	GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000

5/10/2010	First contract anniversary			$110,000	$105,000	$110,000	$110,000 (maximum of (A), (B), (C))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000
	GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$115,690	$114,000	$120,000 (maximum of (A), (B), (C))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000
	GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium
	= $105,000 × (1.05)^(49/365) + $10,000 = $115,690

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$111,200	$95,000	$114,000 (maximum of (A), (B), (C))
	Assume account value decreased by $14,000 due to negative investment performance.
	MAV adj. w/d = withdrawal × (GMDB MAV Base before withdrawal) account value before withdrawal
	= $5,000×($120,000/$100,000) = $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d
	= $120,000 – $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000
	Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
	GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium–Roll-Up adj. w/d
	= ($105,000 × (1.05) ^ (85/365)) + $10,000 – $5,000 = $111,200

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$74,608	$80,000	$80,000 (maximum of (A), (B), (C))
	Assume account value increased by $25,000 due to positive investment performance.
	MAV adj. w/d = withdrawal × (GMDB MAV Base before withdrawal) account value before withdrawal
	= $40,000 × ($114,000/$120,000) = $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d
	= $114,000 – $38,000 = $76,000
	Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. W/d = withdrawal × (GMDB Roll-Up Base before withdrawal) account value before withdrawal
	= $40,000 × (($105,000 ×1.05)^(135/365) + $10,000 – $5,000) = $37,304
	$120,000

	GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium–Roll-Up adj. w/ds
	= $105,000 x (1.05) ^ (135/365) + $10,000 – $5,000 – $37,304 = $74,608

5/10/2011	Second contract anniversary			$76,000	$77,946	$70,000	$77,946 (maximum of (A), (B), (C))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000
	GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
	= $105,000 x (1.05) + $10,000–$5,000–$37,304 = $77,946

* For purposes of this example, assume the contract is not issued in the state of Washington.

Appendix D – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.
For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”
Example: Assume that a couple (ages 60 and 55) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and makes an initial premium payment of $100,000. The account value (less uncollected charges) as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$45,000

Assuming the account value (less uncollected charges) is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.
If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

*	For purposes of this example, assume the Contract is not issued in the state of Washington.

APPENDIX E – Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.
Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

			GMIB EXTRA Rider
			(Applicable to contract		GMIB EXTRA Rider
			owners who purchased the		(Applicable to contract owners
			Contract prior to June 23,		who purchased the Contract on or
	GMIB Rider		2008)		after June 23, 2008)****)
	GMIB	Annual GMIB	GMIB	Annual GMIB	GMIB	Annual GMIB
Contract Anniversary*	Base	Payments**	Base	Payments**	Base	Payments**
5th	$127,628	Not Available For Exercise	$127,628	Not Available For Exercise	$133,823	Not Available For Exercise
10th	$162,889	$9,011	$162,889	$9,011	$179,085	$8,682
15th	$207,893	$12,997	$207,893	$12,997	$239,656	$13,085
20th	$265,330	$18,976	$265,330	$18,976	$320,714	$20,013
25th	$265,330	$21,715	$338,635	$27,714	$429,187	$30,798
30th***	$265,330	$24,516	$432,194	$39,935	$574,349	$47,418
35th	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

****	Subject to state availability.
For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX F – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately took your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		TRANSACTIONS		CONTRACT			REMAINING
DATE		PREM.	WITHDR.	VALUE	GMWB BASE	GLA	GLA

7/1/2009	The Contract is issued and the owner takes a $6,000 withdrawal.	$ 100,000	$ 6,000	$ 94,000	$ 100,000	$ 6,000	$ 0
The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2012	10th Monthaversary in the second contract year			$ 120,000	$ 100,000	$ 6,000	$ 6,000
Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthiversary value since issue. Assume no prior annual ratchet
7/1/2012	Third contract anniversary			$ 115,000	$ 120,000	$ 7,200	$ 7,200

Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthaversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%

8/15/2012	Owner takes a $7,200 withdrawal		$ 7,200	$ 103,000	$ 120,000	$ 7,200	$ 0
Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the Contract Year
10/1/2012	Owner takes a $35,000 withdrawal		$ 35,000	$ 65,000	$ 65,000	$ 0	$ 0
Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal

Adj. Excess w/d	=	Excess w/d x (	GMWB Base before the excess withdrawal account value before the excess withdrawal	)

	=	($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
	=	$ 42,000
GMWB Base	=	Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	=	Min ($120,000 — $42,000, $65,000) = $65,000

7/1/2013	Fourth contract anniversary		$ 64,000	$ 65,000	$ 3,900	$ 3,900
Assume contract value decreased by $1,000 to $64,000 due to negative investment performance.
10/1/2013	Owner takes a $39,900 withdrawal	$ 39,900	$ 16,000	$ 16,000	$ 3,900	$ 0
Assume contract value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.

Adj. Excess w/d	=	Excess w/d x (	GMWB Base before the excess withdrawal account value before the excess withdrawal	)

	=	$36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
	=	$ 45,000
GMWB Base	=	Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	=	Min ($65,000 — $45,000, $55,900 — $39,900)
	=	Min ($20,000, $16,000) = $16,000

7/1/2021	Twelfth Contract Anniversary — Owner requests a $800 withdrawal	$ 800	$—	* GMWB RIDER TERMINATED*

Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base.
Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
You receive the remaining $800 of contract value and the Company pays You an additional $160 The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 =$80 are established with an Annuity Date of 7/1/2022

Appendix G – GMIB and GMWB Investment Categories

GMIB and GMWB
Investment Categories	Subaccounts
Large Cap	Invesco VI Basic Value, AllianceBernstein VPS Value, American Century VP Ultra, Davis Value, Dreyfus VIF Appreciation, Federated Capital Appreciation II, BlackRock S&P 500 Index VI, BlackRock Capital Appreciation VI, BlackRock Basic Value VI, BlackRock Large Cap Core VI, BlackRock Large Cap Growth VI, BlackRock Large Cap Value VI, Eaton Vance VT Large-Cap Value, Janus Aspen Forty, Oppenheimer Main Street/VA, Oppenheimer Capital Appreciation/VA, Pioneer Fund VCT, Van Kampen Life Investment Trust Comstock Portfolio, American Funds – AFIS Growth, American Funds – AFIS Growth – Income, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP
Mid Cap	InvescoV.I. Mid Cap Core Equity, Federated Kaufmann II, Janus Aspen - Enterprise
Small Cap	AllianceBernstein VPS Small Mid Cap Value, BlackRock Value Opportunities VI, Oppenheimer Main Street Small Cap VA, Wanger USA, Transamerica Small/Mid Cap Value VP
International	AllianceBernstein VPS International Value, Pioneer Emerging Markets VCT, Templeton VIP Growth Securities, Templeton VIP Foreign Securities, BlackRock International Value VI, American Funds – AFIS International, Wanger International, BlockRock Global Opportunities VI
Balanced	BlackRock Global Allocation VI, American Funds – AFIS Asset Allocation
Money Market	BlackRock Money Market VI
Fixed Income	EatonVance VT Floating – Rate Income, BlackRock Total Return VI, BlackRock Government Income VI, BlackRock High Income VI, PIMCO Total Return, PIMCO Real Return, Pioneer High Yield VCT, American Funds – AFIS Bond, PIMCO VIT Low Duration
Alternative	PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares VCT, Transamerica Convertible Securities VP

Appendix H – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.
(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:
Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix I – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus.
States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation

California	See “Ten Day Right to Review (“Free Look”)”	For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.
	See “Partial Withdrawals – Systematic Withdrawal Program”	This feature begins 35 days after the contract date.
	See “Dollar Cost Averaging”	This feature begins 35 days after the contract date.

Maryland	C Class Contracts L Class Contracts	Not available.

Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.

Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.

Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.

Washington	See “Bonus Payment and Recapture” See “Death Benefit – GMDB Roll-Up Base A” “Additional Death Benefit”	For XC (bonus) Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
Interest rate credited to premiums allocated to subaccounts (other than restricted subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.
Not available.

Appendix J – Differences Between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age is 75 (older annuitant). No minimum issue age. No restrictions on owner(s) and annuitant(s).	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Only spouses may be co-owners, and natural owner(s) must be annuitant(s).
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base. (restarts the 10-year waiting period).	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix K – Differences Between the Single Life GMWB and the Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider

Charge	• The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum)	• The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum).
	• The current charge is 0.80% (1.55% maximum) if you elect the Income Enhancement Benefit.	• The current charge is 1.15% (2.00% maximum) if you elect the Income Enhancement Benefit.

Contract Structuring	Co-owners and joint annuitants are not permitted.	Co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as primary beneficiary.

Owner/Annuitant Changes
•   Changing an owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation prior to the first withdrawal, where the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•   In either case, the Lifetime Income Percentage may change because it is based on the new owner’s age on the date of the change.

•   The new owner/annuitant must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse.

•   Adding a new co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. Where a new owner/annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•   The Lifetime Income Percentage may change upon any ownership change, as it is based upon the age of the younger owner, but will not decrease upon spousal continuation if the spouse is a co-owner under the Joint Life rider.

•   If a co-owner/joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change, based upon the remaining owner/annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•   The new co-owner/joint annuitant must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix L – GMWB Variations Depending on Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

Step-Up of
	Lifetime		Cancellation of	Re-Election of
	Income	Step-Up of the	the GMWB	the GMWB	GMWB MAV	Automatic Roll-
	Percentage	GMWB Base	Rider	Rider	Base	Up Reset
If you purchased your Contract prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger owner if there are co-owners) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.	You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the last contract anniversary.	Not available.
If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:	Same as above.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.
If you purchased your Contract on or after January 12, 2007; but prior to June 23, 2008:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger owner if there are co-owners) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date	Same as above.	On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

Step-Up of
Lifetime		Cancellation of	Re-Election of
Income	Step-Up of the	the GMWB	the GMWB	GMWB MAV	Automatic Roll-
Percentage	GMWB Base	Rider	Rider	Base	Up Reset
If you purchased your Contract on or after June 23, 2008	Same as above.	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.	Same as above.	Same as above.	The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.	On each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary.

Income
	Minimum Age Requirement to	Enhancement
	Purchase the GMWB*	Benefit
If you purchased your Contract prior to January 11, 2008	You and your co-owner (if applicable) must be at least 60 years old.	Not available.
If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your co-owner (if applicable) must be at least 55 years old.	Not available.
If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*	Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit – Guaranteed Lifetime Amount”

Merrill Lynch Life Variable Annuity Separate Account A (the “Separate Account”)	Statement of Additional Information May 1, 2010 Merrill Lynch Investor Choice Annuity® (Investor Series)

Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”) issued by Merrill Lynch Life Insurance Company

Home Office: 425 West Capital Avenue Suite 1800 Little Rock, Arkansas

Service Center: 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 Phone: (800) 535-5549

offered through Transamerica Capital, Inc.

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.
This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2010, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

2

Other Information

Selling the Contract
The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008 and 2007 MLPF&S received $8,458,699 and $14,095,313 respectively, in commissions. For the years ended December 31, 2009 and 2008, Transamerica Capital, Inc. received $13,263,283 and $8,167,050 respectively, in commissions.
Financial Statements
The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.
Administrative Services Arrangements
Merrill Lynch Life entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”), pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and certain contracts, including these Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2009, 2008, and 2007, $5,326,071, $9,801,412, and $27.0 million, respectively, in administrative services fees were paid.
Keep Well Agreement
On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2009, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

3

Calculation of Yields and Total Returns

Money Market Yield
From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) × (365/7)
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.
Merrill Lynch Life also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yields for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.
The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

4

Other Subaccount Yields
From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)
Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES	=	expenses of the subaccount for the 30-day or one-month period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close of the last day in the 30-day or one-month.
Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.
The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.
Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.
Total Returns
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.
Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.
Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

5

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:
TR = ((ERV/P)(1/N)) – 1
Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).
ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.
From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

Report of Independent Registered Public Accounting Firm
The Board of Directors and Contract Owners
Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
We have audited the accompanying statements of assets and liabilities of the subaccounts of Merrill Lynch Variable Annuity Separate Account A (the Separate Account) (comprised of the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AllianceBernstein International Value Portfolio, AllianceBernstein Global Thematic Growth Portfolio, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Small/Mid Cap Value Portfolio, AllianceBernstein Value Portfolio, American Century VP International Fund, American Century VP Ultra® Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, BlackRock Balanced Capital, BlackRock Basic Value V.I. Fund, BlackRock Total Return V.I. Fund, BlackRock Fundamental Growth V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Global Growth V.I. Fund, BlackRock Government Income V.I. Fund, BlackRock High Income V.I. Fund, BlackRock International Value V.I. Fund, BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund, BlackRock Money Market V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Utilities & Telecommunications, BlackRock Value Opportunities V.I. Fund, Davis Value Portfolio, Dreyfus VIF Appreciation Portfolio, Eaton Vance VT Floating-Rate Income Fund, Eaton Vance VT Large-Cap Value Fund, Federated Capital Appreciation Fund II, Federated Kaufmann Fund II, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Janus Aspen Forty Portfolio, Janus Aspen-Enterprise Portfolio, MFS® Growth Series, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund®/VA, PIMCO Commodity RealReturn Strategy Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Total Return Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio, NFJ Dividend Value Portfolio, Seligman Smaller-Cap Value Portfolio, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Small/Mid Cap Value VP, Van Kampen Capital Growth Portfolio, Van Kampen Comstock Portfolio, Wanger International, and Wanger USA subaccounts), at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts comprising the Merrill Lynch Variable Annuity Separate Account A at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP
Des Moines, Iowa
April 23, 2010

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

		AIM V.I. Capital		AIM V.I.		AllianceBernstein	AllianceBernstein
	AIM V.I. Basic	Appreciation	AIM V.I. Core	International	AIM V.I. Mid Cap	International	Global Thematic
	Value Fund	Fund	Equity Fund	Growth Fund	Core Equity Fund	Value Portfolio	Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	128,600.208	1,034,936.186	2,925,762.811	376,287.514	1,541,166.205	151,918.079	379,613.819

Cost	$796,272	$22,428,207	$70,631,108	$10,519,389	$14,491,859	$2,685,730	$6,012,953

Investments in mutual funds, Level 1 prices quoted at net asset value	$769,029	$21,040,253	$72,910,009	$9,787,238	$16,829,535	$2,233,196	$6,350,939
Receivable for units sold	—	556	6,721	1,898	3	—	5,580

Total assets	769,029	21,040,809	72,916,730	9,789,136	16,829,538	2,233,196	6,356,519

Liabilities
Payable for units redeemed	—	—	—	—	—	—	—

	$769,029	$21,040,809	$72,916,730	$9,789,136	$16,829,538	$2,233,196	$6,356,519

Net Assets:
Deferred annuity contracts terminable by owners	$769,029	$21,040,809	$72,916,730	$9,789,136	$16,829,538	$2,233,196	$6,356,519

Total net assets	$769,029	$21,040,809	$72,916,730	$9,789,136	$16,829,538	$2,233,196	$6,356,519

Accumulation units outstanding:
M&E — 1.25% Investor Series	6,251	—	—	—	210,987	33,793	—

M&E — 1.35% Investor Series	7,462	—	—	—	65,401	9,495	—

M&E — 1.35% Retirement Plus	—	1,982,690	5,548,329	—	—	—	902,077

M&E — 1.45% Investor Series	21,402	—	—	—	435,423	175,890	—

M&E — 1.55% Retirement Optimizer	—	—	160,561	47,537	—	—	—

M&E — 1.55% Investor Series	2,393	—	—	—	72,265	31,350	—

M&E — 1.59% Retirement Power	—	—	1,369,556	946,327	—	—	—

M&E — 1.60% Investor Series	536	—	—	—	49,785	31,815	—

M&E — 1.65% Investor Series	47,652	—	—	—	510,753	55,235	—

M&E — 1.70% Investor Series	—	—	—	—	8,854	851	—

M&E — 1.75% Investor Series	899	—	—	—	26,052	10,850	—

Accumulation unit value:
M&E — 1.25% Investor Series	$9.018687	$—	$—	$—	$12.364645	$6.437851	$—

M&E — 1.35% Investor Series	$8.971464	$—	$—	$—	$12.299905	$6.419571	$—

M&E — 1.35% Retirement Plus	$—	$10.612253	$10.321355	$—	$—	$—	$7.046539

M&E — 1.45% Investor Series	$8.924490	$—	$—	$—	$12.235513	$6.401346	$—

M&E — 1.55% Retirement Optimizer	$—	$—	$10.242351	$17.006608	$—	$—	$—

M&E — 1.55% Investor Series	$8.877761	$—	$—	$—	$12.171447	$6.383169	$—

M&E — 1.59% Retirement Power	$—	$—	$10.226626	$9.490050	$—	$—	$—

M&E — 1.60% Investor Series	$8.854492	$—	$—	$—	$12.139548	$6.374100	$—

M&E — 1.65% Investor Series	$8.831277	$—	$—	$—	$12.107732	$6.365047	$—

M&E — 1.70% Investor Series	$8.808129	$—	$—	$—	$12.075994	$6.356008	$—

M&E — 1.75% Investor Series	$8.785035	$—	$—	$—	$12.044338	$6.346976	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

					American
	AllianceBernstein	AllianceBernstein	AllianceBernstein		Century VP	American	American Funds
	Growth and	Large Cap	Small/Mid Cap	AllianceBernstein	International	Century VP	Asset Allocation
	Income Portfolio	Growth Portfolio	Value Portfolio	Value Portfolio	Fund	Ultra® Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	901,139.096	3,646,643.949	282,162.992	150,730.958	5,840,045.668	654,271.659	1,029,194.303

Cost	$11,477,194	$108,005,061	$3,315,523	$1,956,098	$48,568,057	$4,065,162	$17,847,742

Investments in mutual funds, Level 1 prices quoted at net asset value	$13,697,314	$92,478,890	$3,783,806	$1,352,057	$45,143,553	$5,312,685	$15,077,697
Receivable for units sold	4	1	—	—	7	1	—

Total assets	13,697,318	92,478,891	3,783,806	1,352,057	45,143,560	5,312,686	15,077,697

Liabilities
Payable for units redeemed	—	—	—	1	—	—	1

	$13,697,318	$92,478,891	$3,783,806	$1,352,056	$45,143,560	$5,312,686	$15,077,696

Net Assets:
Deferred annuity contracts terminable by owners	$13,697,318	$92,478,891	$3,783,806	$1,352,056	$45,143,560	$5,312,686	$15,077,696

Total net assets	$13,697,318	$92,478,891	$3,783,806	$1,352,056	$45,143,560	$5,312,686	$15,077,696

Accumulation units outstanding:
M&E — 1.25% Investor Series	—	—	59,161	43,596	—	4,557	306,898

M&E — 1.35% Investor Series	—	—	8,686	5,619	—	—	19,590

M&E — 1.35% Retirement Plus	—	5,486,665	—	—	4,415,605	482,762	—

M&E — 1.45% Investor Series	—	—	101,888	45,925	—	2,880	478,304

M&E — 1.55% Retirement Optimizer	120,116	37,937	—	—	—	7,884	—

M&E — 1.55% Investor Series	—	—	9,415	4,261	—	—	18,026

M&E — 1.59% Retirement Power	1,246,715	1,429,542	—	—	—	36,104	—

M&E — 1.60% Investor Series	—	—	20,840	9,018	—	1,469	33,213

M&E — 1.65% Investor Series	—	—	104,109	39,657	—	30,507	473,279

M&E — 1.70% Investor Series	—	—	3,380	1,889	—	—	7,571

M&E — 1.75% Investor Series	—	—	12,912	935	—	—	2,126

Accumulation unit value:
M&E — 1.25% Investor Series	$—	$—	$11.967231	$9.057921	$—	$9.700708	$11.397048

M&E — 1.35% Investor Series	$—	$—	$11.904613	$9.010460	$—	$9.649864	$11.337335

M&E — 1.35% Retirement Plus	$—	$15.332593	$—	$—	$10.223640	$9.382948	$—

M&E — 1.45% Investor Series	$—	$—	$11.842321	$8.963253	$—	$9.599294	$11.277943

M&E — 1.55% Retirement Optimizer	$10.009956	$9.688736	$—	$—	$—	$9.277206	$—

M&E — 1.55% Investor Series	$—	$—	$11.780352	$8.916299	$—	$9.548986	$11.218855

M&E — 1.59% Retirement Power	$10.022312	$5.586776	$—	$—	$—	$9.256205	$—

M&E — 1.60% Investor Series	$—	$—	$11.749495	$8.892919	$—	$9.523927	$11.189434

M&E — 1.65% Investor Series	$—	$—	$11.718715	$8.869591	$—	$9.498942	$11.160079

M&E — 1.70% Investor Series	$—	$—	$11.688016	$8.846328	$—	$9.474020	$11.130816

M&E — 1.75% Investor Series	$—	$—	$11.657397	$8.823123	$—	$9.449164	$11.101619

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

			American Funds
	American Funds	American Funds	Growth-Income	American Funds	BlackRock	BlackRock Basic	BlackRock Total
	Bond Fund	Growth Fund	Fund	International Fund	Balanced Capital	Value V.I. Fund	Return V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,943,560.524	972,043.488	741,657.307	6,698,497.507	2,354,066.756	28,773,938.229	16,689,926.066

Cost	$52,364,075	$38,536,779	$28,563,409	$125,041,194	$27,172,832	$376,736,052	$194,796,808

Investments in mutual funds, Level 1 prices quoted at net asset value	$50,572,624	$44,811,205	$23,124,875	$114,611,292	$26,600,954	$309,319,836	$180,584,999
Receivable for units sold	—	—	—	—	3	5,646	963,086

Total assets	50,572,624	44,811,205	23,124,875	114,611,292	26,600,957	309,325,482	181,548,085

Liabilities
Payable for units redeemed	2	2	5	7	—	—	—

	$50,572,622	$44,811,203	$23,124,870	$114,611,285	$26,600,957	$309,325,482	$181,548,085

Net Assets:
Deferred annuity contracts terminable by owners	$50,572,622	$44,811,203	$23,124,870	$114,611,285	$26,600,957	$309,325,482	$181,548,085

Total net assets	$50,572,622	$44,811,203	$23,124,870	$114,611,285	$26,600,957	$309,325,482	$181,548,085

Accumulation units outstanding:
M&E — 1.25% Investor Series	776,345	758,700	447,894	1,417,158	—	800,978	133,396

M&E — 1.35% Investor Series	252,304	120,165	53,903	277,731	—	222,301	4,990

M&E — 1.35% Retirement Plus	—	—	—	—	1,373,382	6,867,561	8,153,509

M&E — 1.45% Investor Series	1,361,486	1,355,741	655,352	2,597,216	—	1,392,334	195,383

M&E — 1.55% Retirement Optimizer	—	—	—	—	—	299,796	70,779

M&E — 1.55% Investor Series	370,670	164,325	77,699	426,235	—	332,718	22,193

M&E — 1.59% Retirement Power	—	—	—	—	—	2,455,616	450,268

M&E — 1.60% Investor Series	227,055	177,461	81,101	368,106	—	190,029	19,453

M&E — 1.65% Investor Series	1,596,204	1,252,241	899,256	2,457,854	—	1,457,840	221,246

M&E — 1.70% Investor Series	40,778	47,906	2,459	44,110	—	38,564	—

M&E — 1.75% Investor Series	90,228	51,994	13,301	129,159	—	100,114	19,302

Accumulation unit value:
M&E — 1.25% Investor Series	$10.868542	$11.550979	$10.501598	$15.040610	$—	$10.812224	$10.830958

M&E — 1.35% Investor Series	$10.811608	$11.490462	$10.446549	$14.961812	$—	$10.755593	$10.774213

M&E — 1.35% Retirement Plus	$—	$—	$—	$—	$19.368938	$32.876368	$20.706453

M&E — 1.45% Investor Series	$10.754975	$11.430261	$10.391809	$14.883428	$—	$10.699265	$10.717771

M&E — 1.55% Retirement Optimizer	$—	$—	$—	$—	$—	$12.993583	$11.798425

M&E — 1.55% Investor Series	$10.698637	$11.370380	$10.337361	$14.805458	$—	$10.643233	$10.661621

M&E — 1.59% Retirement Power	$—	$—	$—	$—	$—	$12.724474	$11.763068

M&E — 1.60% Investor Series	$10.670584	$11.340554	$10.310244	$14.766628	$—	$10.615327	$10.633658

M&E — 1.65% Investor Series	$10.642601	$11.310806	$10.283195	$14.727890	$—	$10.587491	$10.605770

M&E — 1.70% Investor Series	$10.614691	$11.281137	$10.256229	$14.689265	$—	$10.559730	$10.577953

M&E — 1.75% Investor Series	$10.586857	$11.251556	$10.229318	$14.650741	$—	$10.532042	$10.550205

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock	BlackRock Large
	Fundamental	Global Allocation	Global Growth	Government	BlackRock High	International	Cap Core V.I.
	Growth V.I. Fund	V.I. Fund	V.I. Fund	Income V.I. Fund	Income V.I. Fund	Value V.I. Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	26,024,112.912	39,890,909.506	3,176,334.824	20,261,271.683	15,564,863.830	15,289,073.421	9,416,300.238

Cost	$164,530,052	$515,271,722	$33,520,707	$210,896,378	$109,610,584	$188,199,293	$264,027,602

Investments in mutual funds, Level 1 prices quoted at net asset value	$187,373,612	$595,172,370	$40,781,382	$202,207,492	$103,973,290	$138,519,006	$198,118,957
Receivable for units sold	—	7,496	5,735	844,077	768,920	5,734	—

Total assets	187,373,612	595,179,866	40,787,117	203,051,569	104,742,210	138,524,740	198,118,957

Liabilities
Payable for units redeemed	14	—	—	—	—	—	3

	$187,373,598	$595,179,866	$40,787,117	$203,051,569	$104,742,210	$138,524,740	$198,118,954

Net Assets:
Deferred annuity contracts terminable by owners	$187,373,598	$595,179,866	$40,787,117	$203,051,569	$104,742,210	$138,524,740	$198,118,954

Total net assets	$187,373,598	$595,179,866	$40,787,117	$203,051,569	$104,742,210	$138,524,740	$198,118,954

Accumulation units outstanding:
M&E — 1.25% Investor Series	811,006	1,094,396	2,435	69,590	36,563	74,722	169,315

M&E — 1.35% Investor Series	238,811	729,104	14,699	24,866	14,310	19,981	21,214

M&E — 1.35% Retirement Plus	13,448,854	16,123,699	3,031,907	8,885,292	3,988,449	7,627,323	6,643,094

M&E — 1.45% Investor Series	1,555,931	1,705,480	17,874	147,565	81,360	101,714	341,873

M&E — 1.55% Retirement Optimizer	127,799	—	—	340,619	—	49,391	—

M&E — 1.55% Investor Series	334,972	488,517	21,774	62,076	24,139	5,509	23,816

M&E — 1.59% Retirement Power	2,114,868	—	—	2,079,959	—	619,998	—

M&E — 1.60% Investor Series	224,883	620,122	2,767	40,002	11,277	36,960	60,606

M&E — 1.65% Investor Series	1,490,482	1,876,270	22,147	90,458	83,508	164,065	235,463

M&E — 1.70% Investor Series	41,352	130,664	12,745	3,983	2,363	3,913	3,500

M&E — 1.75% Investor Series	103,639	244,793	20,276	6,081	9,366	15,715	17,066

Accumulation unit value:
M&E — 1.25% Investor Series	$11.309882	$15.084211	$7.734121	$11.168022	$12.348545	$12.788800	$11.155222

M&E — 1.35% Investor Series	$11.250638	$15.005251	$7.721197	$11.109507	$12.283866	$12.721832	$11.096856

M&E — 1.35% Retirement Plus	$8.721104	$30.551344	$13.161579	$18.617124	$25.458435	$16.192404	$28.375324

M&E — 1.45% Investor Series	$11.191708	$14.926706	$7.708295	$11.051312	$12.219526	$12.655211	$11.038807

M&E — 1.55% Retirement Optimizer	$10.286550	$—	$—	$12.030005	$—	$16.762592	$—

M&E — 1.55% Investor Series	$11.133085	$14.848570	$7.695414	$10.993411	$12.155521	$12.588938	$10.981057

M&E — 1.59% Retirement Power	$7.171044	$—	$—	$13.765303	$—	$14.294347	$—

M&E — 1.60% Investor Series	$11.103889	$14.809664	$7.688984	$10.964579	$12.123646	$12.555935	$10.952297

M&E — 1.65% Investor Series	$11.074771	$14.770850	$7.682557	$10.935820	$12.091852	$12.523016	$10.923610

M&E — 1.70% Investor Series	$11.045731	$14.732146	$7.676141	$10.907138	$12.060148	$12.490188	$10.895002

M&E — 1.75% Investor Series	$11.016764	$14.693540	$7.669723	$10.878531	$12.028524	$12.457444	$10.866464

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Large Cap	Large Cap	Money	S&P 500	Utilities &	Value	Davis
	Growth V.I.	Value V.I.	Market	Index V.I.	Telecommunicati	Opportunities	Value
	Fund	Fund	V.I. Fund	Fund	-ons	V.I. Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	13,811,455.413	11,249,086.038	265,480,056.704	8,704,479.097	2,072,987.185	10,261,172.097	17,268,719.637

Cost	$123,753,477	$100,517,732	$265,480,056	$125,429,531	$19,511,545	$204,761,615	$182,292,648

Investments in mutual funds, Level 1 prices quoted at net asset value	$130,518,254	$102,704,156	$265,480,056	$115,247,302	$17,599,661	$141,501,563	$185,638,736
Receivable for units sold	6	—	17,726	—	1	—	5,552

Total assets	130,518,260	102,704,156	265,497,782	115,247,302	17,599,662	141,501,563	185,644,288

Liabilities
Payable for units redeemed	—	5	—	4	—	77	—

	$130,518,260	$102,704,151	$265,497,782	$115,247,298	$17,599,662	$141,501,486	$185,644,288

Net Assets:
Deferred annuity contracts terminable by owners	$130,518,260	$102,704,151	$265,497,782	$115,247,298	$17,599,662	$141,501,486	$185,644,288

Total net assets	$130,518,260	$102,704,151	$265,497,782	$115,247,298	$17,599,662	$141,501,486	$185,644,288

Accumulation units outstanding:
M&E — 1.25% Investor Series	879,326	168,297	267,297	121,027	—	41,188	933,208

M&E — 1.35% Investor Series	242,485	4,914	28,121	35,163	—	1,942	257,377

M&E — 1.35% Retirement Plus	9,008,786	7,414,260	14,773,811	6,534,350	646,013	4,307,604	10,496,428

M&E — 1.45% Investor Series	1,688,623	248,112	677,972	69,325	—	74,646	1,811,034

M&E — 1.55% Retirement Optimizer	—	—	207,238	112,035	—	19,052	99,764

M&E — 1.55% Investor Series	436,196	17,784	130,296	71,825	—	13,243	379,703

M&E — 1.59% Retirement Power	—	—	2,019,631	1,234,733	—	182,293	1,836,272

M&E — 1.60% Investor Series	301,820	49,127	208,422	30,951	—	37,642	307,599

M&E — 1.65% Investor Series	1,623,520	188,733	835,181	88,856	—	103,678	1,638,268

M&E — 1.70% Investor Series	49,305	4,388	11,048	29,850	—	—	57,302

M&E — 1.75% Investor Series	114,318	3,216	31,834	18,290	—	36	128,092

Accumulation unit value:
M&E — 1.25% Investor Series	$10.178689	$10.823443	$10.864616	$10.302576	$—	$9.874597	$10.476063

M&E — 1.35% Investor Series	$10.125389	$10.766785	$10.807696	$10.248611	$—	$9.822867	$10.421153

M&E — 1.35% Retirement Plus	$8.537440	$12.864424	$14.718016	$15.346622	$27.243509	$31.674183	$10.482939

M&E — 1.45% Investor Series	$10.072370	$10.710418	$10.751078	$10.194929	$—	$9.771423	$10.366535

M&E — 1.55% Retirement Optimizer	$—	$—	$10.549091	$10.463870	$—	$12.001959	$11.953509

M&E — 1.55% Investor Series	$10.019629	$10.654355	$10.694753	$10.141526	$—	$9.720240	$10.312201

M&E — 1.59% Retirement Power	$—	$—	$11.099774	$7.336778	$—	$11.965977	$9.479763

M&E — 1.60% Investor Series	$9.993362	$10.626436	$10.666706	$10.114933	$—	$9.694753	$10.285147

M&E — 1.65% Investor Series	$9.967171	$10.598585	$10.638727	$10.088405	$—	$9.669328	$10.258157

M&E — 1.70% Investor Series	$9.941037	$10.570812	$10.610828	$10.061953	$—	$9.643975	$10.231239

M&E — 1.75% Investor Series	$9.914982	$10.543107	$10.582998	$10.035570	$—	$9.618687	$10.204396

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	Dreyfus	Eaton	Eaton	Federated		Templeton	Templeton
	VIF	Vance VT	Vance VT	Capital	Federated	Foreign	Growth
	Appreciation	Floating-Rate	Large-Cap	Appreciation	Kaufmann	Securities	Securities
	Portfolio	Income Fund	Value Fund	Fund II	Fund II	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	41,420.577	275,613.614	5,262,295.962	9,046,825.899	3,947,482.415	605,796.961	314,149.016

Cost	$1,022,959	$2,444,298	$41,884,207	$54,435,694	$53,084,484	$8,882,151	$4,140,948

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,292,736	$2,494,303	$42,098,368	$51,747,845	$50,093,551	$8,147,969	$3,267,150
Receivable for units sold	—	78	—	—	—	—	—

Total assets	1,292,736	2,494,381	42,098,368	51,747,845	50,093,551	8,147,969	3,267,150

Liabilities
Payable for units redeemed	—	—	10	4	10	7	—

	$1,292,736	$2,494,381	$42,098,358	$51,747,841	$50,093,541	$8,147,962	$3,267,150

Net Assets:
Deferred annuity contracts terminable by owners	$1,292,736	$2,494,381	$42,098,358	$51,747,841	$50,093,541	$8,147,962	$3,267,150

Total net assets	$1,292,736	$2,494,381	$42,098,358	$51,747,841	$50,093,541	$8,147,962	$3,267,150

Accumulation units outstanding:
M&E — 1.25% Investor Series	16,363	15,689	865,848	711,879	175,428	82,420	50,735

M&E — 1.35% Investor Series	3,717	18,443	298,683	216,016	36,224	9,440	6,199

M&E — 1.35% Retirement Plus	—	—	—	424,406	1,734,398	—	—

M&E — 1.45% Investor Series	53,526	52,328	1,682,902	1,357,451	338,509	206,541	83,319

M&E — 1.55% Retirement Optimizer	—	—	—	22,150	151,638	—	—

M&E — 1.55% Investor Series	1,409	23,389	441,499	334,717	63,744	12,130	7,286

M&E — 1.59% Retirement Power	—	—	—	202,731	1,264,132	—	—

M&E — 1.60% Investor Series	11,981	27,002	226,812	181,645	49,252	56,683	6,200

M&E — 1.65% Investor Series	22,032	86,222	1,642,696	1,358,205	296,085	236,596	151,440

M&E — 1.70% Investor Series	5,967	3,754	50,736	35,595	4,421	491	1,536

M&E — 1.75% Investor Series	2,031	908	142,270	98,277	15,181	7,824	1,540

Accumulation unit value:
M&E — 1.25% Investor Series	$11.187090	$11.119234	$7.920615	$10.624608	$12.505613	$13.499794	$10.750575

M&E — 1.35% Investor Series	$11.128468	$11.060979	$7.898849	$10.568928	$12.440083	$13.429054	$10.694299

M&E — 1.35% Retirement Plus	$—	$—	$—	$10.394059	$12.137118	$—	$—

M&E — 1.45% Investor Series	$11.070156	$11.003033	$7.877143	$10.513542	$12.374890	$13.358693	$10.638323

M&E — 1.55% Retirement Optimizer	$—	$—	$—	$10.276943	$12.000380	$—	$—

M&E — 1.55% Investor Series	$11.012150	$10.945394	$7.855501	$10.458441	$12.310048	$13.288704	$10.582639

M&E — 1.59% Retirement Power	$—	$—	$—	$10.253685	$11.973217	$—	$—

M&E — 1.60% Investor Series	$10.983264	$10.916685	$7.844698	$10.431003	$12.277757	$13.253839	$10.554903

M&E — 1.65% Investor Series	$10.954447	$10.888054	$7.833916	$10.403633	$12.245550	$13.219070	$10.527244

M&E — 1.70% Investor Series	$10.925713	$10.859497	$7.823148	$10.376346	$12.213424	$13.184400	$10.499661

M&E — 1.75% Investor Series	$10.897054	$10.831018	$7.812392	$10.349116	$12.181384	$13.149816	$10.472141

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

				Oppenheimer	Oppenheimer	Oppenheimer	PIMCO
	Janus	Janus Aspen-	MFS®	Capital	Main	Main Street	CommodityReal
	Aspen Forty	Enterprise	Growth	Appreciation	Street	Small Cap	Return Strategy
	Portfolio	Portfolio	Series	Fund/VA	Fund®/VA	Fund®/VA	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,776,379.865	270,726.414	2,593,988.550	38,430.968	49,083.056	199,373.018	1,815,315.203

Cost	$57,319,851	$9,003,391	$52,646,540	$1,511,055	$1,061,178	$3,017,251	$15,408,134

Investments in mutual funds, Level 1 prices quoted at net asset value	$58,922,520	$8,094,720	$55,589,175	$1,408,111	$885,458	$2,847,047	$15,611,711
Receivable for units sold	—	—	5,694	—	—	—	58

Total assets	58,922,520	8,094,720	55,594,869	1,408,111	885,458	2,847,047	15,611,769

Liabilities
Payable for units redeemed	1	1	—	—	—	—	—

	$58,922,519	$8,094,719	$55,594,869	$1,408,111	$885,458	$2,847,047	$15,611,769

Net Assets:
Deferred annuity contracts
terminable by owners	$58,922,519	$8,094,719	$55,594,869	$1,408,111	$885,458	$2,847,047	$15,611,769

Total net assets	$58,922,519	$8,094,719	$55,594,869	$1,408,111	$885,458	$2,847,047	$15,611,769

Accumulation units outstanding:
M&E — 1.25% Investor Series	869,325	142,292	—	42,319	5,255	49,503	238,327

M&E — 1.35% Investor Series	311,297	51,717	—	5,070	—	4,086	65,615

M&E — 1.35% Retirement Plus	—	—	3,310,558	—	—	—	—

M&E — 1.45% Investor Series	1,724,202	282,525	—	35,249	16,069	123,277	475,787

M&E — 1.55% Retirement Optimizer	—	—	16,369	—	—	—	—

M&E — 1.55% Investor Series	410,804	66,898	—	3,673	3,083	3,246	82,692

M&E — 1.59% Retirement Power	—	—	905,560	—	—	—	—

M&E — 1.60% Investor Series	220,315	35,794	—	4,673	1,894	17,552	104,718

M&E — 1.65% Investor Series	1,829,084	267,089	—	43,361	59,290	51,525	522,658

M&E — 1.70% Investor Series	64,432	19,363	—	—	—	419	8,693

M&E — 1.75% Investor Series	126,184	18,199	—	4,088	3,113	4,314	32,784

Accumulation unit value:
M&E — 1.25% Investor Series	$10.682009	$9.222827	$—	$10.286554	$10.161051	$11.340428	$10.333255

M&E — 1.35% Investor Series	$10.651697	$9.196644	$—	$10.232695	$10.107860	$11.281097	$10.279093

M&E — 1.35% Retirement Plus	$—	$—	$15.281773	$—	$—	$—	$—

M&E — 1.45% Investor Series	$10.621473	$9.170537	$—	$10.179123	$10.054946	$11.222080	$10.225213

M&E — 1.55% Retirement Optimizer	$—	$—	$12.140608	$—	$—	$—	$—

M&E — 1.55% Investor Series	$10.591344	$9.144508	$—	$10.125831	$10.002311	$11.163376	$10.171621

M&E — 1.59% Retirement Power	$—	$—	$5.306046	$—	$—	$—	$—

M&E — 1.60% Investor Series	$10.576307	$9.131524	$—	$10.099289	$9.976100	$11.134132	$10.144932

M&E — 1.65% Investor Series	$10.561293	$9.118557	$—	$10.072814	$9.949952	$11.104972	$10.118309

M&E — 1.70% Investor Series	$10.546300	$9.105607	$—	$10.046417	$9.923879	$11.075887	$10.091755

M&E — 1.75% Investor Series	$10.531329	$9.092673	$—	$10.020083	$9.897868	$11.046877	$10.065277

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	PIMCO	PIMCO	PIMCO	Pioneer	Pioneer	Pioneer	Pioneer
	Low	Real	Total	Emerging	Fund	High	Real Estate
	Duration	Return	Return	Markets VCT	VCT	Yield	Shares VCT
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	413,691.385	2,594,807.460	46,850,931.046	596,703.133	29,769.265	1,083,634.434	555,559.357

Cost	$4,229,112	$31,654,840	$492,509,258	$12,777,006	$674,491	$8,685,679	$5,649,960

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,182,420	$32,279,405	$506,927,074	$16,075,182	$583,180	$10,305,363	$7,238,938
Receivable for units sold	32	829	6,160	3	—	114	1

Total assets	4,182,452	32,280,234	506,933,234	16,075,185	583,180	10,305,477	7,238,939

Liabilities
Payable for units redeemed	—	—	—	—	—	—	—

	$4,182,452	$32,280,234	$506,933,234	$16,075,185	$583,180	$10,305,477	$7,238,939

Net Assets:
Deferred annuity contracts
terminable by owners	$4,182,452	$32,280,234	$506,933,234	$16,075,185	$583,180	$10,305,477	$7,238,939

Total net assets	$4,182,452	$32,280,234	$506,933,234	$16,075,185	$583,180	$10,305,477	$7,238,939

Accumulation units outstanding:
M&E — 1.25% Investor Series	53,784	409,135	2,261,292	222,307	7,899	159,504	155,151

M&E — 1.35% Investor Series	46,283	139,833	849,378	71,892	—	60,231	54,161

M&E — 1.35% Retirement Plus	—	—	17,469,139	—	—	—	—

M&E — 1.45% Investor Series	70,958	830,113	4,580,096	386,273	17,971	253,885	285,687

M&E — 1.55% Retirement Optimizer	—	—	360,144	—	—	—	—

M&E — 1.55% Investor Series	10,161	221,938	1,370,622	101,437	—	88,017	64,111

M&E — 1.59% Retirement Power	—	—	3,349,834	—	—	—	—

M&E — 1.60% Investor Series	41,008	129,766	752,366	52,487	6,033	37,280	34,868

M&E — 1.65% Investor Series	113,886	878,466	4,421,765	469,435	22,479	272,759	261,154

M&E — 1.70% Investor Series	20,571	36,668	165,261	8,962	—	8,439	6,158

M&E — 1.75% Investor Series	6,998	70,535	345,287	44,349	—	19,246	25,184

Accumulation unit value:
M&E — 1.25% Investor Series	$11.586458	$12.043660	$13.129956	$11.961707	$10.876807	$11.605602	$8.202367

M&E — 1.35% Investor Series	$11.553618	$11.980570	$13.061178	$11.915826	$10.819863	$11.544819	$8.187253

M&E — 1.35% Retirement Plus	$—	$—	$14.570029	$—	$—	$—	$—

M&E — 1.45% Investor Series	$11.520871	$11.917812	$12.992769	$11.870130	$10.763218	$11.484359	$8.172177

M&E — 1.55% Retirement Optimizer	$—	$—	$14.583795	$—	$—	$—	$—

M&E — 1.55% Investor Series	$11.488219	$11.855378	$12.924709	$11.824603	$10.706872	$11.424210	$8.157119

M&E — 1.59% Retirement Power	$—	$—	$16.736039	$—	$—	$—	$—

M&E — 1.60% Investor Series	$11.471929	$11.824293	$12.890820	$11.801910	$10.678810	$11.394257	$8.149608

M&E — 1.65% Investor Series	$11.455656	$11.793281	$12.857010	$11.779258	$10.650825	$11.364385	$8.142096

M&E — 1.70% Investor Series	$11.439417	$11.762350	$12.823299	$11.756646	$10.622908	$11.334587	$8.134596

M&E — 1.75% Investor Series	$11.423193	$11.731506	$12.789674	$11.734085	$10.595068	$11.304876	$8.127101

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

		Seligman Smaller-	Transamerica		Transamerica	Transamerica	Van Kampen
	NFJ Dividend	Cap Value	Convertible	Transamerica	Growth	Small/Mid Cap	Capital Growth
	Value Portfolio	Portfolio	Securities VP	Equity VP	Opportunities VP	Value VP	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	274,562.352	1,293,235.975	18,698.322	—	8,358.446	89,175.710	145,199.564

Cost	$2,701,693	$9,929,616	$135,507	$—	$82,426	$1,345,078	$3,490,611

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,339,271	$8,212,048	$146,595	$—	$87,179	$1,427,703	$4,119,311
Receivable for units sold	—	—	—	—	—	—	2

Total assets	2,339,271	8,212,048	146,595	—	87,179	1,427,703	4,119,313

Liabilities
Payable for units redeemed	—	2	—	—	—	—	—

	$2,339,271	$8,212,046	$146,595	$—	$87,179	$1,427,703	$4,119,313

Net Assets:
Deferred annuity contracts terminable by owners	$2,339,271	$8,212,046	$146,595	$—	$87,179	$1,427,703	$4,119,313

Total net assets	$2,339,271	$8,212,046	$146,595	$—	$87,179	$1,427,703	$4,119,313

Accumulation units outstanding:
M&E — 1.25% Investor Series	23,854	—	2,281	—	—	40,536	—

M&E — 1.35% Investor Series	31,805	—	569	—	—	9,824	—

M&E — 1.35% Retirement Plus	—	—	—	—	—	—	—

M&E — 1.45% Investor Series	127,674	—	1,370	—	8,103	38,641	—

M&E — 1.55% Retirement Optimizer	—	41,274	—	—	—	—	18,433

M&E — 1.55% Investor Series	51,021	—	8,524	—	—	14,204	—

M&E — 1.59% Retirement Power	—	384,541	—	—	—	—	848,074

M&E — 1.60% Investor Series	17,759	—	1,895	—	—	4,108	—

M&E — 1.65% Investor Series	70,369	—	867	—	1,522	56,506	—

M&E — 1.70% Investor Series	15,196	—	—	—	—	—	—

M&E — 1.75% Investor Series	2,308	—	1,268	—	—	2,400	—

Accumulation unit value:
M&E — 1.25% Investor Series	$6.930294	$—	$8.783034	$7.841728	$9.095895	$8.625602	$—

M&E — 1.35% Investor Series	$6.910624	$—	$8.766905	$7.827315	$9.079175	$8.609751	$—

M&E — 1.35% Retirement Plus	$—	$—	$—	$—	$—	$—	$—

M&E — 1.45% Investor Series	$6.891004	$—	$8.750811	$7.812935	$9.062498	$8.593926	$—

M&E — 1.55% Retirement Optimizer	$—	$15.994457	$—	$—	$—	$—	$9.529833

M&E — 1.55% Investor Series	$6.871450	$—	$8.734743	$7.798573	$9.045843	$8.578130	$—

M&E — 1.59% Retirement Power	$—	$19.638709	$—	$—	$—	$—	$4.650127

M&E — 1.60% Investor Series	$6.861690	$—	$8.726724	$7.791405	$9.037534	$8.570246	$—

M&E — 1.65% Investor Series	$6.851945	$—	$8.718709	$7.784244	$9.029229	$8.562367	$—

M&E — 1.70% Investor Series	$6.842213	$—	$8.710707	$7.777091	$9.020936	$8.554492	$—

M&E — 1.75% Investor Series	$6.832497	$—	$8.702706	$7.769942	$9.012643	$8.546631	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	Van Kampen
	Comstock	Wanger
	Portfolio	International	Wanger USA
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,932,551.008	95,329.070	365,985.734

Cost	$16,506,318	$3,326,265	$8,222,737

Investments in mutual funds, Level 1 prices quoted at net asset value	$19,538,091	$2,829,367	$10,046,308
Receivable for units sold	857	—	—

Total assets	19,538,948	2,829,367	10,046,308

Liabilities
Payable for units redeemed	—	1	8

	$19,538,948	$2,829,366	$10,046,300

Net Assets:
Deferred annuity contracts terminable by owners	$19,538,948	$2,829,366	$10,046,300

Total net assets	$19,538,948	$2,829,366	$10,046,300

Accumulation units outstanding:
M&E — 1.25% Investor Series	71,753	80,343	131,679

M&E — 1.35% Investor Series	3,639	1,929	42,508

M&E — 1.35% Retirement Plus	1,176,354	—	—

M&E — 1.45% Investor Series	205,077	89,060	311,194

M&E — 1.55% Retirement Optimizer	9,563	—	—

M&E — 1.55% Investor Series	27,593	4,366	36,776

M&E — 1.59% Retirement Power	192,749	—	—

M&E — 1.60% Investor Series	39,446	30,338	35,365

M&E — 1.65% Investor Series	176,601	111,639	300,428

M&E — 1.70% Investor Series	661	—	4,581

M&E — 1.75% Investor Series	1,122	—	12,180

Accumulation unit value:
M&E — 1.25% Investor Series	$10.089786	$8.966016	$11.636513

M&E — 1.35% Investor Series	$10.036902	$8.940580	$11.575521

M&E — 1.35% Retirement Plus	$10.395506	$—	$—

M&E — 1.45% Investor Series	$9.984298	$8.915211	$11.514846

M&E — 1.55% Retirement Optimizer	$10.278378	$—	$—

M&E — 1.55% Investor Series	$9.931972	$8.889914	$11.454495

M&E — 1.59% Retirement Power	$10.255113	$—	$—

M&E — 1.60% Investor Series	$9.905910	$8.877299	$11.424434

M&E — 1.65% Investor Series	$9.879918	$8.864698	$11.394460

M&E — 1.70% Investor Series	$9.853992	$8.852114	$11.364559

M&E — 1.75% Investor Series	$9.828139	$8.839550	$11.334739

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		AIM V.I.
		Capital		AIM V.I.	AIM V.I. Mid
	AIM V.I. Basic	Appreciation	AIM V.I. Core	International	Cap Core
	Value Fund	Fund	Equity Fund	Growth Fund	Equity Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$5,396	$121,528	$1,171,168	$130,596	$170,275
Expenses:
Administrative, mortality and expense risk charges	4,477	259,507	1,026,688	134,841	134,921

Net investment income (loss)	919	(137,979)	144,480	(4,245)	35,354

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	164,314
Proceeds from sales	83,774	2,943,835	37,978,446	2,124,577	1,714,641
Cost of investments sold	205,115	3,628,092	43,858,811	2,269,074	2,560,775

Net realized capital gains (losses) on investments	(121,341)	(684,257)	(5,880,365)	(144,497)	(681,820)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(271,119)	(5,648,761)	(19,794,727)	(3,327,226)	(1,487,340)
End of period	(27,243)	(1,387,954)	2,278,902	(732,151)	2,337,676

Net change in unrealized appreciation/depreciation of investments	243,876	4,260,807	22,073,629	2,595,075	3,825,016

Net realized and unrealized capital gains (losses) on investments	122,535	3,576,550	16,193,264	2,450,578	3,143,196

Increase (decrease) in net assets from operations	$123,454	$3,438,571	$16,337,744	$2,446,333	$3,178,550

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Global Thematic	Growth and	Large Cap	Small/Mid Cap
	Value Portfolio	Growth Portfolio	Income Portfolio	Growth Portfolio	Value Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$31,532	$—	$697,349	$126,404	$23,044
Expenses:
Administrative, mortality and expense risk charges	35,079	49,623	207,253	1,121,390	52,893

Net investment income (loss)	(3,547)	(49,623)	490,096	(994,986)	(29,849)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	89,929
Proceeds from sales	1,105,528	1,499,153	12,184,170	15,469,096	5,955,138
Cost of investments sold	2,138,336	2,061,730	20,722,840	29,485,923	11,173,685

Net realized capital gains (losses) on investments	(1,032,808)	(562,577)	(8,538,670)	(14,016,827)	(5,128,618)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,134,379)	(1,622,550)	(8,794,559)	(55,795,190)	(4,856,424)
End of period	(452,534)	337,986	2,220,119	(15,526,171)	468,283

Net change in unrealized appreciation/depreciation of investments	1,681,845	1,960,536	11,014,678	40,269,019	5,324,707

Net realized and unrealized capital gains (losses) on investments	649,037	1,397,959	2,476,008	26,252,192	196,089

Increase (decrease) in net assets from operations	$645,490	$1,348,336	$2,966,104	$25,257,206	$166,240

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		American
		Century VP	American	American Funds
	AllianceBernstein	International	Century VP	Asset Allocation	American Funds
	Value Portfolio	Fund	Ultra® Fund	Fund	Bond Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$42,274	$949,408	$144,693	$323,294	$1,609,315
Expenses:
Administrative, mortality and expense risk charges	18,242	450,243	236,131	215,788	852,501

Net investment income (loss)	24,032	499,165	(91,438)	107,506	756,814

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	394,000	29,238,017	45,180,431	2,012,656	16,544,363
Cost of investments sold	797,638	48,791,379	46,810,269	2,659,671	18,767,659

Net realized capital gains (losses) on investments	(403,638)	(19,553,362)	(1,629,838)	(647,015)	(2,223,296)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,212,715)	(26,902,281)	(1,745,633)	(5,970,593)	(8,667,027)
End of period	(604,041)	(3,424,504)	1,247,523	(2,770,045)	(1,791,451)

Net change in unrealized appreciation/depreciation of investments	608,674	23,477,777	2,993,156	3,200,548	6,875,576

Net realized and unrealized capital gains (losses) on investments	205,036	3,924,415	1,363,318	2,553,533	4,652,280

Increase (decrease) in net assets from operations	$229,068	$4,423,580	$1,271,880	$2,661,039	$5,409,094

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		American Funds	American Funds
	American Funds	Growth-Income	International	BlackRock	BlackRock Basic
	Growth Fund	Fund	Fund	Balanced Capital	Value V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$251,507	$328,041	$1,377,054	$571,055	$5,477,253
Expenses:
Administrative, mortality and expense risk charges	755,024	340,975	1,310,628	347,138	3,457,204

Net investment income (loss)	(503,517)	(12,934)	66,426	223,917	2,020,049

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	425,411	—	—
Proceeds from sales	41,321,618	4,388,374	25,574,532	5,050,142	45,462,516
Cost of investments sold	79,009,679	6,186,015	36,771,421	5,928,579	73,261,905

Net realized capital gains (losses) on investments	(37,688,061)	(1,797,641)	(10,771,478)	(878,437)	(27,799,389)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(42,628,086)	(12,696,531)	(47,288,445)	(5,075,905)	(159,199,667)
End of period	6,274,426	(5,438,534)	(10,429,902)	(571,878)	(67,416,217)

Net change in unrealized appreciation/depreciation of investments	48,902,512	7,257,997	36,858,543	4,504,027	91,783,450

Net realized and unrealized capital gains (losses) on investments	11,214,451	5,460,356	26,087,065	3,625,590	63,984,061

Increase (decrease) in net assets from operations	$10,710,934	$5,447,422	$26,153,491	$3,849,507	$66,004,110

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		BlackRock
		Fundamental	BlackRock	BlackRock	BlackRock
	BlackRock Total	Growth V.I.	Global Allocation	Global Growth	Government
	Return V.I. Fund	Fund	V.I. Fund	V.I. Fund	Income V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$11,291,726	$605,576	$10,132,354	$979,029	$8,516,017
Expenses:
Administrative, mortality and expense risk charges	2,574,203	2,026,150	7,197,751	572,685	3,105,347

Net investment income (loss)	8,717,523	(1,420,574)	2,934,603	406,344	5,410,670

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	806,403	—	—	—	5,593,759
Proceeds from sales	50,798,104	37,628,264	84,804,961	34,168,378	62,259,613
Cost of investments sold	57,210,425	46,741,369	77,757,722	30,520,293	65,707,720

Net realized capital gains (losses) on investments	(5,605,918)	(9,113,105)	7,047,239	3,648,085	2,145,652

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(39,524,803)	(35,070,934)	(4,916,288)	(4,807,467)	6,149,175
End of period	(14,211,809)	22,843,560	79,900,647	7,260,676	(8,688,886)

Net change in unrealized appreciation/depreciation of investments	25,312,994	57,914,494	84,816,935	12,068,143	(14,838,061)

Net realized and unrealized capital gains (losses) on investments	19,707,076	48,801,389	91,864,174	15,716,228	(12,692,409)

Increase (decrease) in net assets from operations	$28,424,599	$47,380,815	$94,798,777	$16,122,572	$(7,281,739)

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		BlackRock	BlackRock Large	BlackRock Large	BlackRock Large
	BlackRock High	International	Cap Core V.I.	Cap Growth V.I.	Cap Value V.I.
	Income V.I. Fund	Value V.I. Fund	Fund	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$8,491,021	$2,653,471	$2,412,895	$728,585	$1,601,201
Expenses:
Administrative, mortality and expense risk charges	1,221,386	1,456,799	2,520,879	1,589,079	1,385,406

Net investment income (loss)	7,269,635	1,196,672	(107,984)	(860,494)	215,795

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	20,972,361	20,015,982	37,430,304	44,690,575	33,470,413
Cost of investments sold	27,962,130	31,592,305	54,242,411	50,100,330	58,931,268

Net realized capital gains (losses) on investments	(6,989,769)	(11,576,323)	(16,812,107)	(5,409,755)	(25,460,855)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(44,172,676)	(83,852,231)	(118,037,915)	(28,985,569)	(36,068,254)
End of period	(5,637,294)	(49,680,287)	(65,908,645)	6,764,777	2,186,424

Net change in unrealized appreciation/depreciation of investments	38,535,382	34,171,944	52,129,270	35,750,346	38,254,678

Net realized and unrealized capital gains (losses) on investments	31,545,613	22,595,621	35,317,163	30,340,591	12,793,823

Increase (decrease) in net assets from operations	$38,815,248	$23,792,293	$35,209,179	$29,480,097	$13,009,618

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	BlackRock	BlackRock S&P	BlackRock Utilities	BlackRock Value
	Money Market	500 Index V.I.	&	Opportunities	Davis Value
	V.I. Fund	Fund	Telecommunications	V.I. Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$339,049	$2,031,393	$531,378	$815,270	$1,397,129
Expenses:
Administrative, mortality and expense risk charges	3,216,261	1,411,644	225,880	1,453,139	1,618,482

Net investment income (loss)	(2,877,212)	619,749	305,498	(637,869)	(221,353)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	39,594	764,130	127,436	—	—
Proceeds from sales	151,914,866	20,823,885	3,049,034	17,719,264	22,377,409
Cost of investments sold	151,914,866	33,731,979	4,123,479	40,575,561	29,254,362

Net realized capital gains (losses) on investments	39,594	(12,143,964)	(947,009)	(22,856,297)	(6,876,953)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(44,573,331)	(4,574,547)	(111,509,006)	(36,969,765)
End of period	—	(10,182,229)	(1,911,884)	(63,260,052)	3,346,087

Net change in unrealized appreciation/depreciation of investments	—	34,391,102	2,662,663	48,248,954	40,315,852

Net realized and unrealized capital gains (losses) on investments	39,594	22,247,138	1,715,654	25,392,657	33,438,899

Increase (decrease) in net assets from operations	$(2,837,618)	$22,866,887	$2,021,152	$24,754,788	$33,217,546

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

				Federated
	Dreyfus VIF	Eaton Vance VT	Eaton Vance VT	Capital	Federated
	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann Fund
	Portfolio	Income Fund	Fund	Fund II	II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$737,324	$86,637	$246,159	$711,914	$—
Expenses:
Administrative, mortality and expense risk charges	218,451	25,935	322,903	829,562	456,279

Net investment income (loss)	518,873	60,702	(76,744)	(117,648)	(456,279)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,428,580	—	—	—	—
Proceeds from sales	34,590,169	583,921	2,133,002	43,857,431	14,645,256
Cost of investments sold	49,737,256	634,693	3,136,975	45,176,175	17,365,471

Net realized capital gains (losses) on investments	(12,718,507)	(50,772)	(1,003,973)	(1,318,744)	(2,720,215)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,739,926)	(483,527)	(6,501,501)	(10,052,785)	(13,001,109)
End of period	269,777	50,005	214,161	(2,687,849)	(2,990,933)

Net change in unrealized appreciation/depreciation of investments	13,009,703	533,532	6,715,662	7,364,936	10,010,176

Net realized and unrealized capital gains (losses) on investments	291,196	482,760	5,711,689	6,046,192	7,289,961

Increase (decrease) in net assets from operations	$810,069	$543,462	$5,634,945	$5,928,544	$6,833,682

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Templeton	Templeton		Janus Aspen-
	Foreign	Growth	Janus Aspen	Enterprise	MFS® Growth
	Securities Fund	Securities Fund	Forty Portfolio	Portfolio	Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$215,364	$117,218	$4,262	$—	$153,781
Expenses:
Administrative, mortality and expense risk charges	97,733	46,222	511,780	99,741	671,980

Net investment income (loss)	117,631	70,996	(507,518)	(99,741)	(518,199)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	265,686	—	—	—	—
Proceeds from sales	3,497,389	1,557,269	16,038,273	2,556,197	10,239,052
Cost of investments sold	4,743,519	2,562,996	18,744,825	4,046,033	15,671,271

Net realized capital gains (losses) on investments	(980,445)	(1,005,727)	(2,706,552)	(1,489,836)	(5,432,219)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,847,976)	(2,612,977)	(13,623,423)	(5,062,197)	(18,376,568)
End of period	(734,182)	(873,798)	1,602,669	(908,671)	2,942,635

Net change in unrealized appreciation/depreciation of investments	3,113,794	1,739,179	15,226,092	4,153,526	21,319,203

Net realized and unrealized capital gains (losses) on investments	2,133,349	733,452	12,519,540	2,663,690	15,886,984

Increase (decrease) in net assets from operations	$2,250,980	$804,448	$12,012,022	$2,563,949	$15,368,785

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Oppenheimer		Oppenheimer
	Capital	Oppenheimer	Main Street	PIMCO
	Appreciation	Main Street	Small Cap	CommodityRealReturn
	Fund/VA	Fund®/VA	Fund®/VA	Strategy Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$76	$11,132	$12,906	$693,937
Expenses:
Administrative, mortality and expense risk charges	16,142	10,814	28,202	219,835

Net investment income (loss)	(16,066)	318	(15,296)	474,102

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,308,613
Proceeds from sales	307,784	144,029	418,125	10,941,998
Cost of investments sold	407,456	185,012	641,962	17,152,299

Net realized capital gains (losses) on investments	(99,672)	(40,983)	(223,837)	(4,901,688)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(628,861)	(395,264)	(1,128,687)	(9,129,494)
End of period	(102,944)	(175,720)	(170,204)	203,577

Net change in unrealized appreciation/depreciation of investments	525,917	219,544	958,483	9,333,071

Net realized and unrealized capital gains (losses) on investments	426,245	178,561	734,646	4,431,383

Increase (decrease) in net assets from operations	$410,179	$178,879	$719,350	$4,905,485

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

				Pioneer
	PIMCO Low			Emerging
	Duration	PIMCO Real	PIMCO Total	Markets VCT	Pioneer Fund
	Portfolio	Return Portfolio	Return Portfolio	Portfolio	VCT Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$103,710	$1,145,425	$24,493,982	$30,644	$7,911
Expenses:
Administrative, mortality and expense risk charges	47,073	554,757	6,751,212	123,085	7,034

Net investment income (loss)	56,637	590,668	17,742,770	(92,441)	877

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	215,096	1,194,950	15,229,743	—	—
Proceeds from sales	2,724,137	21,144,262	120,440,665	3,599,804	117,199
Cost of investments sold	2,730,687	21,217,085	114,236,145	5,145,709	183,538

Net realized capital gains (losses) on investments	208,546	1,122,127	21,434,263	(1,545,905)	(66,339)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(83,378)	(3,524,558)	(448,799)	(2,742,462)	(263,418)
End of period	(46,692)	624,565	14,417,816	3,298,176	(91,311)

Net change in unrealized appreciation/depreciation of investments	36,686	4,149,123	14,866,615	6,040,638	172,107

Net realized and unrealized capital gains (losses) on investments	245,232	5,271,250	36,300,878	4,494,733	105,768

Increase (decrease) in net assets from operations	$301,869	$5,861,918	$54,043,648	$4,402,292	$106,645

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Pioneer High	Pioneer Real		Seligman Smaller-	Transamerica
	Yield VCT	Estate Shares	NFJ Dividend	Cap Value	Convertible
	Portfolio	VCT Portfolio	Value Portfolio	Portfolio	Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$346,726	$274,657	$125,681	$—	$3,463
Expenses:
Administrative, mortality and expense risk charges	88,741	91,906	31,483	112,398	1,307

Net investment income (loss)	257,985	182,751	94,198	(112,398)	2,156

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	180,160	—
Proceeds from sales	3,985,087	2,780,638	528,011	2,030,974	10,521
Cost of investments sold	3,999,495	4,128,575	856,063	6,619,477	14,060

Net realized capital gains (losses) on investments	(14,408)	(1,347,937)	(328,052)	(4,408,343)	(3,539)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(800,597)	(2,152,920)	(863,071)	(8,337,455)	(14,478)
End of period	1,619,684	1,588,978	(362,422)	(1,717,568)	11,088

Net change in unrealized appreciation/depreciation of investments	2,420,281	3,741,898	500,649	6,619,887	25,566

Net realized and unrealized capital gains (losses) on investments	2,405,873	2,393,961	172,597	2,211,544	22,027

Increase (decrease) in net assets from operations	$2,663,858	$2,576,712	$266,795	$2,099,146	$24,183

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		Transamerica	Transamerica	Van Kampen	Van Kampen
	Transamerica	Growth	Small/Mid Cap	Capital Growth	Comstock
	Equity VP	Opportunities VP	Value VP	Portfolio	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$3,969	$4,105	$2,170,048
Expenses:
Administrative, mortality and expense risk charges	—	298	6,542	58,118	409,404

Net investment income (loss)	—	(298)	(2,573)	(54,013)	1,760,644

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	—	1,374	299,841	2,090,271	54,520,319
Cost of investments sold	—	1,354	281,535	1,812,149	77,134,897

Net realized capital gains (losses) on investments	—	20	18,306	278,122	(22,614,578)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(12,953)	(974,989)	(20,900,228)
End of period	—	4,753	82,625	628,699	3,031,773

Net change in unrealized appreciation/depreciation of investments	—	4,753	95,578	1,603,688	23,932,001

Net realized and unrealized capital gains (losses) on investments	—	4,773	113,884	1,881,810	1,317,423

Increase (decrease) in net assets from operations	$—	$4,475	$111,311	$1,827,797	$3,078,067

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Wanger
	International	Wanger USA
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$87,854	$—
Expenses:
Administrative, mortality and expense risk charges	33,916	143,150

Net investment income (loss)	53,938	(143,150)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	601,876	7,192,272
Cost of investments sold	1,019,247	6,983,088

Net realized capital gains (losses) on investments	(417,371)	209,184

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,782,398)	(1,485,221)
End of period	(496,898)	1,823,571

Net change in unrealized appreciation/depreciation of investments	1,285,500	3,308,792

Net realized and unrealized capital gains (losses) on investments	868,129	3,517,976

Increase (decrease) in net assets from operations	$922,067	$3,374,826

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			AIM V.I. Capital Appreciation
	AIM V.I. Basic Value Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$919	$(1,884)	$(137,979)	$(562,934)
Net realized capital gains (losses) on investments	(121,341)	30,742	(684,257)	(3,106)
Net change in unrealized appreciation/depreciation of investments	243,876	(257,438)	4,260,807	(22,705,313)

Increase (decrease) in net assets from operations	123,454	(228,580)	3,438,571	(23,271,353)

Contract transactions
Net contract purchase payments	2,000	4,719	9,344	55,775
Transfer payments from (to) other subaccounts or general account	451,080	3,314	(885,220)	(13,030,849)
Contract terminations, withdrawals, and other deductions	(1,772)	(3,713)	(1,392,226)	(5,728,752)
Contract maintenance charges	(3,779)	(2,722)	(14,833)	(23,148)

Increase (decrease) in net assets from contract transactions	447,529	1,598	(2,282,935)	(18,726,973)

Net increase (decrease) in net assets	570,983	(226,982)	1,155,636	(41,998,327)

Net assets:
Beginning of the period	198,046	425,027	19,885,173	61,883,500

End of the period	$769,029	$198,046	$21,040,809	$19,885,173

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			AIM V.I. International Growth
	AIM V.I. Core Equity Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$144,480	$876,509	$(4,245)	$(148,028)
Net realized capital gains (losses) on investments	(5,880,365)	100,155	(144,497)	388,931
Net change in unrealized appreciation/depreciation of investments	22,073,629	(32,322,711)	2,595,075	(7,726,726)

Increase (decrease) in net assets from operations	16,337,744	(31,346,047)	2,446,333	(7,485,823)

Contract transactions
Net contract purchase payments	49,377	128,032	2,346	14,379
Transfer payments from (to) other subaccounts or general account	(14,832,019)	25,953,692	179,742	177,218
Contract terminations, withdrawals, and other deductions	(9,033,975)	(11,834,205)	(1,210,088)	(2,207,782)
Contract maintenance charges	(41,111)	(39,231)	(1,457)	(2,234)

Increase (decrease) in net assets from contract transactions	(23,857,728)	14,208,288	(1,029,457)	(2,018,419)

Net increase (decrease) in net assets	(7,519,985)	(17,137,759)	1,416,876	(9,504,242)

Net assets:
Beginning of the period	80,436,715	97,574,474	8,372,260	17,876,502

End of the period	$72,916,730	$80,436,715	$9,789,136	$8,372,260

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I. Mid Cap Core Equity		AllianceBernstein International
	Fund		Value Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$35,354	$8,187	$(3,547)	$(13,911)
Net realized capital gains (losses) on investments	(681,820)	385,102	(1,032,808)	(48,545)
Net change in unrealized appreciation/ depreciation of investments	3,825,016	(1,576,526)	1,681,845	(2,086,242)

Increase (decrease) in net assets from operations	3,178,550	(1,183,237)	645,490	(2,148,698)

Contract transactions
Net contract purchase payments	129,602	37,285	87,940	277,781
Transfer payments from (to) other subaccounts or general account	11,170,668	1,536,792	(702,236)	2,050,672
Contract terminations, withdrawals, and other deductions	(489,045)	(283,849)	(28,900)	(11,474)
Contract maintenance charges	(87,064)	(27,977)	(19,503)	(16,840)

Increase (decrease) in net assets from contract transactions	10,724,161	1,262,251	(662,699)	2,300,139

Net increase (decrease) in net assets	13,902,711	79,014	(17,209)	151,441

Net assets:
Beginning of the period	2,926,827	2,847,813	2,250,405	2,098,964

End of the period	$16,829,538	$2,926,827	$2,233,196	$2,250,405

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Global		AllianceBernstein Growth and
	Thematic Growth Portfolio		Income Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(49,623)	$(49,379)	$490,096	$65,475
Net realized capital gains (losses) on investments	(562,577)	156,796	(8,538,670)	1,390,480
Net change in unrealized appreciation/depreciation of investments	1,960,536	(2,334,052)	11,014,678	(10,789,629)

Increase (decrease) in net assets from operations	1,348,336	(2,226,635)	2,966,104	(9,333,674)

Contract transactions
Net contract purchase payments	5,238	3,210	2,379	9,453
Transfer payments from (to) other subaccounts or general account	3,114,514	(769,936)	2,396,449	(6,752,835)
Contract terminations, withdrawals, and other deductions	(195,084)	(293,736)	(2,288,853)	(2,600,747)
Contract maintenance charges	(8,389)	(6,649)	(2,002)	(2,347)

Increase (decrease) in net assets from contract transactions	2,916,279	(1,067,111)	107,973	(9,346,476)

Net increase (decrease) in net assets	4,264,615	(3,293,746)	3,074,077	(18,680,150)

Net assets:
Beginning of the period	2,091,904	5,385,650	10,623,241	29,303,391

End of the period	$6,356,519	$2,091,904	$13,697,318	$10,623,241

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Large Cap		AllianceBernstein Small/Mid
	Growth Portfolio		Cap Value Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(994,986)	$(1,699,822)	$(29,849)	$(67,663)
Net realized capital gains (losses) on investments	(14,016,827)	(13,672,080)	(5,128,618)	376,565
Net change in unrealized appreciation/depreciation of investments	40,269,019	(44,590,063)	5,324,707	(4,024,024)

Increase (decrease) in net assets from operations	25,257,206	(59,961,965)	166,240	(3,715,122)

Contract transactions
Net contract purchase payments	44,849	185,999	56,703	160,590
Transfer payments from (to) other subaccounts or general account	(4,373,725)	(11,025,557)	(3,345,359)	1,520,264
Contract terminations, withdrawals, and other deductions	(8,141,667)	(16,095,989)	(247,204)	(367,679)
Contract maintenance charges	(70,564)	(77,167)	(35,037)	(71,343)

Increase (decrease) in net assets from contract transactions	(12,541,107)	(27,012,714)	(3,570,897)	1,241,832

Net increase (decrease) in net assets	12,716,099	(86,974,679)	(3,404,657)	(2,473,290)

Net assets:
Beginning of the period	79,762,792	166,737,471	7,188,463	9,661,753

End of the period	$92,478,891	$79,762,792	$3,783,806	$7,188,463

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Value		American Century VP
	Portfolio		International Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$24,032	$20,946	$499,165	$(447,859)
Net realized capital gains (losses) on investments	(403,638)	(157,800)	(19,553,362)	10,738,522
Net change in unrealized appreciation/depreciation of investments	608,674	(872,919)	23,477,777	(52,561,562)

Increase (decrease) in net assets from operations	229,068	(1,009,773)	4,423,580	(42,270,899)

Contract transactions
Net contract purchase payments	2,373	810	8,943	26,181
Transfer payments from (to) other subaccounts or general account	(101,281)	(594,931)	(1,671,267)	15,503,538
Contract terminations, withdrawals, and other deductions	(58,678)	(22,770)	(2,951,277)	(9,175,201)
Contract maintenance charges	(12,952)	(16,719)	(47,596)	(68,150)

Increase (decrease) in net assets from contract transactions	(170,538)	(633,610)	(4,661,197)	6,286,368

Net increase (decrease) in net assets	58,530	(1,643,383)	(237,617)	(35,984,531)

Net assets:
Beginning of the period	1,293,526	2,936,909	45,381,177	81,365,708

End of the period	$1,352,056	$1,293,526	$45,143,560	$45,381,177

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Century VP Ultra®		American Funds Asset
	Fund		Allocation Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(91,438)	$(267,752)	$107,506	$152,041
Net realized capital gains (losses) on investments	(1,629,838)	116,424	(647,015)	410,898
Net change in unrealized appreciation/depreciation of investments	2,993,156	(4,446,637)	3,200,548	(6,365,493)

Increase (decrease) in net assets from operations	1,271,880	(4,597,965)	2,661,039	(5,802,554)

Contract transactions
Net contract purchase payments	303	19,617	35,338	811,576
Transfer payments from (to) other subaccounts or general account	(41,400,276)	34,455,143	297,940	847,756
Contract terminations, withdrawals, and other deductions	(2,324,457)	(2,528,608)	(516,052)	(221,278)
Contract maintenance charges	(15,500)	(17,057)	(137,520)	(133,859)

Increase (decrease) in net assets from contract transactions	(43,739,930)	31,929,095	(320,294)	1,304,195

Net increase (decrease) in net assets	(42,468,050)	27,331,130	2,340,745	(4,498,359)

Net assets:
Beginning of the period	47,780,736	20,449,606	12,736,951	17,235,310

End of the period	$5,312,686	$47,780,736	$15,077,696	$12,736,951

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Bond Fund		American Funds Growth Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$756,814	$2,570,555	$(503,517)	$(652,763)
Net realized capital gains (losses) on investments	(2,223,296)	(3,427,136)	(37,688,061)	4,420,718
Net change in unrealized appreciation/depreciation of investments	6,875,576	(6,735,259)	48,902,512	(45,636,518)

Increase (decrease) in net assets from operations	5,409,094	(7,591,840)	10,710,934	(41,868,563)

Contract transactions
Net contract purchase payments	826,312	1,173,332	174,313	1,502,416
Transfer payments from (to) other subaccounts or general account	500,697	(8,296,319)	(30,445,622)	27,350,163
Contract terminations, withdrawals, and other deductions	(2,894,678)	(2,862,543)	(2,517,304)	(2,519,875)
Contract maintenance charges	(511,109)	(554,043)	(480,999)	(633,213)

Increase (decrease) in net assets from contract transactions	(2,078,778)	(10,539,573)	(33,269,612)	25,699,491

Net increase (decrease) in net assets	3,330,316	(18,131,413)	(22,558,678)	(16,169,072)

Net assets:
Beginning of the period	47,242,306	65,373,719	67,369,881	83,538,953

End of the period	$50,572,622	$47,242,306	$44,811,203	$67,369,881

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Growth-		American Funds International
	Income Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(12,934)	$44,807	$66,426	$320,930
Net realized capital gains (losses) on investments	(1,797,641)	1,467,768	(10,771,478)	11,108,334
Net change in unrealized appreciation/depreciation of investments	7,257,997	(13,381,051)	36,858,543	(60,576,171)

Increase (decrease) in net assets from operations	5,447,422	(11,868,476)	26,153,491	(49,146,907)

Contract transactions
Net contract purchase payments	84,368	892,731	1,091,173	1,917,214
Transfer payments from (to) other subaccounts or general account	(819,208)	4,555,064	23,442,580	20,224,734
Contract terminations, withdrawals, and other deductions	(902,949)	(1,456,594)	(4,191,955)	(3,880,962)
Contract maintenance charges	(231,292)	(225,088)	(796,973)	(739,629)

Increase (decrease) in net assets from contract transactions	(1,869,081)	3,766,113	19,544,825	17,521,357

Net increase (decrease) in net assets	3,578,341	(8,102,363)	45,698,316	(31,625,550)

Net assets:
Beginning of the period	19,546,529	27,648,892	68,912,969	100,538,519

End of the period	$23,124,870	$19,546,529	$114,611,285	$68,912,969

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Balanced Capital		BlackRock Basic Value V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$223,917	$332,633	$2,020,049	$1,935,691
Net realized capital gains (losses) on investments	(878,437)	411,095	(27,799,389)	(43,894,890)
Net change in unrealized appreciation/depreciation of investments	4,504,027	(13,411,286)	91,783,450	(148,304,652)

Increase (decrease) in net assets from operations	3,849,507	(12,667,558)	66,004,110	(190,263,851)

Contract transactions
Net contract purchase payments	—	—	730,592	703,367
Transfer payments from (to) other subaccounts or general account	(1,253,169)	(2,178,854)	27,497,626	(41,604,728)
Contract terminations, withdrawals, and other deductions	(3,363,386)	(5,759,414)	(27,217,421)	(55,096,260)
Contract maintenance charges	(12,772)	(13,255)	(428,167)	(416,033)

Increase (decrease) in net assets from contract transactions	(4,629,327)	(7,951,523)	582,630	(96,413,654)

Net increase (decrease) in net assets	(779,820)	(20,619,081)	66,586,740	(286,677,505)

Net assets:
Beginning of the period	27,380,777	47,999,858	242,738,742	529,416,247

End of the period	$26,600,957	$27,380,777	$309,325,482	$242,738,742

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Total Return		BlackRock Fundamental Growth
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$8,717,523	$9,778,487	$(1,420,574)	$(1,339,913)
Net realized capital gains (losses) on investments	(5,605,918)	(6,009,840)	(9,113,105)	(3,401,600)
Net change in unrealized appreciation/depreciation of investments	25,312,994	(39,886,220)	57,914,494	(53,124,968)

Increase (decrease) in net assets from operations	28,424,599	(36,117,573)	47,380,815	(57,866,481)

Contract transactions
Net contract purchase payments	124,695	135,310	902,906	1,028,035
Transfer payments from (to) other subaccounts or general account	(15,978,435)	(37,298,764)	67,646,955	13,474,353
Contract terminations, withdrawals, and other deductions	(28,143,400)	(41,681,340)	(12,198,067)	(14,273,259)
Contract maintenance charges	(190,231)	(205,468)	(553,469)	(406,304)

Increase (decrease) in net assets from contract transactions	(44,187,371)	(79,050,262)	55,798,325	(177,175)

Net increase (decrease) in net assets	(15,762,772)	(115,167,835)	103,179,140	(58,043,656)

Net assets:
Beginning of the period	197,310,857	312,478,692	84,194,458	142,238,114

End of the period	$181,548,085	$197,310,857	$187,373,598	$84,194,458

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Global Allocation		BlackRock Global Growth
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$2,934,603	$4,575,247	$406,344	$(528,179)
Net realized capital gains (losses) on investments	7,047,239	5,664,880	3,648,085	6,315,345
Net change in unrealized appreciation/depreciation of investments	84,816,935	(144,653,276)	12,068,143	(35,998,048)

Increase (decrease) in net assets from operations	94,798,777	(134,413,149)	16,122,572	(30,210,882)

Contract transactions
Net contract purchase payments	2,669,574	2,851,453	42,973	112,473
Transfer payments from (to) other subaccounts or general account	43,943,712	56,825,481	(2,392,328)	(1,998,865)
Contract terminations, withdrawals, and other deductions	(54,355,872)	(72,672,917)	(3,524,856)	(6,518,432)
Contract maintenance charges	(1,102,780)	(922,991)	(45,584)	(38,507)

Increase (decrease) in net assets from contract transactions	(8,845,366)	(13,918,974)	(5,919,795)	(8,443,331)

Net increase (decrease) in net assets	85,953,411	(148,332,123)	10,202,777	(38,654,213)

Net assets:
Beginning of the period	509,226,455	657,558,578	30,584,340	69,238,553

End of the period	$595,179,866	$509,226,455	$40,787,117	$30,584,340

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Government Income		BlackRock High Income
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$5,410,670	$2,547,936	$7,269,635	$8,596,376
Net realized capital gains (losses) on investments	2,145,652	(1,386,417)	(6,989,769)	(2,356,489)
Net change in unrealized appreciation/depreciation of investments	(14,838,061)	12,438,316	38,535,382	(41,279,149)

Increase (decrease) in net assets from operations	(7,281,739)	13,599,835	38,815,248	(35,039,262)

Contract transactions
Net contract purchase payments	34,286	297,701	132,922	98,164
Transfer payments from (to) other subaccounts or general account	25,526,241	21,947,019	(3,663,993)	(3,862,537)
Contract terminations, withdrawals, and other deductions	(35,956,258)	(34,063,269)	(11,263,782)	(18,437,672)
Contract maintenance charges	(169,805)	(125,838)	(89,518)	(82,973)

Increase (decrease) in net assets from contract transactions	(10,565,536)	(11,944,387)	(14,884,371)	(22,285,018)

Net increase (decrease) in net assets	(17,847,275)	1,655,448	23,930,877	(57,324,280)

Net assets:
Beginning of the period	220,898,844	219,243,396	80,811,333	138,135,613

End of the period	$203,051,569	$220,898,844	$104,742,210	$80,811,333

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock International Value		BlackRock Large Cap Core
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$1,196,672	$2,182,314	$(107,984)	$(808,736)
Net realized capital gains (losses) on investments	(11,576,323)	5,731,622	(16,812,107)	(2,241,296)
Net change in unrealized appreciation/depreciation of investments	34,171,944	(107,696,802)	52,129,270	(144,814,324)

Increase (decrease) in net assets from operations	23,792,293	(99,782,866)	35,209,179	(147,864,356)

Contract transactions
Net contract purchase payments	82,737	221,910	246,418	309,438
Transfer payments from (to) other subaccounts or general account	27,646,722	(40,760,397)	(12,287,879)	(31,429,182)
Contract terminations, withdrawals, and other deductions	(10,988,164)	(22,696,853)	(20,893,612)	(41,972,808)
Contract maintenance charges	(137,425)	(162,920)	(267,203)	(302,016)

Increase (decrease) in net assets from contract transactions	16,603,870	(63,398,260)	(33,202,276)	(73,394,568)

Net increase (decrease) in net assets	40,396,163	(163,181,126)	2,006,903	(221,258,924)

Net assets:
Beginning of the period	98,128,577	261,309,703	196,112,051	417,370,975

End of the period	$138,524,740	$98,128,577	$198,118,954	$196,112,051

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Large Cap Growth		BlackRock Large Cap Value
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(860,494)	$(1,127,886)	$215,795	$(179,740)
Net realized capital gains (losses) on investments	(5,409,755)	1,343,294	(25,460,855)	1,974,206
Net change in unrealized appreciation/depreciation of investments	35,750,346	(62,361,960)	38,254,678	(35,054,190)

Increase (decrease) in net assets from operations	29,480,097	(62,146,552)	13,009,618	(33,259,724)

Contract transactions
Net contract purchase payments	812,330	262,367	41,541	60,238
Transfer payments from (to) other subaccounts or general account	22,940,043	(286,992)	(9,625,815)	17,940,974
Contract terminations, withdrawals, and other deductions	(9,579,696)	(16,311,306)	(10,115,154)	(10,394,871)
Contract maintenance charges	(482,548)	(153,439)	(170,086)	(163,272)

Increase (decrease) in net assets from contract transactions	13,690,129	(16,489,370)	(19,869,514)	7,443,069

Net increase (decrease) in net assets	43,170,226	(78,635,922)	(6,859,896)	(25,816,655)

Net assets:
Beginning of the period	87,348,034	165,983,956	109,564,047	135,380,702

End of the period	$130,518,260	$87,348,034	$102,704,151	$109,564,047

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Money Market		BlackRock S&P 500 Index
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(2,877,212)	$2,501,182	$619,749	$713,171
Net realized capital gains (losses) on investments	39,594	—	(12,143,964)	(1,625,929)
Net change in unrealized appreciation/depreciation of investments	—	—	34,391,102	(68,554,523)

Increase (decrease) in net assets from operations	(2,837,618)	2,501,182	22,866,887	(69,467,281)

Contract transactions
Net contract purchase payments	78,937,761	190,116,958	199,624	489,341
Transfer payments from (to) other subaccounts or general account	19,297,840	(76,050,145)	(3,072,539)	(12,658,870)
Contract terminations, withdrawals, and other deductions	(68,496,394)	(109,137,542)	(9,637,810)	(18,833,101)
Contract maintenance charges	(354,744)	(238,273)	(150,281)	(161,778)

Increase (decrease) in net assets from contract transactions	29,384,463	4,690,998	(12,661,006)	(31,164,408)

Net increase (decrease) in net assets	26,546,845	7,192,180	10,205,881	(100,631,689)

Net assets:
Beginning of the period	238,950,937	231,758,757	105,041,417	205,673,106

End of the period	$265,497,782	$238,950,937	$115,247,298	$105,041,417

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Utilities &		BlackRock Value Opportunities
	Telecommunications		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$305,498	$259,848	$(637,869)	$(1,332,647)
Net realized capital gains (losses) on investments	(947,009)	1,225,578	(22,856,297)	(25,048,911)
Net change in unrealized appreciation/depreciation of investments	2,662,663	(12,300,505)	48,248,954	(59,577,506)

Increase (decrease) in net assets from operations	2,021,152	(10,815,079)	24,754,788	(85,959,064)

Contract transactions
Net contract purchase payments	—	—	129,685	363,833
Transfer payments from (to) other subaccounts or general account	(1,145,391)	(1,041,267)	23,602,326	(21,032,740)
Contract terminations, withdrawals, and other deductions	(1,670,271)	(4,386,552)	(10,084,325)	(25,917,795)
Contract maintenance charges	(6,105)	(7,006)	(119,557)	(139,538)

Increase (decrease) in net assets from contract transactions	(2,821,767)	(5,434,825)	13,528,129	(46,726,240)

Net increase (decrease) in net assets	(800,615)	(16,249,904)	38,282,917	(132,685,304)

Net assets:
Beginning of the period	18,400,277	34,650,181	103,218,569	235,903,873

End of the period	$17,599,662	$18,400,277	$141,501,486	$103,218,569

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Dreyfus VIF Appreciation
	Davis Value Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(221,353)	$(785,723)	$518,873	$38,760
Net realized capital gains (losses) on investments	(6,876,953)	5,094,086	(12,718,507)	945,940
Net change in unrealized appreciation/depreciation of investments	40,315,852	(71,277,706)	13,009,703	(13,775,158)

Increase (decrease) in net assets from operations	33,217,546	(66,969,343)	810,069	(12,790,458)

Contract transactions
Net contract purchase payments	405,153	412,386	161,501	607,476
Transfer payments from (to) other subaccounts or general account	87,177,846	(19,116,863)	(29,324,268)	10,311,379
Contract terminations, withdrawals, and other deductions	(11,493,169)	(16,907,138)	(794,880)	(1,447,472)
Contract maintenance charges	(316,809)	(238,115)	(164,813)	(291,786)

Increase (decrease) in net assets from contract transactions	75,773,021	(35,849,730)	(30,122,460)	9,179,597

Net increase (decrease) in net assets	108,990,567	(102,819,073)	(29,312,391)	(3,610,861)

Net assets:
Beginning of the period	76,653,721	179,472,794	30,605,127	34,215,988

End of the period	$185,644,288	$76,653,721	$1,292,736	$30,605,127

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Eaton Vance VT Floating-Rate		Eaton Vance VT Large-Cap
	Income Fund		Value Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$60,702	$75,226	$(76,744)	$(36,920)
Net realized capital gains (losses) on investments	(50,772)	(129,652)	(1,003,973)	(2,391,311)
Net change in unrealized appreciation/depreciation of investments	533,532	(441,648)	6,715,662	(6,510,111)

Increase (decrease) in net assets from operations	543,462	(496,074)	5,634,945	(8,938,342)

Contract transactions
Net contract purchase payments	132,099	23,437	659,681	398,467
Transfer payments from (to) other subaccounts or general account	789,082	(609,293)	23,826,634	2,261,234
Contract terminations, withdrawals, and other deductions	(92,501)	(62,091)	(1,104,822)	(888,493)
Contract maintenance charges	(15,007)	(12,385)	(221,777)	(171,089)

Increase (decrease) in net assets from contract transactions	813,673	(660,332)	23,159,716	1,600,119

Net increase (decrease) in net assets	1,357,135	(1,156,406)	28,794,661	(7,338,223)

Net assets:
Beginning of the period	1,137,246	2,293,652	13,303,697	20,641,920

End of the period	$2,494,381	$1,137,246	$42,098,358	$13,303,697

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Federated Capital Appreciation
	Fund II		Federated Kaufmann Fund II
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(117,648)	$(667,907)	$(456,279)	$(376,047)
Net realized capital gains (losses) on investments	(1,318,744)	(6,204,561)	(2,720,215)	1,852,748
Net change in unrealized appreciation/depreciation of investments	7,364,936	(9,705,862)	10,010,176	(18,604,930)

Increase (decrease) in net assets from operations	5,928,544	(16,578,330)	6,833,682	(17,128,229)

Contract transactions
Net contract purchase payments	687,243	647,805	129,349	296,099
Transfer payments from (to) other subaccounts or general account	(18,139,473)	27,369,770	20,018,316	4,178,374
Contract terminations, withdrawals, and other deductions	(4,597,597)	(4,863,952)	(2,891,941)	(2,173,455)
Contract maintenance charges	(364,806)	(298,272)	(125,867)	(140,175)

Increase (decrease) in net assets from contract transactions	(22,414,633)	22,855,351	17,129,857	2,160,843

Net increase (decrease) in net assets	(16,486,089)	6,277,021	23,963,539	(14,967,386)

Net assets:
Beginning of the period	68,233,930	61,956,909	26,130,002	41,097,388

End of the period	$51,747,841	$68,233,930	$50,093,541	$26,130,002

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Templeton Foreign Securities		Templeton Growth Securities
	Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$117,631	$89,139	$70,996	$15,476
Net realized capital gains (losses) on investments	(980,445)	924,595	(1,005,727)	250,438
Net change in unrealized appreciation/depreciation of investments	3,113,794	(5,375,955)	1,739,179	(2,825,048)

Increase (decrease) in net assets from operations	2,250,980	(4,362,221)	804,448	(2,559,134)

Contract transactions
Net contract purchase payments	77,934	118,602	14,006	249,151
Transfer payments from (to) other subaccounts or general account	325,104	(85,172)	(903,823)	148,978
Contract terminations, withdrawals, and other deductions	(526,640)	(322,520)	(165,762)	(43,835)
Contract maintenance charges	(68,536)	(68,173)	(35,534)	(41,468)

Increase (decrease) in net assets from contract transactions	(192,138)	(357,263)	(1,091,113)	312,826

Net increase (decrease) in net assets	2,058,842	(4,719,484)	(286,665)	(2,246,308)

Net assets:
Beginning of the period	6,089,120	10,808,604	3,553,815	5,800,123

End of the period	$8,147,962	$6,089,120	$3,267,150	$3,553,815

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Janus Aspen-Enterprise
	Janus Aspen Forty Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(507,518)	$(956,222)	$(99,741)	$(181,146)
Net realized capital gains (losses) on investments	(2,706,552)	(7,304,092)	(1,489,836)	(2,291,007)
Net change in unrealized appreciation/depreciation of investments	15,226,092	(26,716,152)	4,153,526	(5,077,612)

Increase (decrease) in net assets from operations	12,012,022	(34,976,466)	2,563,949	(7,549,765)

Contract transactions
Net contract purchase payments	790,916	1,419,407	142,214	254,123
Transfer payments from (to) other subaccounts or general account	24,762,975	(16,606,483)	(731,114)	217,557
Contract terminations, withdrawals, and other deductions	(1,800,613)	(2,789,412)	(395,791)	(569,300)
Contract maintenance charges	(355,575)	(559,578)	(71,153)	(111,457)

Increase (decrease) in net assets from contract transactions	23,397,703	(18,536,066)	(1,055,844)	(209,077)

Net increase (decrease) in net assets	35,409,725	(53,512,532)	1,508,105	(7,758,842)

Net assets:
Beginning of the period	23,512,794	77,025,326	6,586,614	14,345,456

End of the period	$58,922,519	$23,512,794	$8,094,719	$6,586,614

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Oppenheimer Capital
	MFS® Growth Series		Appreciation Fund/VA
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(518,199)	$(749,286)	$(16,066)	$(21,520)
Net realized capital gains (losses) on investments	(5,432,219)	(6,176,566)	(99,672)	(2,812)
Net change in unrealized appreciation/depreciation of investments	21,319,203	(22,116,095)	525,917	(848,236)

Increase (decrease) in net assets from operations	15,368,785	(29,041,947)	410,179	(872,568)

Contract transactions
Net contract purchase payments	35,546	108,756	26,081	3,151
Transfer payments from (to) other subaccounts or general account	(635,771)	1,628,158	(54,828)	81,999
Contract terminations, withdrawals, and other deductions	(4,258,289)	(8,039,012)	(14,570)	(141,115)
Contract maintenance charges	(41,115)	(41,186)	(13,467)	(14,057)

Increase (decrease) in net assets from contract transactions	(4,899,629)	(6,343,284)	(56,784)	(70,022)

Net increase (decrease) in net assets	10,469,156	(35,385,231)	353,395	(942,590)

Net assets:
Beginning of the period	45,125,713	80,510,944	1,054,716	1,997,306

End of the period	$55,594,869	$45,125,713	$1,408,111	$1,054,716

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Oppenheimer Main Street		Oppenheimer Main Street
	Fund®/VA		Small Cap Fund®/VA
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$318	$(2,421)	$(15,296)	$(23,354)
Net realized capital gains (losses) on investments	(40,983)	47,199	(223,837)	58,206
Net change in unrealized appreciation/depreciation of investments	219,544	(470,039)	958,483	(998,800)

Increase (decrease) in net assets from operations	178,879	(425,261)	719,350	(963,948)

Contract transactions
Net contract purchase payments	19,809	2,400	27,170	7,524
Transfer payments from (to) other subaccounts or general account	71,028	50,519	673,831	3,112
Contract terminations, withdrawals, and other deductions	(29,602)	(3,046)	(117,262)	(126,677)
Contract maintenance charges	(6,888)	(6,769)	(18,135)	(16,534)

Increase (decrease) in net assets from contract transactions	54,347	43,104	565,604	(132,575)

Net increase (decrease) in net assets	233,226	(382,157)	1,284,954	(1,096,523)

Net assets:
Beginning of the period	652,232	1,034,389	1,562,093	2,658,616

End of the period	$885,458	$652,232	$2,847,047	$1,562,093

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO Commodity RealReturn		PIMCO Low Duration
	Strategy Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$474,102	$698,371	$56,637	$65,122
Net realized capital gains (losses) on investments	(4,901,688)	5,040,757	208,546	7,212
Net change in unrealized appreciation/depreciation of investments	9,333,071	(11,841,816)	36,686	(115,152)

Increase (decrease) in net assets from operations	4,905,485	(6,102,688)	301,869	(42,818)

Contract transactions
Net contract purchase payments	263,418	496,157	538,339	37,333
Transfer payments from (to) other subaccounts or general account	(2,832,160)	(8,345,539)	1,037,038	415,994
Contract terminations, withdrawals, and other deductions	(801,636)	(1,504,747)	(184,762)	(86,268)
Contract maintenance charges	(147,806)	(194,867)	(31,794)	(21,602)

Increase (decrease) in net assets from contract transactions	(3,518,184)	(9,548,996)	1,358,821	345,457

Net increase (decrease) in net assets	1,387,301	(15,651,684)	1,660,690	302,639

Net assets:
Beginning of the period	14,224,468	29,876,152	2,521,762	2,219,123

End of the period	$15,611,769	$14,224,468	$4,182,452	$2,521,762

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO Real Return		PIMCO Total Return
	Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$590,668	$720,731	$17,742,770	$13,356,499
Net realized capital gains (losses) on investments	1,122,127	923,293	21,434,263	9,830,899
Net change in unrealized appreciation/depreciation of investments	4,149,123	(4,606,674)	14,866,615	(8,571,810)

Increase (decrease) in net assets from operations	5,861,918	(2,962,650)	54,043,648	14,615,588

Contract transactions
Net contract purchase payments	671,083	616,265	4,390,072	2,514,266
Transfer payments from (to) other subaccounts or general account	(12,137,500)	8,838,908	65,351,235	46,363,898
Contract terminations, withdrawals, and other deductions	(2,117,802)	(1,593,172)	(51,732,371)	(49,654,464)
Contract maintenance charges	(367,098)	(301,378)	(2,091,284)	(1,440,082)

Increase (decrease) in net assets from contract transactions	(13,951,317)	7,560,623	15,917,652	(2,216,382)

Net increase (decrease) in net assets	(8,089,399)	4,597,973	69,961,300	12,399,206

Net assets:
Beginning of the period	40,369,633	35,771,660	436,971,934	424,572,728

End of the period	$32,280,234	$40,369,633	$506,933,234	$436,971,934

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer Emerging Markets		Pioneer Fund VCT
	VCT Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(92,441)	$(50,664)	$877	$664
Net realized capital gains (losses) on investments	(1,545,905)	588,297	(66,339)	(36,009)
Net change in unrealized appreciation/depreciation of investments	6,040,638	(3,410,592)	172,107	(259,136)

Increase (decrease) in net assets from operations	4,402,292	(2,872,959)	106,645	(294,481)

Contract transactions
Net contract purchase payments	168,491	80,665	37,964	(31,596)
Transfer payments from (to) other subaccounts or general account	9,543,349	1,297,130	(13,167)	(61,260)
Contract terminations, withdrawals, and other deductions	(366,164)	(481,771)	(49,131)	(19,750)
Contract maintenance charges	(81,588)	(27,206)	(5,157)	(6,515)

Increase (decrease) in net assets from contract transactions	9,264,088	868,818	(29,491)	(119,121)

Net increase (decrease) in net assets	13,666,380	(2,004,141)	77,154	(413,602)

Net assets:
Beginning of the period	2,408,805	4,412,946	506,026	919,628

End of the period	$16,075,185	$2,408,805	$583,180	$506,026

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer High Yield VCT		Pioneer Real Estate
	Portfolio		Shares VCT Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$257,985	$148,919	$182,751	$87,064
Net realized capital gains (losses) on investments	(14,408)	(96,976)	(1,347,937)	(56,243)
Net change in unrealized appreciation/depreciation of investments	2,420,281	(803,751)	3,741,898	(2,152,920)

Increase (decrease) in net assets from operations	2,663,858	(751,808)	2,576,712	(2,122,099)

Contract transactions
Net contract purchase payments	133,350	10,929	117,016	32,581
Transfer payments from (to) other subaccounts or general account	6,667,467	(369,683)	(143,516)	7,263,349
Contract terminations, withdrawals, and other deductions	(368,504)	(65,148)	(305,249)	(93,922)
Contract maintenance charges	(56,936)	(16,138)	(60,802)	(25,131)

Increase (decrease) in net assets from contract transactions	6,375,377	(440,040)	(392,551)	7,176,877

Net increase (decrease) in net assets	9,039,235	(1,191,848)	2,184,161	5,054,778

Net assets:
Beginning of the period	1,266,242	2,458,090	5,054,778	—

End of the period	$10,305,477	$1,266,242	$7,238,939	$5,054,778

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	NFJ Dividend Value		Seligman Smaller-Cap
	Portfolio		Value Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$94,198	$25,864	$(112,398)	$(162,885)
Net realized capital gains (losses) on investments	(328,052)	(151,334)	(4,408,343)	3,025,772
Net change in unrealized appreciation/depreciation of investments	500,649	(703,942)	6,619,887	(7,980,210)

Increase (decrease) in net assets from operations	266,795	(829,412)	2,099,146	(5,117,323)

Contract transactions
Net contract purchase payments	82,700	270,821	130	3,013
Transfer payments from (to) other subaccounts or general account	76,222	1,222,106	198,052	(552,226)
Contract terminations, withdrawals, and other deductions	(27,755)	(15,924)	(1,103,272)	(1,410,553)
Contract maintenance charges	(19,627)	(13,067)	(1,217)	(1,835)

Increase (decrease) in net assets from contract transactions	111,540	1,463,936	(906,307)	(1,961,601)

Net increase (decrease) in net assets	378,335	634,524	1,192,839	(7,078,924)

Net assets:
Beginning of the period	1,960,936	1,326,412	7,019,207	14,098,131

End of the period	$2,339,271	$1,960,936	$8,212,046	$7,019,207

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Convertible
	Securities VP		Transamerica Equity VP
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)

Operations
Net investment income (loss)	$2,156	$1,045	$—	$—
Net realized capital gains (losses) on investments	(3,539)	3,694	—	—
Net change in unrealized appreciation/depreciation of investments	25,566	(14,478)	—	—

Increase (decrease) in net assets from operations	24,183	(9,739)	—	—

Contract transactions
Net contract purchase payments	14,336	—	—	—
Transfer payments from (to) other subaccounts or general account	66,720	54,166	—	—
Contract terminations, withdrawals, and other deductions	(2,029)	(100)	—	—
Contract maintenance charges	(806)	(136)	—	—

Increase (decrease) in net assets from contract transactions	78,221	53,930	—	—

Net increase (decrease) in net assets	102,404	44,191	—	—

Net assets:
Beginning of the period	44,191	—	—	—

End of the period	$146,595	$44,191	$—	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Growth		Transamerica Small/Mid Cap
	Opportunities VP		Value VP
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)

Operations
Net investment income (loss)	$(298)	$—	$(2,573)	$69,132
Net realized capital gains (losses) on investments	20	—	18,306	(3,771,877)
Net change in unrealized appreciation/depreciation of investments	4,753	—	95,578	(12,953)

Increase (decrease) in net assets from operations	4,475	—	111,311	(3,715,698)

Contract transactions
Net contract purchase payments	1	—	32,070	36,405
Transfer payments from (to) other subaccounts or general account	82,831	—	1,243,012	3,916,819
Contract terminations, withdrawals, and other deductions	—	—	(17,581)	(146,112)
Contract maintenance charges	(128)	—	(4,176)	(28,347)

Increase (decrease) in net assets from contract transactions	82,704	—	1,253,325	3,778,765

Net increase (decrease) in net assets	87,179	—	1,364,636	63,067

Net assets:
Beginning of the period	—	—	63,067	—

End of the period	$87,179	$—	$1,427,703	$63,067

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Van Kampen Capital Growth		Van Kampen Comstock
	Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(54,013)	$(51,815)	$1,760,644	$289,780
Net realized capital gains (losses) on investments	278,122	155,742	(22,614,578)	(2,855,394)
Net change in unrealized appreciation/depreciation of investments	1,603,688	(3,066,984)	23,932,001	(22,367,372)

Increase (decrease) in net assets from operations	1,827,797	(2,963,057)	3,078,067	(24,932,986)

Contract transactions
Net contract purchase payments	229	2,950	92,064	98,714
Transfer payments from (to) other subaccounts or general account	(179,075)	187,065	(43,841,532)	40,218,208
Contract terminations, withdrawals, and other deductions	(495,868)	(755,828)	(3,027,982)	(9,309,927)
Contract maintenance charges	(521)	(682)	(78,328)	(100,755)

Increase (decrease) in net assets from contract transactions	(675,235)	(566,495)	(46,855,778)	30,906,240

Net increase (decrease) in net assets	1,152,562	(3,529,552)	(43,777,711)	5,973,254

Net assets:
Beginning of the period	2,966,751	6,496,303	63,316,659	57,343,405

End of the period	$4,119,313	$2,966,751	$19,538,948	$63,316,659

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Wanger International		Wanger USA
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$53,938	$(14,195)	$(143,150)	$(46,661)
Net realized capital gains (losses) on investments	(417,371)	251,290	209,184	30,831
Net change in unrealized appreciation/depreciation of investments	1,285,500	(1,982,380)	3,308,792	(1,376,749)

Increase (decrease) in net assets from operations	922,067	(1,745,285)	3,374,826	(1,392,579)

Contract transactions
Net contract purchase payments	2,210	9,917	194,696	3,682
Transfer payments from (to) other subaccounts or general account	80,211	335,199	(914,520)	5,445,869
Contract terminations, withdrawals, and other deductions	(233,730)	(315,287)	(493,798)	(138,742)
Contract maintenance charges	(21,937)	(23,361)	(94,984)	(25,629)

Increase (decrease) in net assets from contract transactions	(173,246)	6,468	(1,308,606)	5,285,180

Net increase (decrease) in net assets	748,821	(1,738,817)	2,066,220	3,892,601

Net assets:
Beginning of the period	2,080,545	3,819,362	7,980,080	4,087,479

End of the period	$2,829,366	$2,080,545	$10,046,300	$7,980,080

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies
Organization
The Merrill Lynch Life Variable Annuity Separate Account A (the Mutual Fund Account or the Company) is a segregated investment account of Merrill Lynch Life Insurance Company (MLLIC), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands..
The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of the Merrill Lynch Separate Account A Variable Annuity.
On December 28, 2007 (the Acquisition Date), MLLIC and its affiliate, ML Life Insurance Company of New York, were acquired by AUSA. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the values or results of the Mutual Fund Account.

Subaccount Investment by Fund:
AIM Variable Insurance Funds-Series I Shares
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. International Growth Fund
AIM V.I. Mid Cap Core Equity Fund
AllianceBernstein Variable Products Series Fund, Inc.-Class A
AllianceBernstein International Value Portfolio
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
American Century Variable Portfolios, Inc.-Class I
American Century VP International Fund
American Century VP Ultra® Fund
American Funds Insurance Series-Class 2 Shares
American Funds Asset Allocation Fund
American Funds Bond Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Janus Aspen Series-Service Shares
Janus Aspen Forty Portfolio
Janus Aspen-Enterprise Portfolio
MFS® Variable Insurance TrustSM-Initial Class
MFS® Growth Series
Oppenheimer Variable Account Funds-Service Class
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust-Administrative Class Shares
PIMCO CommodityRealReturn Strategy Portfolio
PIMCO Low Duration Portfolio
PIMCO Real Return Portfolio
PIMCO Total Return Portfolio
Pioneer Variable Contracts Trust-Class II Shares
Pioneer Emerging Markets VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Fund:
BlackRock Variable Series Funds, Inc.-Class I Shares
BlackRock Balanced Capital
BlackRock Basic Value V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Utilities & Telecommunications
BlackRock Value Opportunities V.I. Fund
BlackRock Variable Series Fund, Inc.-Class III Shares
BlackRock Global Growth V.I. Fund-Class III
Davis Variable Account Fund, Inc.
Davis Value Portfolio
Dreyfus Variable Investment Fund-Service Class
Dreyfus VIF Appreciation Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
Federated Insurance series-Primary Class Shares
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II
Premier VIT
NFJ Dividend Value Portfolio
Seligman Portfolios, Inc.-Class I
Seligman Smaller-Cap Value Portfolio
Transamerica Series Trust-Service Class
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP
Van Kampen Life Investment Trust-class I Shares
Van Kampen Capital Growth Portfolio
Van Kampen Comstock Portfolio
Wanger Advisors Trust
Wanger International
Wanger USA
Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AIM V. I. Core Equity Fund	April 28, 2006
Pioneer Emerging Markets VCT Portfolio	May 1, 2006
Wanger International	April 27, 2007
AllianceBernstein International Value Porfolio	May 1, 2007
Eaton Vance VT Large-Cap Value Fund	May 1, 2007
Janus Aspen Forty Porftolio	May 1, 2007
Janus Aspen — Enterprise Portfolio	May 1, 2007
PIMCO Low Duration Portfolio	May 1, 2007
NFJ Dividend Value Portfolio	May 1, 2007

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount	Inception Date
Pioneer Real Estate Shares VCT Portfolio	May 1, 2008
Transamerica Convertible Securities VP	May 1, 2008
Transamerica Equity VP	May 1, 2008
Transamerica Growth Opportunities VP	May 1, 2008
Transamerica Small/Mid Cap Value VP	May 1, 2008
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
AllianceBernstein Global Thematic Growth Portfolio	AllianceBernstein VPS Global Technology A
Janus Aspen-Enterprise Portfolio	Janus Aspen — Mid Cap Growth Portfolio
Investments
Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.
Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.
Dividend Income
Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1.Organization and Summary of Significant Accounting Policies (Continued)
Accounting Policy
On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.
Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 165, Subsequent Events. See Note 8 to the financial statements for additional disclosure.
The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds-Series I Shares
AIM V.I. Basic Value Fund	$532,222	$83,774
AIM V.I. Capital Appreciation Fund	522,365	2,943,835
AIM V.I. Core Equity Fund	14,258,480	37,978,446
AIM V.I. International Growth Fund	1,088,977	2,124,577
AIM V.I. Mid Cap Core Equity Fund	12,638,467	1,714,641
AllianceBernstein Variable Products Series Fund, Inc.-Class A
AllianceBernstein International Value Portfolio	439,282	1,105,528
AllianceBernstein Global Thematic Growth Portfolio	4,360,228	1,499,153
AllianceBernstein Growth and Income Portfolio	12,782,233	12,184,170
AllianceBernstein Large Cap Growth Portfolio	1,933,003	15,469,096
AllianceBernstein Small/Mid Cap Value Portfolio	2,444,321	5,955,138
AllianceBernstein Value Portfolio	247,494	394,000
American Century Variable Portfolios, Inc.-Class I
American Century VP International Fund	25,075,977	29,238,017
American Century VP Ultra® Fund	1,349,059	45,180,431
American Funds Insurance Series-Class 2 Shares
American Funds Asset Allocation Fund	1,799,870	2,012,656
American Funds Bond Fund	15,222,401	16,544,363
American Funds Growth Fund	7,548,490	41,321,618
American Funds Growth-Income Fund	2,506,364	4,388,374
American Funds International Fund	45,611,200	25,574,532

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales
BlackRock Variable Series Funds, Inc.-Class I Shares
BlackRock Balanced Capital	$644,728	$5,050,142
BlackRock Basic Value V.I. Fund	48,059,546	45,462,516
BlackRock Total Return V.I. Fund	16,326,846	50,798,104
BlackRock Fundamental Growth V.I. Fund	92,006,026	37,628,264
BlackRock Global Allocation V.I. Fund	78,886,681	84,804,961
BlackRock Global Growth V.I. Fund	27,885,189	34,076,598
BlackRock Government Income V.I. Fund	62,141,954	62,259,613
BlackRock High Income V.I. Fund	13,425,189	20,972,361
BlackRock International Value V.I. Fund	37,810,794	20,015,982
BlackRock Large Cap Core V.I. Fund	4,120,045	37,430,304
BlackRock Large Cap Growth V.I. Fund	57,520,196	44,690,575
BlackRock Large Cap Value V.I. Fund	13,816,700	33,470,413
BlackRock Money Market V.I. Fund	178,444,052	151,914,866
BlackRock S&P 500 Index V.I. Fund	9,546,757	20,823,885
BlackRock Utilities & Telecommunications	660,200	3,049,034
BlackRock Value Opportunities V.I. Fund	30,609,599	17,719,264
BlackRock Variable Series Fund, Inc.-Class III Shares
BlackRock Global Growth V.I. Fund-Class III	764,005	91,781
Davis Variable Account Fund, Inc.
Davis Value Portfolio	97,923,519	22,377,409
Dreyfus Variable Investment Fund-Service Class
Dreyfus VIF Appreciation Portfolio	7,415,163	34,590,169
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	1,458,291	583,921
Eaton Vance VT Large-Cap Value Fund	25,215,985	2,133,002
Federated Insurance series-Primary Class Shares
Federated Capital Appreciation Fund II	21,325,153	43,857,431
Federated Kaufmann Fund II	31,318,844	14,645,256
Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
Templeton Foreign Securities Fund	3,688,574	3,497,389
Templeton Growth Securities Fund	537,152	1,557,269
Janus Aspen Series-Service Shares
Janus Aspen Forty Portfolio	38,928,459	16,038,273
Janus Aspen-Enterprise Portfolio	1,400,613	2,556,197
MFS® Variable Insurance TrustSM-Initial Class
MFS® Growth Series	4,815,528	10,239,052

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales
Oppenheimer Variable Account Funds-Service Class
Oppenheimer Capital Appreciation Fund/VA	$234,934	$307,784
Oppenheimer Main Street Fund®/VA	198,694	144,029
Oppenheimer Main Street Small Cap Fund®/VA	968,433	418,125
PIMCO Variable Insurance Trust-Administrative Class Shares
PIMCO CommodityRealReturn Strategy Portfolio	9,206,472	10,941,998
PIMCO Low Duration Portfolio	4,354,801	2,724,137
PIMCO Real Return Portfolio	8,977,893	21,144,262
PIMCO Total Return Portfolio	169,338,266	120,440,665
Pioneer Variable Contracts Trust-Class II Shares
Pioneer Emerging Markets VCT Portfolio	12,771,448	3,599,804
Pioneer Fund VCT Portfolio	88,586	117,199
Pioneer High Yield VCT Portfolio	10,618,682	3,985,087
Pioneer Real Estate Shares VCT Portfolio	2,570,836	2,780,638
Premier VIT
NFJ Dividend Value Portfolio	733,749	528,011
Seligman Portfolios, Inc.-Class I
Seligman Smaller-Cap Value Portfolio	1,192,431	2,030,974
Transamerica Series Trust-Service Class
Transamerica Convertible Securities VP	90,899	10,521
Transamerica Equity VP	—	—
Transamerica Growth Opportunities VP	83,780	1,374
Transamerica Small/Mid Cap Value VP	1,550,593	299,841
Van Kampen Life Investment Trust-class I Shares
Van Kampen Capital Growth Portfolio	1,361,019	2,090,271
Van Kampen Comstock Portfolio	9,424,335	54,520,319
Wanger Advisors Trust
Wanger International	482,569	601,876
Wanger USA	5,740,524	7,192,272

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

		AIM V.I. Capital		AIM V.I.	AIM V.I. Mid	AllianceBernstein	AllianceBernstein
	AIM V.I. Basic	Appreciation	AIM V.I. Core	International	Cap Core Equity	International	Global Thematic
	Value Fund	Fund	Equity Fund	Growth Fund	Fund	Value Portfolio	Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	33,002	3,951,922	8,249,527	1,421,279	211,151	201,014	600,930
Units purchased	17,146	30,373	3,274,926	323,213	156,029	318,338	85,288
United redeemed and transferred	(17,772)	(1,743,918)	(1,636,332)	(612,717)	(58,654)	(52,164)	(236,665)

Units outstanding at December 31, 2008	32,376	2,238,377	9,888,121	1,131,775	308,526	467,188	449,553
Units purchased	64,601	58,232	2,602,705	485,884	1,202,991	9,559	704,551
Units redeemed and transferred	(10,383)	(313,919)	(5,412,380)	(623,795)	(131,996)	(127,467)	(252,027)

Units outstanding at December 31, 2009	86,594	1,982,690	7,078,446	993,864	1,379,521	349,280	902,077

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

					American
	AllianceBernstein	AllianceBernstein	AllianceBernstein		Century VP	American	American Funds
	Growth and	Large Cap	Small/Mid Cap	AllianceBernstein	International	Century VP	Asset Allocation
	Income Portfolio	Growth Portfolio	Value Portfolio	Value Portfolio	Fund	Ultra® Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	2,032,851	10,618,014	730,631	228,121	5,717,230	1,674,688	1,294,518
Units purchased	64,788	469,315	272,201	18,468	1,588,818	6,138,924	368,082
United redeemed and transferred	(836,963)	(2,982,434)	(146,672)	(74,129)	(1,447,966)	(1,053,238)	(282,855)

Units outstanding at December 31, 2008	1,260,676	8,104,895	856,160	172,460	5,858,082	6,760,374	1,379,745
Units purchased	2,173,534	864,909	210,820	25,747	2,564,189	159,816	110,964
Units redeemed and transferred	(2,067,379)	(2,015,660)	(746,589)	(47,306)	(4,006,666)	(6,354,027)	(151,701)

Units outstanding at December 31, 2009	1,366,831	6,954,144	320,391	150,901	4,415,605	566,163	1,339,008

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

			American Funds	American Funds
	American Funds	American Funds	Growth-Income	International	BlackRock	BlackRock Basic	BlackRock Total
	Bond Fund	Growth Fund	Fund	Fund	Balanced Capital	Value V.I. Fund	Return V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	6,018,497	5,535,315	2,105,124	5,423,342	2,030,408	15,624,784	15,934,037
Units purchased	1,373,309	4,035,345	560,145	1,870,250	341	1,697,799	480,353
United redeemed and transferred	(2,513,646)	(1,470,244)	(229,850)	(762,309)	(385,901)	(5,190,723)	(4,702,408)

Units outstanding at December 31, 2008	4,878,160	8,100,416	2,435,419	6,531,283	1,644,848	12,131,860	11,711,982
Units purchased	1,022,478	649,956	114,924	3,060,636	6,094	5,791,784	564,730
Units redeemed and transferred	(1,185,567)	(4,821,839)	(319,378)	(1,874,349)	(277,560)	(3,765,794)	(2,986,194)

Units outstanding at December 31, 2009	4,715,071	3,928,533	2,230,965	7,717,570	1,373,382	14,157,850	9,290,518

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock	BlackRock Large
	Fundamental	Global Allocation	Global Growth	Government	BlackRock High	International	Cap Core V.I.
	Growth V.I. Fund	V.I. Fund	V.I. Fund	Income V.I. Fund	Income V.I. Fund	Value V.I. Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	12,947,250	22,494,200	3,755,605	12,576,332	5,973,992	11,940,330	11,311,810
Units purchased	4,727,491	3,496,489	269,163	1,762,151	385,083	199,828	134,708
United redeemed and transferred	(5,474,999)	(3,266,257)	(905,417)	(2,315,076)	(1,341,341)	(4,193,444)	(2,541,926)

Units outstanding at December 31, 2008	12,199,742	22,724,432	3,119,351	12,023,407	5,017,734	7,946,714	8,904,592
Units purchased	13,187,709	3,791,685	2,858,884	4,916,660	319,187	2,554,728	142,398
Units redeemed and transferred	(4,894,853)	(3,503,072)	(2,831,611)	(5,189,577)	(1,085,585)	(1,782,151)	(1,531,043)

Units outstanding at December 31, 2009	20,492,598	23,013,045	3,146,624	11,750,490	4,251,336	8,719,291	7,515,947

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock
	Large Cap	Large Cap	Money	S&P 500	BlackRock	Value
	Growth V.I.	Value V.I.	Market V.I.	Index V.I.	Utilities &	Opportunities	Davis Value
	Fund	Fund	Fund	Fund	Telecommunications	V.I. Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	14,143,127	7,474,435	17,089,737	11,851,805	940,730	5,913,306	13,277,353
Units purchased	1,321,616	4,652,620	16,217,105	1,875,362	2,492	154,668	524,443
United redeemed and transferred	(2,760,472)	(2,402,334)	(16,182,705)	(4,238,586)	(177,758)	(1,615,005)	(4,147,883)

Units outstanding at December 31, 2008	12,704,271	9,724,721	17,124,137	9,488,581	765,464	4,452,969	9,653,913
Units purchased	6,175,780	1,230,434	13,790,737	1,280,793	1,489	1,204,659	11,372,013
Units redeemed and transferred	(4,535,673)	(2,856,323)	(11,724,024)	(2,422,969)	(120,940)	(876,304)	(3,080,878)

Units outstanding at December 31, 2009	14,344,378	8,098,832	19,190,850	8,346,405	646,013	4,781,324	17,945,048

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

		Eaton Vance		Federated		Templeton	Templeton
	Dreyfus VIF	VT Floating-	Eaton Vance	Capital	Federated	Foreign	Growth
	Appreciation	Rate Income	VT Large-Cap	Appreciation	Kaufmann	Securities	Securities
	Portfolio	Fund	Value Fund	Fund II	Fund II	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	2,587,880	214,286	1,962,627	4,637,646	2,460,879	643,813	403,460
Units purchased	1,420,447	48,948	764,060	5,863,902	1,482,644	94,404	76,243
United redeemed and transferred	(667,980)	(115,687)	(754,529)	(3,181,578)	(1,201,827)	(120,880)	(45,991)

Units outstanding at December 31, 2008	3,340,347	147,547	1,972,158	7,319,970	2,741,696	617,337	433,712
Units purchased	481,490	135,234	3,604,541	2,344,789	4,022,864	235,888	25,161
Units redeemed and transferred	(3,704,811)	(55,046)	(225,253)	(4,721,686)	(2,635,549)	(241,098)	(150,617)

Units outstanding at December 31, 2009	117,026	227,735	5,351,446	4,943,073	4,129,011	612,127	308,256

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

				Oppenheimer		Oppenheimer
	Janus Aspen	Janus Aspen-		Capital	Oppenheimer	Main Street	PIMCO
	Forty	Enterprise	MFS®	Appreciation	Main Street	Small Cap	CommodityRealReturn
	Portfolio	Portfolio	Growth Series	Fund/VA	Fund®/VA	Fund®/VA	Strategy Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	5,741,525	1,234,912	5,178,714	148,552	79,063	196,416	2,260,947
Units purchased	1,559,384	409,420	1,061,754	58,399	8,543	27,501	888,930
United redeemed and transferred	(4,108,500)	(620,004)	(1,296,319)	(59,598)	(5,238)	(35,868)	(1,205,240)

Units outstanding at December 31, 2008	3,192,409	1,024,328	4,944,149	147,353	82,368	188,049	1,944,637
Units purchased	3,390,529	158,470	1,067,714	19,669	19,899	104,298	233,872
Units redeemed and transferred	(1,027,296)	(298,921)	(1,779,376)	(28,590)	(13,562)	(38,425)	(647,235)

Units outstanding at December 31, 2009	5,555,642	883,877	4,232,487	138,432	88,705	253,922	1,531,274

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

				Pioneer
	PIMCO Low	PIMCO Real	PIMCO Total	Emerging		Pioneer High	Pioneer Real
	Duration	Return	Return	Markets VCT	Pioneer Fund	Yield VCT	Estate Shares
	Portfolio	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	VCT Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	211,334	3,213,544	34,182,794	263,234	67,949	214,527	—
Units purchased	293,889	2,372,741	9,969,426	184,595	21,525	30,701	1,011,882
United redeemed and transferred	(260,343)	(1,625,614)	(9,416,559)	(98,654)	(31,373)	(71,146)	(209,613)

Units outstanding at December 31, 2008	244,880	3,960,671	34,735,661	349,175	58,101	174,082	802,269
Units purchased	275,629	592,278	11,587,252	1,330,026	8,417	1,078,587	406,359
Units redeemed and transferred	(156,862)	(1,836,494)	(10,397,729)	(322,059)	(12,137)	(353,307)	(322,155)

Units outstanding at December 31, 2009	363,647	2,716,455	35,925,184	1,357,142	54,381	899,362	886,473

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

		Seligman			Transamerica		Van Kampen
	NFJ Dividend	Smaller-Cap	Transamerica		Growth	Transamerica	Capital
	Value	Value	Convertible	Transamerica	Opportunities	Small/Mid	Growth
	Portfolio	Portfolio	Securities VP	Equity VP	VP	Cap Value VP	Portfolio
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount
Units outstanding at January 1, 2008	134,305	584,671	—	—	—	—	1,114,055
Units purchased	270,342	26,519	6,537	—	—	900,069	124,709
United redeemed and transferred	(93,792)	(121,032)	(9)	—	—	(889,763)	(223,081)

Units outstanding at December 31, 2008	310,855	490,158	6,528	—	—	10,306	1,015,683
Units purchased	76,174	192,638	11,403	—	9,743	178,543	673,621
Units redeemed and transferred	(47,042)	(256,981)	(1,157)	—	(118)	(22,629)	(822,797)

Units outstanding at December 31, 2009	339,987	425,815	16,774	—	9,625	166,220	866,507

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

	Van Kampen
	Comstock	Wanger
	Portfolio	International	Wanger USA
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	4,471,695	339,097	296,518
Units purchased	6,127,650	85,665	1,054,895
United redeemed and transferred	(2,836,377)	(80,078)	(377,827)

Units outstanding at December 31, 2008	7,762,968	344,684	973,586
Units purchased	319,296	45,890	137,172
Units redeemed and transferred	(6,177,705)	(72,899)	(236,047)

Units outstanding at December 31, 2009	1,904,559	317,675	874,711

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AIM V.I. Basic Value Fund
	12/31/2009		86,594	$9.02	to	$8.79	$769,029	1.69%	1.25%	to	1.75%	46.17%	to	45.44%
	12/31/2008		32,376	6.17	to	6.04	198,046	0.87	1.25	to	1.75	(52.39)	to	(52.63)
	12/31/2007		33,002	12.95	to	12.79	425,027	0.42	1.25	to	1.65	0.23	to	(0.18)
	12/31/2006		49,617	12.80	to	12.92	694,530	0.54	1.25	to	1.65	11.30	to	11.75
	12/31/2005		42,652	11.50	to	11.56	490,710	0.20	1.25	to	1.65	2.02	to	2.35
AIM V.I. Capital Appreciation Fund
	12/31/2009		1,982,690	10.61	to	10.61	21,040,809	0.63	1.35	to	1.35	19.46	to	19.46
	12/31/2008		2,238,377	8.88	to	8.88	19,885,173	—	1.35	to	1.35	(43.30)	to	(43.30)
	12/31/2007		3,951,922	15.66	to	15.66	61,883,500	—	1.35	to	1.35	10.45	to	10.45
	12/31/2006		5,185,132	14.17	to	14.17	72,289,022	0.05	1.35	to	1.35	4.83	to	4.83
	12/31/2005		6,445,557	13.51	to	13.51	87,089,243	0.06	1.35	to	1.35	7.33	to	7.33
AIM V.I. Core Equity Fund
	12/31/2009		7,078,446	10.32	to	10.23	72,916,730	1.63	1.35	to	1.59	26.58	to	26.28
	12/31/2008		9,888,121	8.15	to	8.10	80,436,714	2.43	1.35	to	1.59	(31.12)	to	(31.25)
	12/31/2007		8,249,527	11.83	to	11.78	97,574,474	1.03	1.35	to	1.59	6.61	to	6.40
	12/31/2006	(1)	10,478,003	11.07	to	11.09	117,616,441	0.79	1.35	to	1.59	14.87	to	15.08
AIM V.I. International Growth Fund
	12/31/2009		993,864	17.01	to	9.49	9,789,136	1.54	1.55	to	1.59	33.17	to	33.11
	12/31/2008		1,131,775	12.77	to	7.13	8,372,260	0.55	1.55	to	1.59	(41.30)	to	(41.32)
	12/31/2007		1,421,279	21.76	to	12.15	17,876,502	0.38	1.55	to	1.59	12.95	to	12.90
	12/31/2006		1,851,847	10.76	to	19.26	20,813,796	0.77	1.55	to	1.59	26.22	to	26.27
	12/31/2005		3,431,025	8.53	to	15.26	30,717,369	0.62	1.55	to	1.59	16.07	to	16.12
AIM V.I. Mid Cap Core Equity Fund
	12/31/2009		1,379,521	12.36	to	12.04	16,829,538	1.83	1.25	to	1.75	28.60	to	27.96
	12/31/2008		308,526	9.62	to	9.41	2,926,827	1.79	1.25	to	1.75	(29.45)	to	(29.80)
	12/31/2007		211,151	13.62	to	13.45	2,847,813	0.24	1.25	to	1.65	8.13	to	7.69
	12/31/2006		156,727	12.48	to	12.59	2,007,823	1.21	1.25	to	1.65	9.37	to	9.81
	12/31/2005		84,853	11.40	to	11.46	968,589	1.11	1.25	to	1.65	2.97	to	3.31
AllianceBernstein International Value Portfolio
	12/31/2009		349,280	6.44	to	6.35	2,233,196	1.34	1.25	to	1.75	33.01	to	32.35
	12/31/2008		467,188	4.84	to	4.80	2,250,405	1.02	1.25	to	1.75	(53.79)	to	(54.02)
	12/31/2007	(1)	201,014	10.47	to	10.43	2,098,964	0.22	1.25	to	1.65	(0.78)	to	(1.04)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponing to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AllianceBernstein Global Thematic Growth Portfolio
	12/31/2009	902,077	$7.05	to	$7.05	$6,356,519	—%	1.35%	to	1.35%	51.43%	to	51.43%
	12/31/2008	449,553	4.65	to	4.65	2,091,904	—	1.35	to	1.35	(48.10)	to	(48.10)
	12/31/2007	600,930	8.96	to	8.96	5,385,650	—	1.35	to	1.35	18.52	to	18.52
	12/31/2006	501,120	7.56	to	7.56	3,928,108	—	1.35	to	1.35	7.13	to	7.13
	12/31/2005	565,786	7.05	to	7.05	3,989,600	—	1.35	to	1.35	2.42	to	2.42
AllianceBernstein Growth and Income Portfolio
	12/31/2009	1,366,831	10.01	to	10.02	13,697,318	5.36	1.55	to	1.59	18.97	to	18.92
	12/31/2008	1,260,676	8.41	to	8.43	10,623,241	1.96	1.55	to	1.59	(41.52)	to	(41.55)
	12/31/2007	2,032,851	14.39	to	14.42	29,303,391	1.44	1.55	to	1.59	3.49	to	3.45
	12/31/2006	1,914,345	13.90	to	13.94	26,536,101	1.09	1.55	to	1.59	15.44	to	15.49
	12/31/2005	4,686,426	12.04	to	12.07	56,557,300	1.53	1.55	to	1.59	3.22	to	3.26
AllianceBernstein Large Cap Growth Portfolio
	12/31/2009	6,954,144	15.33	to	5.59	92,478,891	0.15	1.35	to	1.59	35.68	to	35.35
	12/31/2008	8,104,895	11.30	to	4.13	79,762,792	—	1.35	to	1.59	(40.50)	to	(40.62)
	12/31/2007	10,618,014	18.98	to	6.95	166,737,471	—	1.35	to	1.59	12.33	to	12.11
	12/31/2006	13,520,723	6.20	to	16.89	185,513,194	—	1.35	to	1.59	(2.01)	to	(1.83)
	12/31/2005	17,388,396	6.33	to	17.20	242,871,592	—	1.35	to	1.59	13.34	to	13.55
AllianceBernstein Small/Mid Cap Value Portfolio
	12/31/2009	320,391	11.97	to	11.66	3,783,806	0.66	1.25	to	1.75	41.08	to	40.38
	12/31/2008	856,160	8.48	to	8.30	7,188,463	0.72	1.25	to	1.75	(36.41)	to	(36.73)
	12/31/2007	730,631	13.33	to	13.16	9,661,753	0.84	1.25	to	1.65	0.38	to	(0.02)
	12/31/2006	1,809,573	13.16	to	13.28	25,633,928	0.45	1.25	to	1.65	12.50	to	12.95
	12/31/2005	945,946	11.69	to	11.75	11,079,747	0.21	1.25	to	1.65	3.27	to	3.61
AllianceBernstein Value Portfolio
	12/31/2009	150,901	9.06	to	8.82	1,352,056	3.40	1.25	to	1.75	19.62	to	19.02
	12/31/2008	172,460	7.57	to	7.41	1,293,527	2.48	1.25	to	1.75	(41.60)	to	(41.89)
	12/31/2007	228,121	12.96	to	12.79	2,936,909	1.77	1.25	to	1.65	(5.20)	to	(5.58)
	12/31/2006	47,832	13.54	to	13.66	848,383	1.07	1.25	to	1.65	19.28	to	19.76
	12/31/2005	25,530	11.35	to	11.40	290,707	0.11	1.25	to	1.65	1.53	to	1.86
American Century VP International Fund
	12/31/2009	4,415,605	10.22	to	10.22	45,143,560	2.87	1.35	to	1.35	31.97	to	31.97
	12/31/2008	5,858,082	7.75	to	7.75	45,381,177	0.73	1.35	to	1.35	(45.59)	to	(45.49)
	12/31/2007	5,717,230	14.23	to	14.23	81,365,708	0.66	1.35	to	1.35	16.41	to	16.41
	12/31/2006	5,102,905	12.22	to	12.22	62,337,892	1.68	1.35	to	1.35	23.29	to	23.29
	12/31/2005	5,604,296	9.91	to	9.91	55,517,094	1.25	1.35	to	1.35	11.68	to	11.68

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century VP Ultra® Fund
	12/31/2009	566,163	$9.70	to	$9.45	$5,312,686	0.87%	1.25%	to	1.75%	32.81%	to	32.15%
	12/31/2008	6,760,374	7.30	to	7.15	47,780,736	—	1.25	to	1.75	(42.24)	to	(42.53)
	12/31/2007	1,674,688	12.64	to	12.48	20,449,606	—	1.25	to	1.65	19.45	to	18.97
	12/31/2006	1,176,761	10.20	to	10.58	12,070,149	—	1.25	to	1.65	(4.90)	to	(4.52)
	12/31/2005	1,777,663	10.71	to	11.07	19,097,874	—	1.25	to	1.65	0.45	to	0.85
American Funds Asset Allocation Fund
	12/31/2009	1,339,008	11.40	to	11.10	15,077,696	2.45	1.40	to	1.90	22.26	to	21.65
	12/31/2008	1,379,745	9.32	to	9.13	12,736,951	2.56	1.40	to	1.90	(30.53)	to	(30.88)
	12/31/2007	1,294,518	13.41	to	13.24	17,235,310	2.51	1.40	to	1.80	5.01	to	4.59
	12/31/2006	762,971	12.65	to	12.77	10,197,306	2.67	1.40	to	1.80	12.56	to	13.01
	12/31/2005	510,588	11.23	to	11.29	5,746,828	4.79	1.40	to	1.80	5.63	to	5.98
American Funds Bond Fund
	12/31/2009	4,715,071	10.87	to	10.59	50,572,622	3.13	1.40	to	1.90	11.04	to	10.49
	12/31/2008	4,878,160	9.79	to	9.58	47,242,305	5.49	1.40	to	1.90	(10.66)	to	(11.10)
	12/31/2007	6,018,497	10.95	to	10.81	65,373,719	8.14	1.40	to	1.80	1.83	to	1.42
	12/31/2006	4,095,013	10.65	to	10.75	47,887,209	3.32	1.40	to	1.80	5.03	to	5.45
	12/31/2005	1,112,762	10.14	to	10.19	11,300,934	1.93	1.40	to	1.80	(0.48)	to	(0.15)
American Funds Growth Fund
	12/31/2009	3,928,533	11.55	to	11.25	44,811,203	0.55	1.40	to	1.90	37.48	to	36.79
	12/31/2008	8,100,416	8.40	to	8.23	67,369,881	0.79	1.40	to	1.90	(44.78)	to	(45.06)
	12/31/2007	5,535,315	15.21	to	15.01	83,538,953	0.82	1.40	to	1.80	10.72	to	10.28
	12/31/2006	6,018,939	13.61	to	13.73	86,807,809	1.02	1.40	to	1.80	8.20	to	8.64
	12/31/2005	2,626,961	12.57	to	12.63	33,086,572	1.30	1.40	to	1.80	12.53	to	12.90
American Funds Growth-Income Fund
	12/31/2009	2,230,965	10.50	to	10.23	23,124,870	1.60	1.40	to	1.90	29.42	to	28.77
	12/31/2008	2,435,419	8.11	to	7.94	19,546,530	1.82	1.40	to	1.90	(38.75)	to	(39.05)
	12/31/2007	2,105,124	13.24	to	13.07	27,648,892	1.70	1.40	to	1.80	3.52	to	3.11
	12/31/2006	1,381,663	12.67	to	12.78	18,483,135	1.96	1.40	to	1.80	13.10	to	13.55
	12/31/2005	718,747	11.20	to	11.25	8,062,575	2.78	1.40	to	1.80	3.23	to	3.58
American Funds International Fund
	12/31/2009	7,717,570	15.04	to	14.65	114,611,285	1.70	1.40	to	1.90	41.09	to	40.38
	12/31/2008	6,531,283	10.66	to	10.44	68,912,969	1.98	1.40	to	1.90	(42.96)	to	(43.25)
	12/31/2007	5,423,342	18.68	to	18.44	100,538,519	1.71	1.40	to	1.80	18.29	to	17.81
	12/31/2006	3,330,691	15.64	to	15.78	55,889,005	2.24	1.40	to	1.80	16.80	to	17.27
	12/31/2005	1,187,350	13.39	to	13.45	15,927,404	3.49	1.40	to	1.80	15.34	to	15.73

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Balanced Capital
	12/31/2009	1,373,382	$19.37	to	$19.37	$26,600,957	2.22%	1.35%	to	1.35%	16.36%	to	16.36%
	12/31/2008	1,644,848	16.65	to	16.65	27,380,777	2.22	1.35	to	1.35	(29.62)	to	(29.62)
	12/31/2007	2,030,408	23.64	to	23.64	47,999,858	2.04	1.35	to	1.35	3.84	to	3.84
	12/31/2006	2,533,858	22.76	to	22.76	56,814,864	2.08	1.35	to	1.35	13.54	to	13.54
	12/31/2005	3,099,624	20.03	to	20.03	62,087,639	1.77	1.35	to	1.35	2.69	to	2.69
BlackRock Basic Value V.I. Fund
	12/31/2009	14,157,850	10.81	to	10.53	309,325,482	2.46	1.25	to	1.75	29.51	to	28.87
	12/31/2008	12,131,860	8.35	to	8.17	242,738,742	1.84	1.25	to	1.75	(37.59)	to	(37.90)
	12/31/2007	15,624,784	13.37	to	13.20	529,416,247	1.36	1.25	to	1.65	0.50	to	0.09
	12/31/2006	17,786,025	13.18	to	40.55	634,437,867	1.51	1.25	to	1.65	19.82	to	20.29
	12/31/2005	23,042,536	10.99	to	33.73	699,889,696	1.22	1.25	to	1.65	1.21	to	1.61
BlackRock Total Return V.I. Fund
	12/31/2009	9,290,518	10.83	to	10.55	181,548,085	5.98	1.25	to	1.75	16.42	to	15.84
	12/31/2008	11,711,982	9.30	to	9.11	197,310,856	5.08	1.25	to	1.75	(13.29)	to	(13.73)
	12/31/2007	15,934,037	10.72	to	10.59	312,478,692	4.72	1.25	to	1.65	2.31	to	1.90
	12/31/2006	19,689,259	10.38	to	20.09	394,047,381	4.64	1.25	to	1.65	2.65	to	3.06
	12/31/2005	25,322,137	10.11	to	19.50	459,670,947	4.96	1.25	to	1.65	0.30	to	0.70
BlackRock Fundamental Growth V.I. Fund
	12/31/2009	20,492,598	11.31	to	11.02	187,373,598	0.42	1.25	to	1.75	34.32	to	33.65
	12/31/2008	12,199,742	8.42	to	8.24	84,194,457	0.41	1.25	to	1.75	(39.64)	to	(39.94)
	12/31/2007	12,947,250	13.94	to	13.76	142,238,114	0.42	1.25	to	1.65	17.54	to	17.07
	12/31/2006	11,156,735	7.59	to	11.86	97,138,318	0.43	1.25	to	1.65	2.78	to	3.19
	12/31/2005	18,150,963	7.38	to	11.48	155,055,759	0.54	1.25	to	1.65	5.69	to	6.11
BlackRock Global Allocation V.I. Fund
	12/31/2009	23,013,045	15.08	to	14.69	595,179,866	1.93	1.25	to	1.75	19.70	to	19.11
	12/31/2008	22,724,432	12.60	to	12.34	509,226,454	2.12	1.25	to	1.75	(20.46)	to	(20.86)
	12/31/2007	22,494,200	15.84	to	15.63	657,558,578	2.78	1.25	to	1.65	15.49	to	15.03
	12/31/2006	23,572,129	13.58	to	27.84	626,570,369	2.65	1.25	to	1.65	14.57	to	15.03
	12/31/2005	24,940,113	11.85	to	24.22	593,661,327	2.49	1.25	to	1.65	8.66	to	9.09
BlackRock Global Growth V.I. Fund
	12/31/2009	3,146,624	7.73	to	7.67	40,787,117	2.29	1.25	to	1.75	33.70	to	33.03
	12/31/2008	3,119,351	5.78	to	5.77	30,584,340	0.33	1.25	to	1.75	(42.76)	to	(42.95)
	12/31/2007	3,755,605	18.44	to	18.44	69,238,553	1.11	1.35	to	1.35	34.97	to	34.97
	12/31/2006	3,815,561	13.65	to	13.65	51,541,529	0.94	1.35	to	1.35	20.32	to	20.32
	12/31/2005	3,893,649	11.34	to	11.34	44,157,786	0.88	1.35	to	1.35	13.47	to	13.47

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Government Income V.I. Fund
	12/31/2009	11,750,490	$11.17	to	$10.88	$203,051,569	3.80%	1.25%	to	1.75%	(3.01)%	to	(3.49)%
	12/31/2008	12,023,407	11.51	to	11.27	220,898,844	2.60	1.25	to	1.75	6.40	to	5.87
	12/31/2007	12,576,332	10.82	to	10.68	219,243,396	4.97	1.25	to	1.65	2.71	to	2.30
	12/31/2006	19,060,383	10.43	to	17.60	294,842,023	4.52	1.25	to	1.65	2.18	to	2.58
	12/31/2005	16,480,106	10.20	to	17.16	273,178,514	4.65	1.25	to	1.65	1.52	to	1.92
BlackRock High Income V.I. Fund
	12/31/2009	4,251,336	12.35	to	12.03	104,742,210	9.46	1.25	to	1.75	54.68	to	53.91
	12/31/2008	5,017,734	7.98	to	7.82	80,811,333	8.91	1.25	to	1.75	(30.09)	to	(30.44)
	12/31/2007	5,973,992	11.41	to	11.27	138,135,613	7.76	1.25	to	1.65	1.07	to	0.66
	12/31/2006	8,040,377	11.19	to	23.34	183,671,584	7.48	1.25	to	1.65	7.64	to	8.07
	12/31/2005	9,877,806	10.39	to	21.61	212,627,335	8.81	1.25	to	1.65	(0.16)	to	0.24
BlackRock International Value V.I. Fund
	12/31/2009	8,719,291	12.79	to	12.46	138,524,740	2.51	1.25	to	1.75	28.35	to	27.71
	12/31/2008	7,946,714	9.96	to	9.75	98,128,576	2.58	1.25	to	1.75	(43.24)	to	(43.53)
	12/31/2007	11,940,330	17.55	to	17.32	261,309,703	2.31	1.25	to	1.65	8.90	to	8.47
	12/31/2006	15,846,836	15.96	to	21.30	317,682,459	3.32	1.25	to	1.65	25.76	to	26.26
	12/31/2005	17,904,278	12.68	to	16.91	287,459,519	2.71	1.25	to	1.65	9.80	to	10.24
BlackRock Large Cap Core V.I. Fund
	12/31/2009	7,515,947	11.16	to	10.87	198,118,954	1.30	1.25	to	1.75	21.02	to	20.41
	12/31/2008	8,904,592	9.22	to	9.02	196,112,051	1.09	1.25	to	1.75	(39.55)	to	(39.85)
	12/31/2007	11,311,810	15.24	to	15.04	417,370,975	0.90	1.25	to	1.65	6.93	to	6.50
	12/31/2006	13,435,563	14.12	to	36.35	470,687,670	0.91	1.25	to	1.65	12.82	to	13.27
	12/31/2005	14,790,031	12.51	to	32.10	469,295,654	0.63	1.25	to	1.65	11.29	to	11.74
BlackRock Large Cap Growth V.I. Fund
	12/31/2009	14,344,378	10.18	to	9.91	130,518,260	0.65	1.25	to	1.75	25.24	to	24.62
	12/31/2008	12,704,271	8.13	to	7.96	87,348,034	0.44	1.25	to	1.75	(41.47)	to	(41.76)
	12/31/2007	14,143,127	13.88	to	13.70	165,983,956	0.27	1.25	to	1.65	6.98	to	6.55
	12/31/2006	16,204,611	10.91	to	12.97	175,302,736	0.30	1.25	to	1.65	5.41	to	5.83
	12/31/2005	16,110,526	10.31	to	12.25	166,354,797	0.20	1.25	to	1.65	8.78	to	9.22
BlackRock Large Cap Value V.I. Fund
	12/31/2009	8,098,832	10.82	to	10.54	102,704,151	1.57	1.25	to	1.75	12.91	to	12.34
	12/31/2008	9,724,721	9.59	to	9.38	109,564,047	1.18	1.25	to	1.75	(38.07)	to	(38.38)
	12/31/2007	7,474,435	15.47	to	15.27	135,380,702	0.89	1.25	to	1.65	4.50	to	4.08
	12/31/2006	9,229,961	14.67	to	17.64	159,801,632	0.80	1.25	to	1.65	14.06	to	14.52
	12/31/2005	9,743,406	12.85	to	15.41	147,947,621	0.60	1.25	to	1.65	15.42	to	15.88

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Money Market V.I. Fund
	12/31/2009	19,190,850	$10.86	to	$10.58	$265,497,782	0.14%	1.25%	to	1.75%	(1.08)%	to	(1.58)%
	12/31/2008	17,124,137	10.98	to	10.75	238,950,937	2.48	1.25	to	1.75	1.19	to	0.69
	12/31/2007	17,089,737	10.85	to	10.71	231,758,757	4.70	1.25	to	1.65	3.50	to	3.08
	12/31/2006	18,290,508	10.26	to	14.24	235,495,015	4.46	1.25	to	1.65	2.78	to	3.19
	12/31/2005	17,555,375	9.97	to	13.80	230,867,801	2.63	1.25	to	1.65	0.97	to	1.37
BlackRock S&P 500 Index V.I. Fund
	12/31/2009	8,346,405	10.30	to	10.04	115,247,298	1.98	1.25	to	1.75	24.62	to	24.00
	12/31/2008	9,488,581	8.27	to	8.09	105,041,417	1.84	1.25	to	1.75	(38.03)	to	(38.34)
	12/31/2007	11,851,805	13.33	to	13.16	205,673,106	1.65	1.25	to	1.65	4.07	to	3.66
	12/31/2006	14,002,084	9.21	to	19.13	252,795,386	1.56	1.25	to	1.65	13.56	to	14.01
	12/31/2005	16,704,348	8.10	to	16.79	254,240,228	1.53	1.25	to	1.65	2.67	to	3.08
BlackRock Utilities & Telecommunications
	12/31/2009	646,013	27.24	to	27.24	17,599,662	3.17	1.35	to	1.35	13.33	to	13.33
	12/31/2008	765,464	24.04	to	24.04	18,400,277	2.33	1.35	to	1.35	(34.77)	to	(34.77)
	12/31/2007	940,730	36.83	to	36.83	34,650,181	1.69	1.35	to	1.35	24.62	to	24.62
	12/31/2006	1,237,558	29.54	to	29.54	35,969,668	2.87	1.35	to	1.35	23.50	to	23.50
	12/31/2005	1,460,486	23.91	to	23.91	34,918,719	2.40	1.35	to	1.35	12.55	to	12.55
BlackRock Value Opportunities V.I. Fund
	12/31/2009	4,781,324	9.87	to	9.62	141,501,486	0.76	1.25	to	1.75	26.75	to	26.12
	12/31/2008	4,452,969	7.79	to	7.63	103,218,569	0.61	1.25	to	1.75	(40.82)	to	(41.12)
	12/31/2007	5,913,306	13.16	to	12.99	235,903,873	0.27	1.25	to	1.65	(2.18)	to	(2.57)
	12/31/2006	7,526,483	13.32	to	43.26	305,303,217	0.23	1.25	to	1.65	10.92	to	11.36
	12/31/2005	9,190,706	12.01	to	38.86	344,254,660	0.27	1.25	to	1.65	8.53	to	8.96
Davis Value Portfolio
	12/31/2009	17,945,048	10.48	to	10.20	185,644,288	1.19	1.25	to	1.75	29.53	to	28.88
	12/31/2008	9,653,913	8.09	to	7.92	76,653,721	0.83	1.25	to	1.75	(41.10)	to	(41.39)
	12/31/2007	13,277,353	13.72	to	13.55	179,472,794	0.99	1.25	to	1.65	3.28	to	2.86
	12/31/2006	20,817,383	12.14	to	15.29	242,506,459	0.83	1.25	to	1.65	13.07	to	13.52
	12/31/2005	18,725,247	10.73	to	13.50	214,866,996	0.80	1.25	to	1.65	7.60	to	8.03
Dreyfus VIF Appreciation Portfolio
	12/31/2009	117,026	11.19	to	10.90	1,292,736	5.10	1.15	to	1.65	20.83	to	20.23
	12/31/2008	3,340,347	9.26	to	9.06	30,605,127	1.49	1.15	to	1.65	(30.56)	to	(30.91)
	12/31/2007	2,587,880	13.33	to	13.15	34,215,988	1.25	1.15	to	1.55	5.57	to	5.15
	12/31/2006	1,896,013	12.50	to	12.62	25,249,762	2.57	1.15	to	1.55	14.37	to	14.83
	12/31/2005	1,420,646	10.93	to	10.98	15,556,250	—	1.15	to	1.55	(1.19)	to	(0.86)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Eaton Vance VT Floating-Rate Income Fund
	12/31/2009	227,735	$11.12	to	$10.83	$2,494,381	4.78%	1.15%	to	1.65%	42.77%	to	42.06%
	12/31/2008	147,547	7.79	to	7.62	1,137,246	5.49	1.15	to	1.65	(28.06)	to	(28.42)
	12/31/2007	214,286	10.82	to	10.68	2,293,652	6.44	1.15	to	1.55	0.40	to	—
	12/31/2006	2,101,572	10.68	to	10.77	24,820,356	5.82	1.15	to	1.55	3.84	to	4.26
	12/31/2005	769,079	10.27	to	10.33	7,918,044	4.40	1.15	to	1.55	1.68	to	2.02
Eaton Vance VT Large-Cap Value Fund
	12/31/2009	5,351,446	7.92	to	7.81	42,098,358	1.02	1.15	to	1.65	16.90	to	16.32
	12/31/2008	1,972,158	6.78	to	6.72	13,303,697	1.21	1.15	to	1.65	(35.74)	to	(36.06)
	12/31/2007 (1)	1,962,627	10.54	to	10.51	20,641,920	—	1.15	to	1.55	1.48	to	1.20
Federated Capital Appreciation Fund II
	12/31/2009	4,943,073	10.62	to	10.35	51,747,841	1.25	1.25	to	1.75	12.07	to	11.51
	12/31/2008	7,319,970	9.48	to	9.28	68,233,930	0.33	1.25	to	1.75	(30.28)	to	(30.63)
	12/31/2007	4,637,646	13.59	to	13.42	61,956,909	0.21	1.25	to	1.65	8.45	to	8.02
	12/31/2006	137,051	12.21	to	12.53	1,654,618	0.85	1.25	to	1.65	14.26	to	14.72
	12/31/2005	154,707	10.68	to	10.91	1,658,494	0.90	1.25	to	1.65	0.20	to	0.60
Federated Kaufmann Fund II
	12/31/2009	4,129,011	12.51	to	12.18	50,093,541	—	1.25	to	1.75	27.88	to	27.25
	12/31/2008	2,741,696	9.78	to	9.57	26,130,003	0.32	1.25	to	1.75	(42.55)	to	(42.83)
	12/31/2007	2,460,879	17.01	to	16.79	41,097,388	—	1.25	to	1.65	19.47	to	18.99
	12/31/2006	1,339,357	13.77	to	14.23	18,979,898	—	1.25	to	1.65	12.94	to	13.40
	12/31/2005	1,163,939	12.18	to	12.55	14,260,711	—	1.25	to	1.65	9.37	to	9.81
Templeton Foreign Securities Fund
	12/31/2009	612,127	13.50	to	13.15	8,147,962	3.10	1.15	to	1.65	35.48	to	34.80
	12/31/2008	617,337	9.96	to	9.75	6,089,120	2.41	1.15	to	1.65	(41.09)	to	(41.39)
	12/31/2007	643,813	16.91	to	16.69	10,808,604	1.96	1.15	to	1.55	14.07	to	13.62
	12/31/2006	471,076	14.68	to	14.81	7,450,488	1.29	1.15	to	1.55	19.52	to	20.00
	12/31/2005	280,013	12.28	to	12.34	3,445,268	0.72	1.15	to	1.55	5.34	to	5.69
Templeton Growth Securities Fund
	12/31/2009	308,256	10.75	to	10.47	3,267,150	3.65	1.15	to	1.65	29.61	to	28.96
	12/31/2008	433,712	8.29	to	8.12	3,553,815	1.75	1.15	to	1.65	(43.01)	to	(43.30)
	12/31/2007	403,460	14.55	to	14.36	5,800,123	1.28	1.15	to	1.55	1.12	to	0.71
	12/31/2006	312,776	14.25	to	14.38	4,627,959	0.80	1.15	to	1.55	19.88	to	20.36
	12/31/2005	565,541	11.88	to	11.94	6,733,729	0.21	1.15	to	1.55	3.63	to	3.97

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Aspen Forty Portfolio
	12/31/2009		5,555,642	$10.68	to	$10.53	$58,922,519	0.01%	1.15%	to	1.65%	44.35%	to	43.63%
	12/31/2008		3,192,409	7.40	to	7.33	23,512,794	0.01	1.15	to	1.65	(44.98)	to	(45.25)
	12/31/2007	(1)	5,741,525	13.44	to	13.40	77,025,326	0.21	1.15	to	1.55	26.71	to	26.37
Janus Aspen-Enterprise Portfolio
	12/31/2009		883,877	9.22	to	9.09	8,094,719	—	1.15	to	1.65	42.79	to	42.08
	12/31/2008		1,024,328	6.46	to	6.40	6,586,614	0.07	1.15	to	1.65	(44.53)	to	(44.81)
	12/31/2007	(1)	1,234,912	11.64	to	11.60	14,345,456	0.11	1.15	to	1.55	9.86	to	9.57
MFS® Growth Series
	12/31/2009		4,232,487	15.28	to	5.31	55,594,869	0.32	1.35	to	1.59	35.83	to	35.51
	12/31/2008		4,944,149	11.25	to	3.92	45,125,713	0.23	1.35	to	1.59	(38.29)	to	(38.41)
	12/31/2007		5,178,714	18.22	to	6.36	80,510,944	—	1.35	to	1.59	19.48	to	19.25
	12/31/2006		7,051,703	5.33	to	15.24	83,709,896	—	1.35	to	1.59	6.20	to	6.40
	12/31/2005		9,385,104	5.02	to	14.32	116,928,520	—	1.35	to	1.59	7.47	to	7.68
Oppenheimer Capital Appreciation Fund/VA
	12/31/2009		138,432	10.29	to	10.02	1,408,111	0.01	1.15	to	1.65	42.51	to	41.80
	12/31/2008		147,353	7.22	to	7.07	1,054,716	—	1.15	to	1.65	(46.31)	to	(46.58)
	12/31/2007		148,552	13.44	to	13.27	1,997,306	0.01	1.15	to	1.55	12.49	to	12.04
	12/31/2006		112,371	11.83	to	11.94	1,392,919	0.17	1.15	to	1.55	5.98	to	6.40
	12/31/2005		72,828	11.16	to	11.22	814,537	—	1.15	to	1.55	3.79	to	4.13
Oppenheimer Main Street Fund®/VA
	12/31/2009		88,705	10.16	to	9.90	885,458	1.53	1.15	to	1.65	26.53	to	25.90
	12/31/2008		82,368	8.03	to	7.86	652,233	1.19	1.15	to	1.65	(39.36)	to	(39.66)
	12/31/2007		79,063	13.24	to	13.07	1,034,389	0.65	1.15	to	1.55	2.90	to	2.49
	12/31/2006		48,132	12.74	to	12.86	625,887	0.80	1.15	to	1.55	12.94	to	13.39
	12/31/2005		36,883	11.28	to	11.33	416,218	—	1.15	to	1.55	2.95	to	3.29
Oppenheimer Main Street Small Cap Fund®/VA
	12/31/2009		253,922	11.34	to	11.05	2,847,047	0.63	1.15	to	1.65	35.32	to	34.65
	12/31/2008		188,049	8.38	to	8.20	1,562,093	0.28	1.15	to	1.65	(38.75)	to	(39.05)
	12/31/2007		196,416	13.67	to	13.50	2,658,616	0.10	1.15	to	1.55	(2.75)	to	(2.97)
	12/31/2006		91,992	13.90	to	14.03	1,384,541	0.02	1.15	to	1.55	12.84	to	13.29
	12/31/2005		248,178	12.32	to	12.38	3,062,526	—	1.15	to	1.55	7.06	to	7.41

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO CommodityRealReturn Strategy Portfolio
	12/31/2009		1,531,274	$10.33	to	$10.07	$15,611,769	4.76%	1.25%	to	1.75%	39.77%	to	39.08%
	12/31/2008		1,944,637	7.39	to	7.24	14,224,468	4.25	1.25	to	1.75	(44.52)	to	(44.80)
	12/31/2007		2,260,947	13.32	to	13.15	29,876,152	4.56	1.25	to	1.65	21.64	to	21.15
	12/31/2006		1,527,719	10.85	to	10.94	18,196,745	5.08	1.25	to	1.65	(4.73)	to	(4.35)
	12/31/2005		770,184	11.38	to	11.44	8,779,713	3.15	1.25	to	1.65	7.20	to	7.55
PIMCO Low Duration Portfolio
	12/31/2009		363,647	11.59	to	11.42	4,182,452	3.35	1.25	to	1.75	11.94	to	11.38
	12/31/2008		244,880	10.35	to	10.26	2,521,761	4.06	1.25	to	1.75	(1.71)	to	(2.20)
	12/31/2007	(1)	211,334	10.52	to	10.49	2,219,123	4.66	1.25	to	1.65	4.87	to	4.59
PIMCO Real Return Portfolio
	12/31/2009		2,716,455	12.04	to	11.73	32,280,234	3.15	1.25		1.75	16.93		16.34
	12/31/2008		3,960,671	10.30	to	10.08	40,369,634	3.48	1.25	to	1.75	(8.26)	to	(8.72)
	12/31/2007		3,213,544	11.22	to	11.08	35,771,660	4.50	1.25	to	1.65	9.23	to	8.79
	12/31/2006		369,390	10.18	to	10.27	3,856,259	4.30	1.25	to	1.65	(0.98)	to	(0.58)
	12/31/2005		226,663	10.27	to	10.32	2,332,070	3.30	1.25	to	1.65	0.34	to	0.67
PIMCO Total Return Portfolio
	12/31/2009		35,925,184	13.13	to	12.79	506,933,234	5.25	1.25	to	1.75	12.66	to	12.10
	12/31/2008		34,735,661	11.65	to	11.41	436,971,934	4.45	1.25	to	1.75	3.44	to	2.93
	12/31/2007		34,182,794	11.26	to	11.12	424,572,728	4.77	1.25	to	1.65	7.35	to	6.92
	12/31/2006		30,289,312	10.39	to	13.50	348,386,571	4.43	1.25	to	1.65	2.11	to	2.51
	12/31/2005		32,270,494	10.17	to	13.21	377,836,065	3.40	1.25	to	1.65	0.73	to	1.13
Pioneer Emerging Markets VCT Portfolio
	12/31/2009		1,357,142	11.96	to	11.73	16,075,185	0.34	1.15	to	1.65	72.03	to	71.18
	12/31/2008		349,175	6.95	to	6.85	2,408,805	0.09	1.15	to	1.65	(58.80)	to	(59.01)
	12/31/2007		263,234	16.87	to	16.75	4,412,946	0.35	1.15	to	1.55	40.75	to	40.18
	12/31/2006	(1)	87,762	11.94	to	11.98	1,017,846	0.05	1.15	to	1.55	8.08	to	8.37
Pioneer Fund VCT Portfolio
	12/31/2009		54,381	10.88	to	10.60	583,180	1.59	1.15	to	1.65	23.48	to	22.87
	12/31/2008		58,101	8.81	to	8.62	506,026	1.49	1.15	to	1.65	(35.15)	to	(35.48)
	12/31/2007		67,949	13.58	to	13.40	919,628	0.99	1.15	to	1.55	3.53	to	3.11
	12/31/2006		3,290,242	12.99	to	13.11	46,193,578	1.20	1.15	to	1.55	14.51	to	14.97
	12/31/2005		885,523	11.34	to	11.39	10,060,871	1.49	1.15	to	1.55	2.73	to	3.07

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Pioneer High Yield VCT Portfolio
	12/31/2009		899,362	$11.61	to	$11.30	$10,305,477	5.47%	1.20%	to	1.70%	58.37%	to	57.58%
	12/31/2008		174,082	7.33	to	7.17	1,266,242	8.97	1.20	to	1.70	(36.52)	to	(36.84)
	12/31/2007		214,527	11.54	to	11.39	2,458,090	4.95	1.20	to	1.60	4.29	to	3.87
	12/31/2006		154,945	10.96	to	11.06	1,948,962	5.11	1.20	to	1.60	6.50	to	6.93
	12/31/2005		196,765	10.29	to	10.34	2,027,281	5.10	1.20	to	1.60	(0.81)	to	(0.48)
Pioneer Real Estate Shares VCT Portfolio
	12/31/2009		886,473	8.20	to	8.13	7,238,939	4.49	1.25	to	1.75	29.92	to	29.28
	12/31/2008	(1)	802,269	6.31	to	6.29	5,054,778	4.51	1.25	to	1.75	(45.65)	to	(45.83)
NFJ Dividend Value Portfolio
	12/31/2009		339,987	6.93	to	6.83	2,339,271	6.11	1.25	to	1.75	9.28	to	8.74
	12/31/2008		310,855	6.34	to	6.28	1,960,936	2.79	1.25	to	1.75	(36.24)	to	(36.56)
	12/31/2007	(1)	134,305	9.94	to	9.91	1,326,412	4.96	1.25	to	1.65	(5.31)	to	(5.57)
Seligman Smaller-Cap Value Portfolio
	12/31/2009		425,815	15.99	to	19.64	8,212,046	—	1.55	to	1.59	33.38	to	33.33
	12/31/2008		490,158	11.99	to	14.73	7,019,206	—	1.55	to	1.59	(40.47)	to	(40.49)
	12/31/2007		584,671	20.14	to	24.75	14,098,131	—	1.55	to	1.59	2.53	to	2.49
	12/31/2006		834,992	19.65	to	24.15	19,002,733	—	1.55	to	1.59	19.34	to	19.39
	12/31/2005		1,136,433	16.46	to	20.24	22,448,227	0.52	1.55	to	1.59	(5.49)	to	(5.45)
Transamerica Convertible Securities VP
	12/31/2009		16,774	8.78	to	8.70	146,595	4.10	1.25	to	1.75	29.54	to	28.89
	12/31/2008	(1)	6,528	6.78	to	6.75	44,191	9.24	1.25	to	1.75	(35.42)	to	(35.64)
Transamerica Equity VP
	12/31/2009		—	7.84	to	7.77	—	—	1.25	to	1.75	27.30	to	26.66
	12/31/2008	(1)	—	6.16	to	6.13	—	—	1.25	to	1.75	(43.19)	to	(43.38)
Transamerica Growth Opportunities VP
	12/31/2009		9,625	9.10	to	9.01	87,179	—	1.25	to	1.75	34.82	to	34.15
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.75	(36.93)	to	(37.14)
Transamerica Small/Mid Cap Value VP
	12/31/2009		166,220	8.63	to	8.55	1,427,703	0.91	1.25	to	1.75	41.13	to	40.42
	12/31/2008	(1)	10,306	6.11	to	6.09	63,066	3.64	1.25	to	1.75	(41.36)	to	(41.55)
Van Kampen Capital Growth Portfolio
	12/31/2009		866,507	9.53	to	4.65	4,119,313	0.11	1.55	to	1.59	63.52	to	63.45
	12/31/2008		1,015,683	5.83	to	2.84	2,966,751	0.53	1.55	to	1.59	(49.78)	to	(49.80)
	12/31/2007		1,114,055	11.60	to	5.67	6,496,303	0.05	1.55	to	1.59	15.15	to	15.11
	12/31/2006		1,647,864	4.92	to	10.08	8,161,641	—	1.55	to	1.59	1.24	to	1.28
	12/31/2005		2,156,412	4.86	to	9.95	10,842,486	0.28	1.55	to	1.59	6.23	to	6.28

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Van Kampen Comstock Portfolio
	12/31/2009	1,904,559	$10.09	to	$9.83	$19,538,948	7.47%	1.25%	to	1.75%	27.18%	to	26.55%
	12/31/2008	7,762,968	7.93	to	7.77	63,316,659	1.84	1.25	to	1.75	(36.50)	to	(36.82)
	12/31/2007	4,471,695	12.49	to	12.33	57,343,405	1.52	1.25	to	1.65	(3.32)	to	(3.70)
	12/31/2006	6,247,451	12.79	to	13.34	82,591,403	0.79	1.25	to	1.65	14.33	to	14.78
	12/31/2005	7,087,762	11.19	to	11.63	81,768,890	0.55	1.25	to	1.65	2.62	to	3.03
Wanger International
	12/31/2009	317,675	8.97	to	8.84	2,829,366	3.82	1.25	to	1.75	47.92	to	47.19
	12/31/2008	344,684	6.06	to	6.01	2,080,545	0.99	1.25	to	1.75	(46.31)	to	(46.58)
	12/31/2007 (1)	339,097	11.28	to	11.25	3,819,362	—	1.25	to	1.65	4.94	to	4.66
Wanger USA
	12/31/2009	874,711	11.64	to	11.33	10,046,300	—	1.25	to	1.75	40.46	to	39.76
	12/31/2008	973,586	8.28	to	8.11	7,980,080	—	1.25	to	1.75	(40.47)	to	(40.77)
	12/31/2007	296,518	13.91	to	13.73	4,087,479	—	1.25	to	1.65	4.02	to	3.60
	12/31/2006	1,745,389	13.25	to	13.36	24,807,487	0.13	1.25	to	1.65	6.06	to	6.48
	12/31/2005	482,924	12.48	to	12.54	6,039,956	—	1.25	to	1.65	8.11	to	8.47

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 2009 through 2007 unit value and total return ranges have been computed based on the related lowest and highest level of expense ratios. The disclosed unit value and total returns respectively relate to the lowest and highest expense ratio. The 2006 through 2005 unit value and total return ranges have been computed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges
An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.25% to 1.75%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.
A contract charge is deducted each year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than the amount specified below by product. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

Product	Contract Charge	Minimum Contract Value
Retirement Power	$40	$25,000
Retirement Plus	$40	$50,000
Retirement Optimizer	$40	$25,000
Investor Choice Investor Series	$50	$50,000
In additiona to M&E, the following subaccounts are assessed a fund fee:

Subaccount	Fund Fee
Templeton Foreign Securities Fund	-0.10%
Templeton Growth Securities Fund	-0.10%
Janus Aspen-Enterprise Portfolio	-0.10%
Janus Aspen Forty Portfolio	-0.10%
Oppenheimer Capital Appreciation Fund/VA	-0.10%
Oppenheimer Main Street Fund®/VA	-0.10%
Pioneer Emerging Markets VCT Portfolio	-0.10%
Pioneer Fund VCT Portfolio	-0.10%
Pioneer High Yield VCT Portfolio	-0.05%
Dreyfus VIF Appreciation Portfolio	-0.10%
Eaton Vance VT Floating-Rate Income Fund	-0.10%
Eaton Vance VT Large-Cap Value Fund	-0.10%
Oppenheimer Main Street Small Cap Fund®/VA	-0.10%
American Funds Asset Allocation Fund	0.15%

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges (continued)

Subaccount (continued)	Fund Fee
American Funds Bond Fund	0.15%
American Funds Growth Fund	0.15%
American Funds Growth-Income Fund	0.15%
American Funds International Fund	0.15%
6. Income Taxes
Operations of the Mutual Fund Account form a part of MLLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLLIC, as long as earnings are credited under the variable life insurance contracts.
7. Dividend Distributions
Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
8. Fair Value Measurements and Fair Value Hierarchy
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company as of December 31, 2009 and 2008, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the financial statements, in response to new accounting standards, the Company changed its method of accounting for other-than-temporary impairments effective April 1, 2009.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2010

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2009 — $1,359,281; 2008 — $1,510,368)	$1,345,291	$1,372,016
Equity available-for-sale securities, at estimated fair value (cost: 2009 — $15,202; 2008 — $21,699)	11,805	13,506
Limited partnerships	12,620	15,260
Mortgage loans on real estate	70,854	77,062
Policy loans	867,361	913,882

Total investments	2,307,931	2,391,726

Cash and cash equivalents	428,848	428,904
Accrued investment income	34,237	38,816
Deferred policy acquisition costs	26,730	24,271
Deferred sales inducements	6,296	7,232
Value of business acquired	374,737	581,090
Goodwill	2,800	2,800
Federal income taxes — current	—	5,400
Federal income taxes — deferred	890	117,043
Reinsurance receivables	35,806	14,219
Affiliated receivable — net	—	1,124
Affiliated short term note receivable	40,000	—
Receivable for investments sold — net	2,009	—
Other assets	38,835	44,062
Separate Accounts assets	8,313,833	7,457,096

Total Assets	$11,612,952	$11,113,783

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS — Continued

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,626,415	$1,751,265
Future policy benefits	439,634	499,278
Claims and claims settlement expenses	32,846	38,883

	2,098,895	2,289,426

Other policyholder funds	10,346	2,006
Payable for collateral under securities loaned	149,050	182,451
Federal income taxes — current	4,191	—
Affiliated payables — net	7,129	—
Payable for investments purchased — net	—	2,753
Other liabilities	8,459	14,432
Separate Accounts liabilities	8,313,833	7,457,096

Total Liabilities	10,591,903	9,948,164

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,366,636
Accumulated other comprehensive loss, net of taxes	(10,104)	(65,178)
Retained deficit	(337,983)	(138,339)

Total Stockholder’s Equity	1,021,049	1,165,619

Total Liabilities and Stockholder’s Equity	$11,612,952	$11,113,783

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Revenues
Policy charge revenue	$203,926	$240,667	$267,586
Net investment income	122,937	135,158	136,416
Net realized investment gains (losses)
Total other-than-temporary impairment losses on securities	(14,605)	(8,329)	—
Portion of losses recognized in other comprehensive income	4,753	—	—

Net other-than-temporary impairment losses on securities recognized in income	(9,852)	(8,329)	—
Realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(48,433)	36,050	2,055

Net realized investment gains (losses)	(58,285)	27,721	2,055

Total Revenues	268,578	403,546	406,057

Benefits and Expenses
Interest credited to policyholder liabilities	79,555	91,447	93,978
Policy benefits (net of reinsurance recoveries:
2009 — $3,810; 2008 — $16,492; 2007 — $15,311)	51,104	190,578	42,286
Reinsurance premium ceded	7,253	22,789	28,292
Amortization (accretion) of deferred policy acquisition costs	10,605	(695)	22,064
Amortization and impairment of value of business acquired	155,521	37,671	—
Amortization of other intangibles	—	3,774	—
Impairment charges	—	215,462	—
Insurance expenses and taxes	75,713	68,778	59,846

Total Benefits and Expenses	379,751	629,804	246,466

Income (Loss) Before Taxes	(111,173)	(226,258)	159,591

Federal Income Tax Expense (Benefit)
Current	7,292	—	37,982
Deferred	84,636	(87,919)	11,090

Federal Income Tax Expense (Benefit)	91,928	(87,919)	49,072

Net Income (Loss)	$(203,101)	$(138,339)	$110,519

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Net Income (Loss)	$(203,101)	$(138,339)	$110,519

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	113,729	(146,545)	4,072
Reclassification adjustment for losses included in net income	23,338	—	56

	137,067	(146,545)	4,128

Net unrealized other-than-temporary impairment gains (losses) on securities
Net unrealized other-than-temporary impairment losses arising during the period	(4,347)	—	—
Reclassification adjustment for other-than-temporary impairment gains included in net income	(106)	—	—

	(4,453)	—	—

Adjustments
Policyholder liabilities	3,710	(647)	(4,795)
Deferred policy acquisition costs	(1,481)	1,481	—
Value of business acquired	(46,657)	45,438	—
Deferred federal income taxes	(29,655)	35,095	233

	(74,083)	81,367	(4,562)

Total other comprehensive income (loss), net of taxes	58,531	(65,178)	(434)

Comprehensive Income (Loss)	$(144,570)	$(203,517)	$110,085

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Common Stock	$2,500	$2,500	$2,500

Additional Paid-in Capital
Balance at beginning of year	$1,366,636	$1,116,636	$397,324
Capital contribution from AEGON USA, LLC	—	250,000	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	719,312

Balance at end of year	$1,366,636	$1,366,636	$1,116,636

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$(65,178)	$—	$(10,233)
Total other comprehensive income (loss), net of taxes	58,531	(65,178)	(434)
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	(3,457)	—	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	10,667

Balance at end of year	$(10,104)	$(65,178)	$—

Retained Earnings (Deficit)
Balance at beginning of year	$(138,339)	$—	$279,445
Net income (loss)	(203,101)	(138,339)	110,519
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	3,457	—	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—		(193,731)
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	(196,233)

Balance at end of year	$(337,983)	$(138,339)	$—

Total Stockholder’s Equity	$1,021,049	$1,165,619	$1,119,136

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(203,101)	$(138,339)	$110,519
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	(3,940)	(22,790)	(9,142)
Deferred sales inducements	936	(7,232)	(12,000)
Unearned policy charge revenue	—	—	2,232
Value of business acquired	155,521	37,670	—
Other intangibles	—	3,774	—
Benefit reserves	(29,116)	132,629	(4,034)
Federal income tax accruals	94,228	(87,203)	11,090
Claims and claims settlement expenses	(6,037)	(3,522)	(21)
Other policyholder funds	8,340	(2,697)	(2,270)
Other operating assets and liabilities, net	(14,259)	(1,979)	(16,349)
Amortization (accretion) of investments	(2,697)	(2,228)	3,008
Limited partnership asset distributions	(411)	(858)	(610)
Impairment charges	—	215,462	—
Interest credited to policyholder liabilities	79,555	91,447	93,978
Net realized investment (gains) losses	58,285	(27,721)	(2,055)

Net cash and cash equivalents provided by operating activities	137,304	186,413	174,346

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	354,643	598,127	262,046
Maturities of available-for-sale securities and mortgage loans	173,439	295,409	295,271
Purchases of available-for-sale securities and mortgage loans	(363,846)	(1,066,743)	(376,215)
Sales of limited partnerships	2,660	1,148	860
Increase in affiliated short term note receivable	(40,000)	—	—
Change in payable for collateral under securities loaned	(33,401)	182,451	—
Policy loans on insurance contracts, net	46,521	34,743	20,249
Net settlement on futures contracts	(48,105)	37,803	—
Other	1,957	3,235	—

Net cash and cash equivalents provided by investing activities	$93,868	$86,173	$202,211

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS (continued)

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$284,846	$389,370	$632,846
Policyholder withdrawals	(516,074)	(641,685)	(887,625)
Capital contribution from AEGON USA, LLC	—	250,000	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(193,731)

Net cash and cash equivalents used in financing activities	(231,228)	(2,315)	(448,510)

Net increase (decrease) in cash and cash equivalents (1)	(56)	270,271	(71,953)
Cash and cash equivalents, beginning of year	428,904	158,633	230,586

Cash and cash equivalents, end of year	$428,848	$428,904	$158,633

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2009 — $65; 2008 — $1,137; 2007 — $0); interest paid (2009 — $28; 2008 — $196; 2007 — $501); Federal income taxes paid (2009 — $3,100; 2008 — $5,400; 2007 — $60,918); and Federal income taxes received (2009 — $5,400; 2008 — $6,115; 2007 — $0)
See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Basis of Presentation
Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLIC and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”).
The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. During 2009, the Company, in addition to no longer issuing life insurance products, is no longer issuing variable annuity and market value adjusted annuity products.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with GAAP guidance, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the guidance, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2009 and 2008 amounts are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, other intangibles, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments
Fixed maturity and equity securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. The Company’s valuation policy dictates that publicly available prices are initially sought from several third party pricing services. In the event that pricing is not available from these services, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the value.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Changes in the fair value of fixed maturity and equity securities are reported as a component of accumulated other comprehensive income (loss), net of taxes, on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.
Other-than-temporary impairments (“OTTI”)
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
During the second quarter 2009, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance for the recognition and presentation of OTTI. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities.
For equity securities, once management determines a decline in the value of an available-for-sale security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.
For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion).

The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.
Limited partnerships
At December 31, 2009, the Company had investments in two limited partnerships that are not publicly traded. One of the partnerships is carried at estimated fair value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining partnership is carried at cost. At December 31, 2008, a third partnership existed which was carried at cost, but operations ceased on January 1, 2009.
Mortgage Loans on Real Estate
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The Company does not accrue interest on impaired loans and loans ninety days past due. The Company also establishes a valuation allowance based on a percentage of the outstanding loan balance.
Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Securities Lending
Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity available-for-sale securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DAC asset. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DSI asset. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Accounts performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company.

As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance at December 31, 2008. Prior to December 31, 2008, the tradename and the non-compete agreements were amortized on a straight-line basis over their useful life of five years. The distribution intangible was amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which was thirty years. The entire asset amount had been allocated to annuities. See Note 5 to the Financial Statements for further discussion.
Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008. See Note 5 to the Financial Statements for further discussion.
Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2009			2008
Interest-sensitive life products	4.00%	—	4.85%	4.00%	—	4.85%
Interest-sensitive deferred annuities	0.40%	—	6.80%	0.05%	—	6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	2009			2008
Interest rates used for liabilities	2.55%	—	5.75%	2.55%	—	5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.
Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)
Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Income. As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Subsequent Events
The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.
Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.
Recent Accounting Guidance
Current Adoption of Recent Accounting Guidance
On July 1, 2009, the FASB Accounting Standards CodificationTM (“Codification”) was launched as the single source of authoritative nongovernmental GAAP. Accounting guidance promulgated by the FASB is communicated through an Accounting Standards Update (“ASU”). An ASU provides the reason for the update and details the amendments to the Codification. Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure).
Accounting Standards Codification (“ASC”) 105, Generally Accepted Accounting Principles
The Company adopted guidance that establishes the Codification as the source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities as of the period ended September 30, 2009. All guidance contained in the Codification carries an equal level of authority. The adoption required updates to the Company’s financial statement disclosures, but did not have a material impact on the Company’s results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
ASC 320, Investments —Debt and Equity Securities
The Company adopted guidance that makes OTTI guidance for debt securities more operational and improves the presentation and disclosure of OTTI on debt and equity securities in the financial statements as of the period ended June 30, 2009. The guidance requires an entity to evaluate whether an impairment is other-than-temporary if the value of a debt security is less than its amortized cost basis at the balance sheet date. An OTTI is considered to have occurred if an entity: a) intends to sell the debt security, b) more likely than not will be required to sell the security before recovery of its amortized cost basis, or c) does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists), even if it does not intend to sell the security. In determining whether a credit loss exists, an entity should use its best estimate of the present value of cash flows expected to be collected from the debt security. The guidance provides a list of factors to be considered when estimating whether a credit loss exists and the period over which the debt security is expected to recover. If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into: a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. A cumulative effect adjustment is required to the opening balance of retained earnings (net of related tax and VOBA effects) in the period of adoption with a corresponding adjustment to accumulated OCI to reclassify the non credit component of previously recognized OTTI on debt securities held at that date, provided the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost. Only the credit portion of OTTI will be accreted into income. The adoption resulted in a net increase to retained earnings and decrease to accumulated other comprehensive income (loss) of $3,457. See Note 4 to the Financial Statements for additional disclosures. This guidance was formerly known as FASB Staff Position (“FSP”) No. FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments.
ASC 820, Fair Value Measurements and Disclosures
•	The Company adopted guidance on measuring the fair value of certain alternative investments (i.e., investments in hedge funds, private equity funds, venture capital funds, offshore fund vehicles, funds of funds, and real estate funds) as of the period ended December 31, 2009 (ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)).

The guidance applies to investments in entities where the fair value of the instrument is not readily determinable and the investment is in an entity that has all of the attributes of an investment company (as specified in ASC 946-10-15-2). If an investment is in scope, it permits, as a practical expedient, a reporting entity to use the investment’s net asset value (“NAV”) to estimate its fair value, provided that the NAV is calculated as of the reporting entity’s measurement date. The guidance prohibits the use of the NAV in estimating fair value when it is probable that an entity will sell the investment (or a portion thereof) at a price other than NAV. The guidance also requires enhanced disclosures by major category of investments about the nature and risks of investments within its scope. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance, as of the period ended December 31, 2009, which clarified that when a quoted price in an active market for an identical liability is not available, an entity should measure fair value using one of the following approaches that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs: a) a valuation technique that uses the quoted price of the identical liability when traded as a asset; b) a valuation technique that uses quoted prices for similar liabilities or similar liabilities when traded as assets; or c) another valuation technique that is consistent with fair value measurement guidance (e.g., income approach or a market approach) (ASU 2009-05, Measuring Liabilities at Fair Value). The guidance also clarifies that an entity should not make a separate adjustment for restrictions on the transfer of a liability in estimating the liability’s fair value. The guidance also specifies that when measuring the fair value of a liability using the price of the liability when traded as an asset, the price should be adjusted for factors specific to the asset that are not applicable to the fair value measurement of the liability. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly as of the period ended June 30, 2009. The guidance provides a list of factors that an entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared to normal market activity for that asset or liability. The guidance also requires interim disclosures of the inputs and valuation techniques used to measure fair value and disclosure of any changes to those inputs and valuation techniques during the period. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. Upon adoption, this guidance superseded previous guidance formerly known as FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active.

•	The Company adopted guidance requiring disclosures about fair value of financial instruments in interim reporting periods as well as annual periods as of the period ended June 30, 2009. The guidance requires an entity to disclose the methods and significant assumptions used to estimate fair value of financial instruments and to describe changes, if any, to those methods and assumptions during the period. The adoption affected disclosures but did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 107-1 and Accounting Principles Board Opinion No. 28-1, Interim Disclosures about Fair Value of Financial Instruments.

•	On January 1, 2008, the Company adopted guidance providing a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. The guidance permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities.

•	On January 1, 2008, the Company adopted guidance that defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 157, Fair Value Measurements.
ASC 855, Subsequent Events
The Company adopted guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued as of the period ended June 30, 2009. The guidance required the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 165, Subsequent Events.

In February 2010, the FASB issued revisions to the subsequent events guidance to eliminate the requirement for entities that file or furnish financial statements to the SEC to disclose the date through which subsequent events have been evaluated. However, the amended guidance retains the requirement that such an entity must evaluate subsequent events through the date on which the financial statements are issued. The amendments were effective upon issuance and the adoption did not impact the Company’s results of operations or financial position.
ASC 325-40, Investments—Other; Beneficial Interests in Securitized Financial Assets
The Company adopted guidance that amends impairment and related interest income measurement guidance to achieve more consistent determination of whether an OTTI has occurred for debt securities classified as available-for-sale or held-to-maturity as of the period ended December 31, 2008. The guidance permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previous guidance required the use of market participant assumptions which could not be overcome by management judgment. The guidance also retains and emphasizes the objective of an OTTI assessment and the related disclosure requirements included in guidance on debt and equity securities in ASC 320. The adoption had no material impact on the Company’s financial statements. This guidance was formerly known as FSP No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20.
ASC 815, Derivatives and Hedging
•	On January 1, 2009, the Company adopted guidance that amends and expands the disclosure requirements related to derivative instruments and hedging activities to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.

•	The Company adopted guidance requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments as of the period ended December 31, 2008. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 133-1 and FASB Interpretation No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.
ASC 805, Business Combinations
On January 1, 2009, the Company adopted guidance that establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. The adoption did not have a material impact on the results of operation or financial position. This guidance was formerly known as SFAS No. 141 (revised 2007), Business Combinations.
ASC 350, Intangibles—Goodwill and Other
On January 1, 2009, the Company adopted guidance that amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The guidance requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets.

Future Adoption of Recent Accounting Guidance
ASC 820, Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which includes new disclosures and clarifications of existing disclosures about fair value measurements. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarifies the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2009. The Company will adopt the guidance on January 1, 2010, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The ASU also requires separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. This disclosure requirement is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. The Company will adopt the guidance on January 1, 2011, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
Note 2. 2008 Initial Purchase Price Allocation Adjustments
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.
The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31,
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$574,950	$(6,759)	$568,191
Goodwill	156,880	(14,779)	142,101
Other intangibles	74,930	5,005	79,935
Federal income taxes — current	6,641	(525)	6,116
Federal income taxes — deferred	2,031	(2,031)	—
Reinsurance receivables	5,440	3,056	8,496
Other assets	40,741	(1,490)	39,251

Policyholder account balances	1,900,837	3,556	1,904,393
Future policy benefits	396,760	(23,014)	373,746
Federal income taxes — deferred	—	5,971	5,971
Other liabilities	10,954	(4,036)	6,918

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date.

VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
During the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance and the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$215,827	$1,092,423	$37,041	$1,345,291
Equity securities (a)	—	11,805	—	11,805
Cash equivalents (b)	—	433,875	—	433,875
Limited partnerships (c)	—	—	7,604	7,604
Separate Accounts assets (d)	8,313,833	—	—	8,313,833

Total assets	$8,529,660	$1,538,103	$44,645	$10,112,408

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(12,759)	$(12,759)

Total liabilities	$—	$—	$(12,759)	$(12,759)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$247,254	$1,012,562	$112,200	$1,372,016
Equity securities (a)	—	13,506	—	13,506
Cash equivalents (b)	—	441,943	—	441,943
Limited partnerships (c)	—	—	9,895	9,895
Separate Accounts assets (d)	7,457,096	—	—	7,457,096

Total assets	$7,704,350	$1,468,011	$122,095	$9,294,456

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$35,323	$35,323

Total liabilities	$—	$—	$35,323	$35,323

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury and U.S. Government Agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Level 2 securities include fixed maturity securities and preferred stock for which the Company utilized pricing services and corroborated broker quotes. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.

(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining limited partnership is carried at cost and is not included in the abovementioned table. At December 31, 2008, a third partnership existed which was carried at cost ($0), but operations ceased on January 1, 2009.

(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(e)	The Company issued contracts containing guaranteed minimum withdrawal benefits riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

The Company’s Level 3 assets consist principally of a limited partnership and securities whose fair value is estimated based on non-binding broker quotes. The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
	Limited	Fixed	Limited	Fixed
	Partnership	Maturity	Partnership	Maturity
Balance at beginning of year (a)	$9,895	$112,200	$13,420	$18,775

Change in unrealized gains (losses) (b)	—	9,805	—	(26,004)
Purchases	—	20,021	—	70,621
Sales	(334)	(32,458)	(1,148)	(32,332)
Transfers into Level 3	—	27,473	—	95,741
Transfers out of Level 3	—	(100,605)	—	(15,012)
Changes in valuation (c)	(1,957)	605	(3,235)	603
Net realized investment gains (losses) (d)	—	—	858	(192)

Balance at end of year (a)	$7,604	$37,041	$9,895	$112,200

(a)	Recorded as a component of limited partnerships and fixed maturity available-for-sale securities in the Balance Sheets.

(b)	Recorded as a component of other comprehensive income (loss).

(c)	Recorded as a component of net investment income in the Statements of Income.

(d)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 securities from 2008 to 2009 is primarily due to securities being vendor priced (Level 2) at December 31, 2009 and an increase in market activity.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.
The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors).
For equity volatility, the Company uses a term structure with market based implied volatility inputs for the first five years. Correlations of market returns across underlying indices are based on actual observed market returns and their inter-relationships over a number of years preceding the valuation date. The volume of observable option trading from which volatilities are implied diminishes markedly after five years; and therefore, the Company uses a volatility curve which grades from actual implied volatilities for five years to a long-term forward rate assumptions of 25% in 2009 and 2008. The December 31, 2009 volatility assumption for the S&P 500 index in year 20 is approximately 25.3% expressed at spot rate. Assumptions on policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
		GMIB		GMIB
	GMWB	Reinsurance	GMWB	Reinsurance
Balance at beginning of period (b)	$114,457	$(79,134)	$13,865	$744

Purchase price adjustment	—	—	(2,243)	(12,884)
Changes in valuation (a)	(68,470)	20,388	102,835	(66,994)

Balance at end of period (b)	$45,987	$(58,746)	$114,457	$(79,134)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.
During 2009 and 2008, the change in valuation is principally being driven by the volatile equity market environment.
Note 4. Investments
Fixed Maturity and Equity Securities
The Company adopted revised guidance for the recognition and presentation of OTTI as of the period ended June 30, 2009. The prior requirement for management to assert that it has the intent and ability to hold an impaired debt security until recovery was replaced with the requirement that management assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.
As permitted by the guidance, the Company recorded an increase of $3,457 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired available-for-sale securities held as of April 1, 2009. The following summarizes the components for this cumulative effect adjustment:

		Net
	Unrealized	Unrealized	Total
	OTTI	Loss on	Cumulative
	on Available-	Available-	Effect
	For-Sale	For-Sale	Adjustment
	Securities	Securities	in OCI
Increase in amortized cost of available-for-sale securities	$241	$12,335	$12,576
Change in VOBA	—	(7,257)	(7,257)
Income tax	(84)	(1,778)	(1,862)

Net cumulative effect adjustment	$157	$3,300	$3,457

The cumulative effect adjustment was calculated for all available-for-sale securities held as of April 1, 2009, for which an OTTI was previously recognized, but as of April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of April 1, 2009, to the amortized cost basis of the available-for-sale securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective available-for-sale security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on available-for-sale securities, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.

The following table summarizes the increase to the amortized cost of the available-for-sale securities as of April 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Fixed maturity securities
Corporate securities	$8,583
Government and government agencies — United States	2,367

Total fixed maturity securities	10,950

Equity securities — preferred stocks — banking securities	1,626

Total	$12,576

The amortized cost and estimated fair value of investments in fixed maturity and equity securities at December 31, 2009 and 2008 were:

	December 31, 2009
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities
Corporate securities	$718,740	$23,767	$(8,807)	$(101)	$733,599
Asset-backed securities	118,400	4,830	(8,164)	(3,375)	111,691
Commercial mortgage-backed securities	165,844	1,819	(15,490)	—	152,173
Residential mortgage-backed securities	122,400	3,400	(6,496)	(1,134)	118,170
Municipals	1,551	7	(70)	—	1,488
Government and government agencies
United States	220,313	1,427	(5,912)	—	215,828
Foreign	12,033	369	(60)	—	12,342

Total fixed maturity securities	$1,359,281	$35,619	$(44,999)	$(4,610)	$1,345,291

Equity securities — preferred stocks
Banking securities	$9,246	$—	$(2,885)	$—	$6,361
Other financial services securities	165	198	—	—	363
Other securities	5,791	—	(710)	—	5,081

Total equity securities	$15,202	$198	$(3,595)	$—	$11,805

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities
Corporate securities	$805,324	$4,559	$(76,742)	$—	$733,141
Asset-backed securities	157,735	1,421	(32,838)	—	126,318
Commercial mortgage-backed securities	158,907	—	(39,530)	—	119,377
Residential mortgage-backed securities	140,621	1,875	(14,238)	—	128,258
Municipals	1,635	4	(94)	—	1,545
Government and government agencies
United States	229,878	17,387	(11)	—	247,254
Foreign	16,268	213	(358)	—	16,123

Total fixed maturity securities	$1,510,368	$25,459	$(163,811)	$—	$1,372,016

Equity securities — preferred stocks
Banking securities	$8,551	$—	$(2,600)	$—	$5,951
Other financial services securities	1,568	—	(434)	—	1,134
Other securities	11,580	—	(5,159)	—	6,421

Total equity securities	$21,699	$—	$(8,193)	$—	$13,506

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.
The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31, 2009 and 2008 were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$1,273,913	$1,272,291	$1,432,232	$1,316,909
Below investment grade	85,368	73,000	78,136	55,107

Total fixed maturity securities	$1,359,281	$1,345,291	$1,510,368	$1,372,016

At December 31, 2009 and 2008 the estimated fair value of fixed maturity securities rated BBB- were $38,945 and $39,860, respectively, which is the lowest investment grade rating given by Standard & Poor’s (“S&P”).
The amortized cost and estimated fair value of fixed maturity securities at December 31, 2009 and 2008 by expected maturity were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity securities
Due in one year or less	$107,985	$108,234	$129,284	$128,424
Due after one year through five years	265,145	273,128	450,331	432,032
Due after five years through ten years	421,437	423,225	285,150	265,360
Due after ten years	158,070	158,670	188,340	172,247

	952,637	963,257	1,053,105	998,063
Mortgage-backed securities and other asset-backed securities	406,644	382,034	457,263	373,953

Total fixed maturity securities	$1,359,281	$1,345,291	$1,510,368	$1,372,016

In the preceding table fixed maturity securities not due at a single maturity date, have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company had investment securities with an estimated fair value of $23,819 and $24,910 that were deposited with insurance regulatory authorities at December 31, 2009 and 2008, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.
The estimated fair value and gross unrealized losses and unrealized OTTI of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2009 and 2008 were as follows:

	December 31, 2009
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI (1)
Less than or equal to six months
Fixed maturities
Corporate securities	$169,107	$171,407	$(2,300)
Asset-backed securities	3,690	3,767	(77)
Commercial mortgage-backed securities	11,798	12,094	(296)
Residential mortgage-backed securities	19,885	20,021	(136)
Government and government agencies
United States	25,969	26,201	(232)
Foreign	3,563	3,623	(60)

Total fixed maturity and equity securities	234,012	237,113	(3,101)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	6,173	6,813	(640)
Asset-backed securities	12,892	14,470	(1,578)
Commercial mortgage-backed securities	5,046	5,770	(724)
Residential mortgage-backed securities	4	4	—
Government and government agencies — United States	83,657	89,337	(5,680)

Total fixed maturity and equity securities	107,772	116,394	(8,622)

Greater than one year
Fixed maturities
Corporate securities	81,631	87,599	(5,968)
Asset-backed securities	22,950	32,834	(9,884)
Commercial mortgage-backed securities	50,799	65,269	(14,470)
Residential mortgage-backed securities	19,805	27,299	(7,494)
Municipals	860	930	(70)
Equity securities
Banking securities	6,361	9,246	(2,885)
Other securities	5,081	5,791	(710)

Total fixed maturity and equity securities	187,487	228,968	(41,481)

Total fixed maturity and equity securities	$529,271	$582,475	$(53,204)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

25

	December 31, 2008
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI
Less than or equal to six months
Fixed maturities
Corporate securities	$233,191	$262,403	$(29,212)
Asset-backed securities	76,387	100,645	(24,258)
Commercial mortgage-backed securities	99,049	123,037	(23,988)
Residential mortgage-backed securities	7,497	8,114	(617)
Government and government agencies — United States	59,287	59,656	(369)
Equity securities — banking securities	5,950	8,550	(2,600)

Total fixed maturity and equity securities	481,361	562,405	(81,044)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	297,050	344,580	(47,530)
Asset-backed securities	25,270	33,850	(8,580)
Commercial mortgage-backed securities	20,329	35,871	(15,542)
Residential mortgage-backed securities	19,323	32,944	(13,621)
Municipals	838	932	(94)
Equity securities
Other financial services securities	1,134	1,568	(434)
Other securities	6,422	11,581	(5,159)

Total fixed maturity and equity securities	370,366	461,326	(90,960)

Total fixed maturity and equity securities	$851,727	$1,023,731	$(172,004)

The total number of securities in an unrealized loss position was 119 and 330 at December 31, 2009 and 2008, respectively.
The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% at December 31, 2009 and 2008 were as follows:

	December 31, 2009
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Greater than one year	$68,806	$(28,168)	$(4,509)	17

Total	$68,806	$(28,168)	$(4,509)	17

Decline > 40%
Greater than one year	$12,943	$(10,989)	$—	4

Total	$12,943	$(10,989)	$—	4

	December 31, 2008
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Less than or equal to six months	$91,210	$(55,383)	$—	43
Greater than six months but less than or equal to one year	89,176	(63,241)	—	35

Total	$180,386	$(118,624)	$—	78

Decline > 40%
Less than or equal to six months	$29,924	$(35,372)	$—	19
Greater than six months but less than or equal to one year	35,682	(38,774)	—	16

Total	$65,606	$(74,146)	$—	35

Unrealized gains (losses) incurred during 2009 and 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
The components of net unrealized loss and OTTI included in accumulated other comprehensive loss, net of taxes were as follows:

	December 31,
	2009	2008
Assets
Fixed maturity securities	$(13,990)	$(138,352)
Equity securities	(3,397)	(8,193)
Deferred policy acquisitions costs	—	1,481
Value of business acquired	(1,219)	45,438

	(18,606)	(99,626)

Liabilities
Policyholder account balances	3,062	(647)
Federal income taxes — deferred	5,440	35,095

	8,502	34,448

Stockholder’s equity
Accumulated other comprehensive loss, net of taxes	$(10,104)	$(65,178)

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
Mortgage Loans on Real Estate
Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for the years ended December 31, 2009 and 2008.
The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2009 and 2008 was $67,707 and $70,771, respectively.
Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated value. In addition to the valuation allowance for specific loans, an allowance is estimated based on a percent of the outstanding loan balance. The valuation allowance at December 31, 2009 and 2008 was $41 and $49, respectively.
The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, New Hampshire, California, Virginia, Ohio, and Washington which account for approximately 80% of mortgage loans as of December 31, 2009.
Policy Loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2009 and 2008 was $867,361 and $913,882, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Securities Lending
The Company loans securities under securities lending agreements. The amortized cost of securities out on loan at December 31, 2009 and 2008 was $149,374 and $166,427, respectively. The estimated fair value of securities out on loan at December 31, 2009 and 2008 was $145,209 and $173,991, respectively.

Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. As of December 31, 2009, the Company had 570 outstanding short futures contracts with a notional value of $158,275. As of December 31, 2008, the Company had 990 outstanding short futures contracts with a notional value of $222,775.
Net Investment Income
Net investment income by source for the years ended December 31 was as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$72,710	$81,569	$72,597
Policy loans on insurance contracts	46,156	48,742	49,497
Cash and cash equivalents	2,816	7,848	9,976
Equity securities	1,409	2,038	3,593
Limited partnerships	(1,545)	(2,376)	3,223
Mortgage loans on real estate	4,706	2,424	—
Other	889	1,103	113

Gross investment income	127,141	141,348	138,999
Less: investment expenses	(4,204)	(6,190)	(2,583)

Net investment income	$122,937	$135,158	$136,416

Realized Investment Gains (Losses)
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Proceeds	$351,633	$598,127	$262,046
Gross realized investment gains	5,392	4,853	4,119
Gross realized investment losses	(5,507)	(5,861)	(2,064)

Proceeds on available-for-sale securities sold at a realized loss	103,332	268,351	152,277
Net realized investment gains (losses) for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$(10,605)	$(14,751)	$1,727
Equity securities	(3,692)	(414)	328
Limited partnerships	1,567	—	—
Mortgage loans on real estate	(531)	(49)	—
Derivatives	(48,105)	37,803	—
Adjustment related to VOBA	3,081	5,132	—

Net realized investment gains (losses)	$(58,285)	$27,721	$2,055

OTTI
If management determines that a decline in the value of an available-for-sale equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and its net present value, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

The following tables sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

Balance, December 31, 2008	$—
Credit losses remaining in retained earnings related to adoption of revised guidance on OTTI (ASC 320)	239
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,291)
Credit loss impairment recognized in the current period on securities not previously impaired	2,479
Additional credit loss impairments recognized in the current period on securities previously impaired	18
Accretion of credit loss impairments previously recognized	(6)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(4)
Accretion previously recognized on securities which matured, paid down, prepaid or were sold during the period	10

Balance, December 31, 2009	$1,445

The components of OTTI reflected in the Statements of Income for the year ended was as follows:

	December 31, 2009
	Total	Portion of	Net OTTI
	OTTI	OTTI Losses	Losses
	Losses on	Recognized	Recognized
	Securities	in OCI	in Income
Gross OTTI losses	$18,929	$4,753	$14,176
DAC, DSI and VOBA	(4,324)	—	(4,324)

Net OTTI Losses	$14,605	$4,753	$9,852

The Company adopted revised guidance on the recognition and presentation of OTTI as of June 30, 2009. The gross cumulative effect of this adoption was a $12,576 adjustment to retained earnings and amortized cost for fixed maturity securities and cost basis for equity securities for the non credit related portion of previously recorded impairments on securities still in inventory at April 1, 2009. Of this, $3,495 related to non credit impairments previously recorded in income during the first quarter of 2009. For the year ended December 31, 2008, the Company recorded gross impairments of $14,208 and associated VOBA amortization of $5,879. For the year ended December 31, 2007, the Company did not any record any OTTI.
Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of VOBA for the years ended December 31 was as follows:

	2009	2008
Balance at beginning of year	$581,090	$574,950

Purchase price adjustment	—	(6,759)
Accretion (amortization) expense	(12,272)	30,778
Unlocking	(79,355)	(40,476)
Impairment charge	(63,894)	(27,973)
Adjustment related to realized losses on investments and OTTI	3,081	5,132
Adjustment related to unrealized (gains) losses and OTTI on investments	(53,914)	45,438

Balance at end of year	$374,737	$581,090

During 2009, the Company experienced increased gross profits as a result of market improvements which increased amortization expense. Also during 2009, unlocking was primarily driven by the volatile equity market environment and revisions to policyholder behavior assumptions. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, in the first quarter 2009 and fourth quarter 2008, the Company recorded an impairment charge as estimated future gross profits were less than the unamortized balance.
The estimated future amortization of VOBA from 2010 to 2014 is as follows:

2010	$27,691
2011	$29,469
2012	$31,525
2013	$34,153
2014	$36,754
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. However during the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($76,161) and the majority of the goodwill balance ($139,301) except for the amount related to the Company’s state licenses at December 31, 2008.
Note 6. DAC, DSI and UPCR
The Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2008	$—	$—

Capitalization	22,095	6,975
Accretion	8,038	2,444
Unlocking	(7,343)	(2,187)
Adjustment related to unrealized losses and OTTI on investments	1,481	—

Balance, December 31, 2008	24,271	7,232

Capitalization	14,545	1,521
Amortization	(7,973)	(2,495)
Unlocking	(2,632)	38
Adjustment related to unrealized gains and OTTI on investments	(1,481)	—

Balance, December 31, 2009	$26,730	$6,296

Equity market improvements in 2009 as compared to 2008 caused higher amortization expense as a result of increasing gross profits. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking.
As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date. The components of accretion (amortization) of UPCR for the year ended December 31, 2007 was as follows:

Predecessor
2007
Accretion	$2,874
Unlocking	(4,815)

Total amortization of UPCR	$(1,941)

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
Prior to September 30, 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.
•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.
•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2009	GMDB	GMIB	GMWB
Net amount at risk (a)	$1,415,524	$7,024	$150,197

Average attained age of contract owners	71	61	69

Weighted average period remaining until expected annuitization	n/a	3.9 yrs	n/a

2008
Net amount at risk (a)	$2,631,834	$93,436	$274,296

Average attained age of contract owners	68	61	70

Weighted average period remaining until expected annuitization	n/a	6.0 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2008	$74,641	$—

Purchase price adjustment	(7,887)	—
Guaranteed benefits incurred	22,420	7,939
Guaranteed benefits paid	(28,447)	—
Unlocking	85,162	10,596

Balance, December 31, 2008	145,889	18,535

Guaranteed benefits incurred	43,197	18,781
Guaranteed benefits paid	(52,139)	—
Unlocking	8,586	1,853

Balance, December 31, 2009	$145,533	$39,169

During 2009, the small decline in the GMDB liability was primarily due to equity market improvements partially offset by revisions to policyholder behavior assumptions. During 2009, the increase in the GMIB liability was primarily due to revisions to policyholder behavior assumptions partially offset by the favorable impact of improved equity markets in the latter half of 2009. The substantial increase in the GMDB and GMIB liabilities in 2008 was primarily due to significant market declines during the latter half of 2008.

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2009
GMDB Only	$1,786,028	$768,644	$571,784	$238,924	$4,824	$3,370,204
GMDB and GMIB	1,183,035	354,188	404,155	58,510	14,107	2,013,995
GMDB and GMWB	425,882	78,613	188,216	4,312	7,698	704,721
GMWB only	165,990	29,866	75,097	1,809	2,995	275,757
GMIB only	97,595	14,463	44,919	1,866	2,452	161,295
No guaranteed benefit	16,518	4,357	15,703	2,264	1,150	39,992

Total	$3,675,048	$1,250,131	$1,299,874	$307,685	$33,226	$6,565,964

2008
GMDB Only	$1,712,586	$764,563	$532,448	$223,531	$3,388	$3,236,516
GMDB and GMIB	880,425	348,784	338,704	77,037	9,316	1,654,266
GMDB and GMWB	260,347	73,349	154,400	4,362	6,455	498,913
GMWB only	104,486	29,037	62,796	2,796	2,416	201,531
GMIB only	64,495	13,808	33,159	1,667	1,520	114,649
No guaranteed benefit	14,678	4,664	12,583	2,504	366	34,795

Total	$3,037,017	$1,234,205	$1,134,090	$311,897	$23,461	$5,740,670

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2009	2008
Balanced	$733,429	$537,761
Equity	562,073	757,526
Bond	228,272	128,794
Money Market	224,095	292,345

Total	$1,747,869	$1,716,426

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	Successor		Predecessor
	2009	2008	2007
Provisions for income taxes computed at Federal statutory rate (35%)	$(38,911)	$(79,190)	$55,857
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(8,890)	(7,420)	(4,783)
Tax credits	(1,386)	(884)	(2,002)
Tax goodwill amortization	—	(431)	—
Valuation allowance on deferred tax assets	145,504	—	—
Provision to return adjustment	(7,955)	—	—
Uncertain tax positions	3,623	—	—
Other	(57)	6	—

Federal income tax provision	$91,928	$(87,919)	$49,072

Effective tax rate	-83%	39%	31%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.
Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2009	2008
Deferred tax assets
DAC	$113,381	$125,732
Net operating and capital loss carry forward	68,655	110,255
Intangible assets	64,582	67,556
Investment adjustments	11,144	49,527
Policyholder account balances	20,525	—
Tax VOBA	81	88
Liability for guaranty fund assessments	1,741	679
Tax credits	9,479	—
Other	(477)	1,939

Total deferred tax assets	289,111	355,776
Valuation allowance	(145,504)	—

Net deferred tax assets	143,607	355,776

Deferred tax liabilities
Book VOBA	131,158	203,382
DAC	11,559	11,026
Policyholder account balance	—	24,325

Total deferred tax liabilities	142,717	238,733

Total net deferred tax asset	$890	$117,043

The valuation allowance for deferred tax assets at December 31, 2009 was $145,504. There was no valuation allowance at December 31, 2008. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, is not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of further taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.
The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined that there were no tax benefits that should not be recognized as of December 31, 2008. Additions as of December 31, 2009 are based on tax positions related to the prior year of $3,623, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2008 U.S. Federal income tax return. There were no additions based on tax positions related to the current year. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
At December 31, 2009 and 2008, the Company had an operating loss carryforward for federal income tax purposes of $176,009 (net of the ASC 740 reduction of $10,351) and $314,582, respectively, with a carryforward period of fifteen years that expire at various dates up to 2024. In addition, at December 31, 2009, the Company also has a capital loss carryforward for federal income tax purposes of $9,796 with a carryforward period of five years that will expire at various dates up to 2014. At December 31, 2009, the Company had a foreign tax credit carryforward of $5,810 with a carryforward period of ten years that will expire at various dates up to 2019. Also at December 31, 2009, the Company had an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $3,668 with an indefinite carryforward period.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize penalty expense in its financial statements as of December 31, 2009 and 2008. The Company recognized interest expense of $119 as of December 31, 2009. The Company did not recognize interest expense as of December 31, 2008.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2008, but no examination by the Internal Revenue Service has yet commenced.
Note 9. Stockholder’s Equity and Statutory Accounting Principles
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.
The Company’s statutory net income (loss) for the years ended December 31, 2009, 2008 and 2007 was $225,287, ($259,862), and $108,791, respectively.
Statutory capital and surplus at December 31, 2009 and 2008 was $599,014 and $356,135, respectively. At December 31, 2009 and 2008, approximately $282,663 and $35,593, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department. During 2009, the Company did not receive any capital contributions from AUSA. During 2008, the Company received $250,000 of capital contributions from AUSA. During 2009 and 2008, the Company did not pay any dividends to AUSA.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2009 and 2008, based on the RBC formula, the Company’s total adjusted capital level was above the minimum amount of capital required to avoid regulatory action.
Note 10. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance, which is expected to be finalized in the first half of 2010.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2009 and 2008, reinsurance receivables were $35,806 and $14,219 respectively, of which the majority ($29,682 and $10,026, respectively) related to the recapture of life reinsurance and refined calculations in conjunction with system conversions. At December 31, 2009 and 2008, these reinsurance receivables were primarily from Swiss Re, Lincoln National Life Insurance Company, Reinsurance Group of America (“RGA”), Employers Reassurance Corporation (“ERAC”), and Munich American Reassurance Company. As of December 31, 2009, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $399 that can be drawn upon for delinquent reinsurance receivables.
At December 31, 2009, the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$7,255,580	$2,002,598	$626	$5,253,608	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2009, 45% and 12% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2008, 49% and 5% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 11. Related Party Transactions
As of December 31, 2009, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2009 and 2008, the Company incurred $24,844 and $5,221, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On June 29, 2009, the Company had an intercompany short-term note receivable of $40,000 with an interest rate of 0.30% that is due June 29, 2010. On September 29, 2009 the Company also had an intercompany short-term note receivable of $20,000 with an interest rate of 0.25% that was due September 29, 2010, but was paid in full on December 31, 2009. At December 31, 2008, the Company was not party to any outstanding intercompany short-term note receivable. During 2009 and 2008, the Company accrued and/or received $108 and $1,669 respectively, of interest. Interest related to these arrangements is included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2009 and 2008, the Company incurred $163 and $70, respectively, under this agreement. There were no mortgage loan origination fees during 2009. Mortgage loan origination fees of $25 were capitalized and included on the Balance Sheet under mortgage loans on real estate during 2008. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2009 and 2008, the Company incurred $2,207 and $2,029, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2009 and 2008, the Company incurred $4,002 and $6,498, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2009 and 2008, the Company incurred $47,569 and $29,734, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. Revenue attributable to this agreement is included in policy charge revenue. During 2009, the Company did not receive revenue under this agreement. During 2008, the Company received $25 in revenue under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. Revenue attributable to this agreement is included in policy charge revenue. During 2009 and 2008, the Company received $44 and $8, respectively, in revenue under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2009 and 2008, the Company incurred $268 and $257, respectively in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.
The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturity available-for-sale securities and mortgage loans on real estate in the Balance Sheets. During 2009, there were no purchases of investments from affiliated companies. During 2009, the Company sold $78,525 and $2,961 of fixed maturity available-for-sale securities and mortgage loans on real estate, respectively to affiliates. During 2008, the Company purchased $204,892 and $68,794 of fixed maturities available-for-sale securities and mortgage loans on real estate, respectively, from affiliates. During 2008, the Company sold $34,959 of fixed maturities available-for-sale securities to an affiliated company.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and Merrill Lynch Insurance Group, Inc. (“MLIG”) were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017 for 2007. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $501 for 2007. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of Merrill Lynch, Pierce, Fenner & Smith, Incorporated, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916 for 2007. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former Merrill Lynch Investment Managers, L.P. (“MLIM”), now BlackRock, Inc, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560 during 2007.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2009 and 2008, the Company’s estimated liability for future guaranty fund assessments was $4,974 and $5,704, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments – annuity, life insurance and other, while the successor information is shown under the new basis, two segments – annuity and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	Successor
	2009
		Life
	Annuity	Insurance	Total
Net revenues (a)	$101,449	$87,574	$189,023

Policy benefits (net of reinsurance)	22,043	29,061	51,104

Federal income tax expense	34,469	57,459	91,928

Net loss	(174,999)	(28,102)	(203,101)

	Successor
	2008
		Life
	Annuity	Insurance	Total
Net revenues (a)	$215,885	$96,214	$312,099

Policy benefits (net of reinsurance)	161,650	28,928	190,578

Federal income tax expense (benefit)	(94,215)	6,296	(87,919)

Net income (loss)	(158,462)	20,123	(138,339)

	Predecessor
	2007
		Life
	Annuity	Insurance	Other	Total
Net revenues (a)	$200,295	$97,351	$14,433	$312,079

Policy benefits (net of reinsurance)	15,291	26,995	—	42,286

Federal income tax expense	30,380	13,640	5,052	49,072

Net income	72,244	28,894	9,381	110,519

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2009
Annuity	$7,836,365	$641,030
Life Insurance	3,776,587	1,457,865

Total	$11,612,952	$2,098,895

2008
Annuity	$7,338,124	$742,423
Life Insurance	3,775,659	1,547,003

Total	$11,113,783	$2,289,426

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits
	(1)		Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A. Note 1
	(2)		Not Applicable.
	(3)	(a)	Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2
		(b)	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3
		(c)	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3
		(d)	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4
	(4)	(a)	Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). Note 5
		(b)	Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Account Value). Note 5
		(c)	Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5
		(d)	Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5
		(e)	Account Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5
		(f)	Account Value Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

(g)	Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5
(h)	Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(i)	Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(j)	Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(k)	Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
(l)	Additional Death Benefit Endorsement and Schedule Pages. Note 5
(m)	Bonus Endorsement and Schedule Pages. Note 6
(n)	Spousal Beneficiary Continuation Endorsement. Note 5
(o)	Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 7
(p)	Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. Note 8
(q)	Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. Note 8
(r)	Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). Note 8
(s)	Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). Note 8
(t)	Guaranteed Minimum Death Benefit Rider. Note 9
(u)	Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. Note 9

	(v)	Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. Note 9
	(w)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). Note 9
	(x)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). Note 9
	(y)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life with Income Enhancement Benefit). Note 9
	(z)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). Note 9
	(aa)	Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. Note 9
	(bb)	Guaranteed Minimum Withdrawal Benefit riders. Note 2
(5)	(a)	Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5
	(b)	Form of revised Application for the Flexible Premium Individual Deferred Variable Annuity. Note 7
(6)	(a)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 10
	(b)	Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 10
(7)		Reinsurance Agreements.
	(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 26
	(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement Note 26
	(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 26
	(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement Note 26
	(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. note 26
	(c)(1)	Amendment No. 3 to the DBER Reinsurance Agreement Note 26
(8)	(a)	Amended General Agency Agreement. Note 11
	(b)	Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. Note 10
	(c)	Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 10

(d)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. Note 10
(e)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. Note 10
(f)	Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 11
(g)	Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 10
(h)	Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 12
(i)	Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series Fund, Inc. Note 13
(j)	Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 10
(k)	Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 12
(l)	Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 14
(m)	Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 12
(n)	Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Note 10
(o)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. Note 12
(p)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. Note 12

(q)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. Note 12
(r)	Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life Insurance Company. Note 15
(s)	Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. Note 15
(t)	Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life Insurance Company. Note 15
(u)	Form of Participation Agreement Between American Century Variable Portfolios, Inc. and Merrill Lynch Life Insurance Company. Note 16
(v)	Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and Merrill Lynch Life Insurance Company. Note 17
(w)	Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and Merrill Lynch Life Insurance Company. Note 17
(x)	Form of Participation Agreement Between American Funds Insurance Series, Capital Research and Management Company, and Merrill Lynch Life Insurance Company. Note 18
(y)	Form of Participation Agreement Between Cohen & Steers VIF Realty Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. Note 18
(z)	Form of Participation Agreement Between Dreyfus Variable Investment Fund, The Dreyfus Corporation, and Merrill Lynch Life Insurance Company. Note 18
(aa)	Form of Participation Agreement Between Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 18
(bb)
Form of Participation Agreement Between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Merrill Lynch Life Insurance Company, and Merrill Lynch, Pierce, Fenner & Smith Incorporated. Note 18

(cc)	Form of Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 18

(dd)	Form of Participation Agreement Between Wanger Advisors Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 18
(ee)	Form of Participation Agreement Between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Merrill Lynch Life Insurance Company. Note 18
(ff)
Form of Amendment to Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 19

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 20
(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 20
(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 21
(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 22
(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 23
(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 20
(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. Note 23
(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 23

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 20
(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 23
(qq)	Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and Merrill Lynch Life Insurance Company. Note 22
(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 21
(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 20
(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. Note 23
(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 20
(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. Note 23
(ww)	Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 24
(xx)	Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global Investors Distributors LLC, and Merrill Lynch Life Insurance Company. Note 24

	(yy)	Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 24
	(zz)	Form of Amendment to Participation Agreement by and among Columbia Management Distributors, Inc., Wanger Advisors Trust, and Merrill Lynch Life Insurance Company. Note 23
	(aaa)	Form of Participation Agreement by and among Janus Distributors LLC and Merrill Lynch Life Insurance Company. Note 23

	(aaa)(1)	Amendment No. 1 to Participation Agreement (Janus). Note 27

	(bbb)	Form of Amendment to Participation Agreement by and among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 23
	(ccc)	Shareholder Service Agreement by and among American Funds Distributors and Merrill Lynch Life Insurance Company. Note 2
	(ddd)	Service Agreement by and between Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 2
	(eee)	Assignment of Letter Agreement by and between Janus Capital Management LLC and Merrill Lynch Life Insurance Company. Note 2
	(fff)	Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Merrill Lynch Life Insurance Company. Note 2
	(ggg)	Services Agreement between Pacific Investment Management Company and Merrill Lynch Life Insurance Company. Note 2
	(hhh)	Services Agreement between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. Note 2
(iii)
Amendment No. 2 to the Participation Agreement by and among Pioneer Variable Contracts Trust, Merrill Lynch Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. Note 2

	(jjj)	Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3
	(kkk)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 25
	(lll)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4
	(mmm)	Participation Agreement (TST). Note 27
	(mmm)(1)	Amendment No. 2 to Participation Agreement (TST). Note 27

(9)		Opinion and Consent of Counsel. Note 27

(10)	(a)	Consent of Counsel. Note 27

	(b)	Consent of independent registered public accounting firm. Note 27

(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney. Note 27

Note 1	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) filed on December 10, 1996.
Note 2	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) filed on April 25, 2008.
Note 3	Incorporated by reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863) filed on March 27, 2008.
Note 4	Incorporated by reference to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) filed on January 4, 2008.
Note 5	File with Initial Filing to Form N-4 Registration Statement (File No. 333-118362) filed on August 19, 2004.
Note 6	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) filed on January 31, 2005.
Note 7	File with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-118362) filed on December 2, 2005.
Note 8	File with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-118362) filed on September 27, 2006.
Note 9	File with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) filed on February 22, 2008.
Note 10	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) filed on December 10, 1996.
Note 11	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) filed on April 28, 1994.
Note 12	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-90243) filed on November 3, 1999.
Note 13	Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 33-55472) filed on April 29, 1997.
Note 14	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-43773) filed on April 23, 1997.
Note 15	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-90243) filed on March 31, 2000.
Note 16	Incorporated by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-43773) filed on April 30, 2001.
Note 17	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-90243) filed on April 23, 2004.
Note 18	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) filed on April 25, 2005.
Note 19	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-118362) filed on April 21, 2006.
Note 20	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-43773) filed on April 17, 2007.
Note 21	Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-91098) filed on April 18, 2007.
Note 22	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) filed on April 17, 2007.
Note 23	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) filed on April 24, 2007.
Note 24	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-73544) filed on April 17, 2007.
Note 25	Incorporated by reference to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) filed on August 17, 2007.

Note 26	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-118362) dated April 28, 2009.

Note 27	Filed herewith.

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, and Vice President

Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President Chief Financial Officer and Treasurer Corporate Controller

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary Group General Counsel and Senior Vice President

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.
Item 27.  Number of Contracts

The number of Contracts in force as of March 31, 2010 was 7,261.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 – Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David W. Hopewell	(1)	Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary
Jeff Carnal	(7)	Assistant Vice President
Julie Allomong	(7)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrison, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015

     (c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.	$3,263,283	0	0	0

(1)	Fiscal Year 2009

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31.  Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2010.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH LIFE INSURANCE COMPANY Depositor

*
Lon J. Olejniczak
President and Director
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President	,
Lon J. Olejniczak		2010

*	Director and Senior Vice President	,
Robert R. Frederick		2010

*	Director, and Vice President	,
John T. Mallett		2010

*	Director and Assistant Vice President	,
Ronald L. Ziegler		2010

*	Vice President, Corporate Controller, Chief Financial Officer and Treasurer	,
Eric J. Martin		2010

/s/ DarinD.Smith	Vice President and Assistant Secretary	April 21, 2010 ,
Darin D. Smith

*	By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(aaa)(1)	Amendment No. 1 to Participation Agreement (Janus)

8(mmm)	Participation Agreement (TST)

8(mmm)(1)	Amendment No. 2 to Participation Agreement (TST)

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Consent of Independent Registered Public Accounting Firm

(13)	Powers of Attorney

*	Page numbers included only in manually executed original